Schedule of Assets (Held at End of Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($) $ / ¥ $ / $ $ / R$ $ / ¥ $ / R $ / ฿ $ / £ $ / ₨ $ / ₪ $ / $ $ / ₩ $ / zł $ / Rp $ / $ $ / SFr shares
EBP, Schedule of Asset Held for Investment [Line Items]
Plan number	002
Entity tax identification number	13-4994650
Investments, current value	$ 59,691,224,193
Participant notes receivable, current value	676,249,374
Total investments including notes receivable from participants	$ 60,367,473,567
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant notes receivable, interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant notes receivable, interest rate	10.00%
Investments at Fair Value
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 57,423,253,583
Total equity securities
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	15,813,948,903
Corporate debt and asset-backed securities
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	2,484,139,652
U.S. federal, state, local and non-U.S. government securities
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	775,665,981
Mortgage-backed securities
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	278,860,861
Other
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	440,871,048
Derivatives receivable
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	468,317
Collective investment funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	37,629,298,821
Synthetic GICs
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 2,267,970,610
Investment, Identifier [Axis]: COLLECTIVE INVESTMENT FUNDS | BLCKRCK DEVELOPED REAL
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	18,559,966
Investments, current value	$ 245,819,323
Investment, Identifier [Axis]: COLLECTIVE INVESTMENT FUNDS | BLCKRCK EAFE EQUITY
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	246,959,615
Investments, current value	$ 4,463,943,215
Investment, Identifier [Axis]: COLLECTIVE INVESTMENT FUNDS | BLCKRCK EAFE SMALL CAP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	25,788,710
Investments, current value	$ 410,239,066
Investment, Identifier [Axis]: COLLECTIVE INVESTMENT FUNDS | BLCKRCK EMER MARKETS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	108,758,586
Investments, current value	$ 1,602,775,279
Investment, Identifier [Axis]: COLLECTIVE INVESTMENT FUNDS | BLCKRCK EQUITY INDEX
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	532,315,164
Investments, current value	$ 15,509,534,613
Investment, Identifier [Axis]: COLLECTIVE INVESTMENT FUNDS | BLCKRCK RUSSELL 2000
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	80,147,860
Investments, current value	$ 1,432,017,848
Investment, Identifier [Axis]: COLLECTIVE INVESTMENT FUNDS | BLCKRCK RUSSELL GROWTH 1000
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	139,638,521
Investments, current value	$ 5,179,234,647
Investment, Identifier [Axis]: COLLECTIVE INVESTMENT FUNDS | BLCKRCK RUSSELL VALUE 1000
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	92,531,374
Investments, current value	$ 1,926,512,461
Investment, Identifier [Axis]: COLLECTIVE INVESTMENT FUNDS | BLCKRCK SHORT-TERM
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	75,689,050
Investments, current value	$ 75,689,050
Investment, Identifier [Axis]: COLLECTIVE INVESTMENT FUNDS | BLCKRCK U.S. DEBT
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	266,872,043
Investments, current value	$ 3,102,681,058
Investment, Identifier [Axis]: COLLECTIVE INVESTMENT FUNDS | BLCKRCK U.S. TIPS U/A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	9,402,834
Investments, current value	$ 118,343,134
Investment, Identifier [Axis]: COLLECTIVE INVESTMENT FUNDS | JPMCB CORE BOND FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	30,942,559
Investments, current value	$ 707,656,320
Investment, Identifier [Axis]: COLLECTIVE INVESTMENT FUNDS | JPMCB EMBI GLOBAL FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	5,427,541
Investments, current value	$ 115,443,793
Investment, Identifier [Axis]: COLLECTIVE INVESTMENT FUNDS | JPMCB LIQUIDITY
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	103,936,897
Investments, current value	$ 103,936,897
Investment, Identifier [Axis]: COLLECTIVE INVESTMENT FUNDS | SSGA S&P MIDCAP INDEX
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	16,876,851
Investments, current value	$ 2,635,472,117
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | 1011778 BC ULC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,125,000
Rate of Interest	4.38%
Investments, current value	$ 2,111,578
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | 1011778 BC ULC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,648,000
Rate of Interest	3.88%
Investments, current value	$ 3,596,041
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | 1261229 BC LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,287,000
Rate of Interest	10.00%
Investments, current value	$ 4,459,779
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ABN AMRO BANK NV
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	4.72%
Investments, current value	$ 806,947
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ABN AMRO FUNDING USA LLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	10,000,000
Investments, current value	9,987,466
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ABN AMRO FUNDING USA LLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	4,675,000
Investments, current value	4,612,855
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ACADIA HEALTHCARE CO INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,665,000
Rate of Interest	5.00%
Investments, current value	$ 1,603,643
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ACADIA HEALTHCARE CO INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,874,000
Rate of Interest	5.50%
Investments, current value	$ 2,856,428
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ACADIA HEALTHCARE CO INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,402,000
Rate of Interest	7.38%
Investments, current value	$ 2,426,006
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ACRES 2025-FL3 LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,200,000
Investments, current value	1,201,500
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ACRISURE LLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,417,000
Rate of Interest	6.00%
Investments, current value	$ 1,399,182
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ACRISURE LLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 916,000
Rate of Interest	6.75%
Investments, current value	$ 945,806
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ACRISURE LLC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,370,000
Rate of Interest	7.50%
Investments, current value	$ 1,426,533
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ACRISURE LLC 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 900,000
Rate of Interest	8.25%
Investments, current value	$ 933,691
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ADVANCE AUTO PARTS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 705,000
Rate of Interest	7.00%
Investments, current value	$ 708,823
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ADVANCE AUTO PARTS INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 705,000
Rate of Interest	7.38%
Investments, current value	$ 707,799
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AEP TEXAS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,300,000
Rate of Interest	2.10%
Investments, current value	$ 2,096,815
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AERCAP IRELAND CAPITAL DAC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,100,000
Rate of Interest	2.45%
Investments, current value	$ 1,085,126
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AES CORP/THE 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 400,000
Rate of Interest	2.45%
Investments, current value	$ 362,929
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AES CORP/THE 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	5.80%
Investments, current value	$ 513,415
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AG ISSUER LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,995,000
Rate of Interest	6.25%
Investments, current value	$ 2,003,800
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AHS HOSPITAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 300,000
Rate of Interest	2.78%
Investments, current value	$ 186,188
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AIR CANADA 2020-2 CLASS A PASS THROUGH TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 590,445
Rate of Interest	5.25%
Investments, current value	$ 603,698
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AIR LIQUIDE US LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	4,750,000
Investments, current value	4,750,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AIRCASTLE LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,000,000
Rate of Interest	5.95%
Investments, current value	$ 1,041,438
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALCOA NEDERLAND HOLDING BV
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 746,000
Rate of Interest	7.13%
Investments, current value	$ 793,053
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALGONQUIN POWER & UTILITIES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,000,000
Rate of Interest	5.37%
Investments, current value	$ 1,004,733
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALLIANT ENERGY FINANCE LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	5.40%
Investments, current value	$ 709,561
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALLIANT HOLDINGS INTERMEDIATE LLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,644,000
Rate of Interest	7.00%
Investments, current value	$ 3,780,560
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALLIANT HOLDINGS INTERMEDIATE LLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,505,000
Rate of Interest	5.88%
Investments, current value	$ 1,504,631
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALLIANT HOLDINGS INTERMEDIATE LLC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,944,000
Rate of Interest	6.50%
Investments, current value	$ 2,004,624
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALLIANT HOLDINGS INTERMEDIATE LLC 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,221,000
Rate of Interest	6.75%
Investments, current value	$ 2,263,752
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALLIANT HOLDINGS INTERMEDIATE LLC 5
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,863,000
Rate of Interest	6.75%
Investments, current value	$ 3,885,691
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALLIANT HOLDINGS INTERMEDIATE LLC 6
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 599,000
Rate of Interest	7.38%
Investments, current value	$ 621,066
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALLY AUTO RECEIVABLES TRUST 2022-2 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,800,496
Rate of Interest	4.76%
Investments, current value	$ 1,801,759
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALLY AUTO RECEIVABLES TRUST 2022-2 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 557,377
Rate of Interest	4.76%
Investments, current value	$ 557,768
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALLY AUTO RECEIVABLES TRUST 2022-3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 361,998
Rate of Interest	5.07%
Investments, current value	$ 362,266
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALLY AUTO RECEIVABLES TRUST 2023-1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,214,354
Rate of Interest	5.46%
Investments, current value	$ 3,237,961
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALLY AUTO RECEIVABLES TRUST 2024-1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,539,182
Rate of Interest	5.08%
Investments, current value	$ 3,562,984
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALLY FINANCIAL INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 436,000
Rate of Interest	6.65%
Investments, current value	$ 439,633
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALLY FINANCIAL INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 176,000
Rate of Interest	6.99%
Investments, current value	$ 185,898
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALPHA GENERATION LLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,103,000
Rate of Interest	6.25%
Investments, current value	$ 1,112,734
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALPHA GENERATION LLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,127,000
Rate of Interest	6.75%
Investments, current value	$ 1,164,773
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALTICE FRANCE LUX 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 340,600
Rate of Interest	10.00%
Investments, current value	$ 312,221
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALTICE FRANCE SA 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,798,183
Rate of Interest	6.50%
Investments, current value	$ 1,723,885
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALTICE FRANCE SA 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 663,056
Rate of Interest	9.50%
Investments, current value	$ 682,160
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALTICE FRANCE SA 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 858,661
Rate of Interest	6.88%
Investments, current value	$ 823,404
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALTICE FRANCE SA 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,673,427
Rate of Interest	6.88%
Investments, current value	$ 1,622,876
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AMENTUM HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,695,000
Rate of Interest	7.25%
Investments, current value	$ 2,840,608
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AMEREN MISSOURI SECURITIZATION FUNDING I LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 385,395
Rate of Interest	4.85%
Investments, current value	$ 388,479
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AMERICAN AIRLINES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,599,000
Rate of Interest	8.50%
Investments, current value	$ 2,718,648
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AMERICAN AIRLINES INC/AADVANTAGE LOYALTY IP LTD 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,029,771
Rate of Interest	5.50%
Investments, current value	$ 1,031,235
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AMERICAN AIRLINES INC/AADVANTAGE LOYALTY IP LTD 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,757,371
Rate of Interest	5.75%
Investments, current value	$ 1,787,245
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AMERICAN AXLE & MANUFACTURING INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,126,000
Rate of Interest	6.38%
Investments, current value	$ 1,146,554
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AMERICAN AXLE & MANUFACTURING INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,090,000
Rate of Interest	5.00%
Investments, current value	$ 1,049,972
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AMERICAN AXLE & MANUFACTURING INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,875,000
Rate of Interest	7.75%
Investments, current value	$ 2,929,660
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AMERICAN CREDIT ACCEPTANCE RECEIVABLES TRUST 2025-1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,112,986
Rate of Interest	4.67%
Investments, current value	$ 1,113,982
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,689,000
Rate of Interest	4.87%
Investments, current value	$ 4,706,158
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 8,750,000
Rate of Interest	4.87%
Investments, current value	$ 8,782,017
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AMERICAN TOWER CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	3.65%
Investments, current value	$ 497,814
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AMERICREDIT AUTOMOBILE RECEIVABLES TRUST 2023-1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 5,599,181
Rate of Interest	5.62%
Investments, current value	$ 5,615,741
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AMERIGAS PARTNERS LP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,114,000
Rate of Interest	9.50%
Investments, current value	$ 2,252,025
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AMGEN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	5.75%
Investments, current value	$ 489,902
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AMWINS GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,585,000
Rate of Interest	6.38%
Investments, current value	$ 1,629,746
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ANCHORAGE CAPITAL CLO 20 LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,200,000
Investments, current value	1,200,547
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ANTERO MIDSTREAM PARTNERS LP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,071,000
Rate of Interest	6.63%
Investments, current value	$ 2,143,659
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | APLD COMPUTECO LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 5,261,000
Rate of Interest	9.25%
Investments, current value	$ 5,170,018
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ARBOR REALTY COMMERCIAL REAL ESTATE NOTES 2022-FL1 LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	444,339
Investments, current value	444,339
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ARCHES BUYER INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,879,000
Rate of Interest	4.25%
Investments, current value	$ 2,825,488
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ARCHES BUYER INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,686,000
Rate of Interest	6.13%
Investments, current value	$ 4,571,151
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ARCHROCK PARTNERS LP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,199,000
Rate of Interest	6.25%
Investments, current value	$ 1,205,774
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ARCHROCK PARTNERS LP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,085,000
Rate of Interest	6.63%
Investments, current value	$ 1,118,984
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ARDAGH METAL PACKAGING FINANCE USA LLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,070,000
Rate of Interest	3.25%
Investments, current value	$ 1,990,153
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ARDAGH METAL PACKAGING FINANCE USA LLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,805,000
Rate of Interest	4.00%
Investments, current value	$ 4,523,873
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ARDONAGH FINCO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,780,000
Rate of Interest	7.75%
Investments, current value	$ 2,914,426
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ARDONAGH GROUP FINANCE LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,739,000
Rate of Interest	8.88%
Investments, current value	$ 3,885,849
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AREIT 2022-CRE7 LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	885,726
Investments, current value	885,735
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AREIT 2023-CRE8 LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	379,277
Investments, current value	379,280
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ARES XLIV CLO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,100,000
Investments, current value	1,100,899
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ARETEC GROUP INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,152,000
Rate of Interest	10.00%
Investments, current value	$ 2,319,445
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ARETEC GROUP INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,555,000
Rate of Interest	7.50%
Investments, current value	$ 4,574,810
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ASBURY AUTOMOTIVE GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 201,000
Rate of Interest	4.63%
Investments, current value	$ 197,786
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ASCEND LEARNING LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	2,038,666
Investments, current value	2,048,308
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ASGN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,463,000
Rate of Interest	4.63%
Investments, current value	$ 1,437,268
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ASHLAND INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 337,000
Rate of Interest	3.38%
Investments, current value	$ 308,254
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ASSURED GUARANTY US HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,100,000
Rate of Interest	3.15%
Investments, current value	$ 1,038,483
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AT&T INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,021,000
Rate of Interest	2.55%
Investments, current value	$ 872,946
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AT&T INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,000,000
Rate of Interest	3.65%
Investments, current value	$ 705,548
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ATHENAHEALTH GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,256,000
Rate of Interest	6.50%
Investments, current value	$ 4,243,192
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ATHENE GLOBAL FUNDING
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	4,200,000
Investments, current value	4,206,393
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ATHENE HOLDING LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 600,000
Rate of Interest	6.25%
Investments, current value	$ 585,619
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ATI INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,558,000
Rate of Interest	5.13%
Investments, current value	$ 2,559,949
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ATI INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 278,000
Rate of Interest	4.88%
Investments, current value	$ 277,630
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AUSTRALIA & NEW ZEALAND BANKING GROUP LTD 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	4,800,000
Investments, current value	4,687,155
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AUSTRALIA & NEW ZEALAND BANKING GROUP LTD 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,946,000
Investments, current value	1,950,175
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AUSTRALIA & NEW ZEALAND BANKING GROUP LTD 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	254,000
Investments, current value	254,238
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AVANTOR FUNDING INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,442,000
Rate of Interest	3.88%
Investments, current value	$ 3,291,954
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AVANTOR FUNDING INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,308,000
Rate of Interest	4.63%
Investments, current value	$ 1,300,893
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AVIATION CAPITAL GROUP LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	5.38%
Investments, current value	$ 512,187
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AVIENT CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 634,000
Rate of Interest	7.13%
Investments, current value	$ 652,626
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AVIENT CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 355,000
Rate of Interest	6.25%
Investments, current value	$ 364,909
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AVIS BUDGET CAR RENTAL LLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,703,000
Rate of Interest	8.00%
Investments, current value	$ 1,750,194
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AVIS BUDGET CAR RENTAL LLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 420,000
Rate of Interest	5.75%
Investments, current value	$ 420,634
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AVIS BUDGET CAR RENTAL LLC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,072,000
Rate of Interest	8.25%
Investments, current value	$ 1,109,407
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AVIS BUDGET CAR RENTAL LLC 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,307,000
Rate of Interest	8.38%
Investments, current value	$ 1,349,603
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AVIS BUDGET RENTAL CAR FUNDING AESOP LLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 877,333
Rate of Interest	4.62%
Investments, current value	$ 877,667
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AVIS BUDGET RENTAL CAR FUNDING AESOP LLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 9,166,667
Rate of Interest	6.12%
Investments, current value	$ 9,198,481
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AXALTA COATING SYSTEMS LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 827,000
Rate of Interest	4.75%
Investments, current value	$ 823,551
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BA CREDIT CARD TRUST 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,420,000
Rate of Interest	4.79%
Investments, current value	$ 1,424,737
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BA CREDIT CARD TRUST 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,336,000
Rate of Interest	4.79%
Investments, current value	$ 4,350,466
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BACARDI LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	5.30%
Investments, current value	$ 625,669
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BAIN CAPITAL CREDIT CLO 2019-4 LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,100,000
Investments, current value	1,100,163
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BAIN CAPITAL CREDIT CLO 2021-3 LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,100,000
Investments, current value	1,097,729
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BANCO SANTANDER SA 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	4,000,000
Investments, current value	3,947,700
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BANCO SANTANDER SA 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 775,000
Rate of Interest	4.38%
Investments, current value	$ 778,789
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BANCO SANTANDER SA 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 300,000
Rate of Interest	5.57%
Investments, current value	$ 312,658
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BANCO SANTANDER SA/NEW YORK
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 6,500,000
Rate of Interest	4.03%
Investments, current value	$ 6,503,047
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BANK OF AMERICA AUTO TRUST 2023-2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 885,471
Rate of Interest	5.74%
Investments, current value	$ 893,856
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BANK OF AMERICA CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,900,000
Rate of Interest	1.73%
Investments, current value	$ 2,863,183
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BANK OF AMERICA CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,200,000
Rate of Interest	2.30%
Investments, current value	$ 1,073,987
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BANK OF MONTREAL
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	4.69%
Investments, current value	$ 817,462
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BANK OF NOVA SCOTIA/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 900,000
Rate of Interest	4.75%
Investments, current value	$ 900,594
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BARCLAYS BANK PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	7,500,000
Investments, current value	7,387,193
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BARCLAYS PLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,000,000
Rate of Interest	5.34%
Investments, current value	$ 1,018,396
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BARCLAYS PLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	5.50%
Investments, current value	$ 715,278
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BAT CAPITAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,600,000
Rate of Interest	2.73%
Investments, current value	$ 1,476,458
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BATH & BODY WORKS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,440,000
Rate of Interest	7.50%
Investments, current value	$ 1,475,597
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BAUSCH + LOMB CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,086,000
Rate of Interest	8.38%
Investments, current value	$ 2,177,263
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BAUSCH HEALTH AMERICAS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 345,000
Rate of Interest	8.50%
Investments, current value	$ 341,562
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BAUSCH HEALTH COS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 537,000
Rate of Interest	6.25%
Investments, current value	$ 432,285
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BAUSCH HEALTH COS INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,456,000
Rate of Interest	4.88%
Investments, current value	$ 1,303,120
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BAUSCH HEALTH COS INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 454,000
Rate of Interest	11.00%
Investments, current value	$ 470,271
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BAYER US FINANCE LLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,400,000
Rate of Interest	6.13%
Investments, current value	$ 1,420,064
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BAYER US FINANCE LLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 400,000
Rate of Interest	6.25%
Investments, current value	$ 420,754
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BAYER US FINANCE LLC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 400,000
Rate of Interest	6.38%
Investments, current value	$ 428,013
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BEACH ACQUISITION BIDCO LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	3,174,000
Investments, current value	3,503,109
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BECTON DICKINSON & CO
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,300,000
Rate of Interest	4.87%
Investments, current value	$ 1,326,386
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BEIGNET INVESTOR LLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,100,000
Rate of Interest	6.58%
Investments, current value	$ 2,225,033
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BEIGNET INVESTOR LLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,500,000
Rate of Interest	6.58%
Investments, current value	$ 4,767,928
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BELRON UK FINANCE PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 896,000
Rate of Interest	5.75%
Investments, current value	$ 915,004
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BERKSHIRE HATHAWAY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,500,000
Rate of Interest	3.13%
Investments, current value	$ 1,497,562
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BGC GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	6.60%
Investments, current value	$ 730,469
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BLOCK INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,384,000
Rate of Interest	5.63%
Investments, current value	$ 1,412,177
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BLOCK INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,107,000
Rate of Interest	6.00%
Investments, current value	$ 1,136,490
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BLOCK INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,661,000
Rate of Interest	6.50%
Investments, current value	$ 2,767,411
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BMW US CAPITAL LLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,700,000
Rate of Interest	1.25%
Investments, current value	$ 2,657,108
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BMW US CAPITAL LLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,000,000
Rate of Interest	4.65%
Investments, current value	$ 3,012,475
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BMW VEHICLE LEASE TRUST 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,430,662
Rate of Interest	4.29%
Investments, current value	$ 1,431,724
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BMW VEHICLE LEASE TRUST 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	4,458,743
Investments, current value	4,459,479
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BMW VEHICLE LEASE TRUST 2024-1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 5,120,608
Rate of Interest	4.98%
Investments, current value	$ 5,132,785
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BNP PARIBAS SA
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,900,000
Rate of Interest	2.59%
Investments, current value	$ 1,870,797
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BNP PARIBAS SA/NEW YORK NY
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,039,000
Rate of Interest	4.56%
Investments, current value	$ 2,040,614
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BOEING CO/THE 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,800,000
Rate of Interest	2.20%
Investments, current value	$ 1,796,577
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BOEING CO/THE 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	5.81%
Investments, current value	$ 691,543
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BOFA AUTO TRUST 2025-1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	3,223,567
Investments, current value	3,225,283
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BOFA SECURITIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	7,400,000
Investments, current value	7,237,106
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BOOST NEWCO BORROWER LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,457,000
Rate of Interest	7.50%
Investments, current value	$ 2,611,312
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BOYNE USA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,959,000
Rate of Interest	4.75%
Investments, current value	$ 1,932,211
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BPCE SA 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,793,000
Investments, current value	1,785,139
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BPCE SA 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	2.28%
Investments, current value	$ 620,846
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BRANDYWINE OPERATING PARTNERSHIP LP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	4.55%
Investments, current value	$ 668,128
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BRANDYWINE OPERATING PARTNERSHIP LP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 200,000
Rate of Interest	3.95%
Investments, current value	$ 196,040
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BROADCOM INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,024,000
Rate of Interest	3.46%
Investments, current value	$ 2,018,380
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BROADCOM INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 200,000
Rate of Interest	4.15%
Investments, current value	$ 199,363
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BROADSTREET PARTNERS GROUP LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,852,000
Rate of Interest	5.88%
Investments, current value	$ 3,846,232
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BWX TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 935,000
Rate of Interest	4.13%
Investments, current value	$ 920,893
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CABOT TRAIL FUNDING LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	7,500,000
Investments, current value	7,439,040
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CACI INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,558,000
Rate of Interest	6.38%
Investments, current value	$ 1,612,029
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CAESARS ENTERTAINMENT INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,620,000
Rate of Interest	6.00%
Investments, current value	$ 2,547,518
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CAESARS ENTERTAINMENT INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,877,000
Rate of Interest	6.50%
Investments, current value	$ 1,922,475
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CAESARS ENTERTAINMENT INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,123,000
Rate of Interest	7.00%
Investments, current value	$ 3,234,357
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CAESARS ENTERTAINMENT INC 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,490,000
Rate of Interest	4.63%
Investments, current value	$ 2,388,504
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CALIFORNIA BUYER LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,782,000
Rate of Interest	6.38%
Investments, current value	$ 1,784,939
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CALPINE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 838,000
Rate of Interest	4.50%
Investments, current value	$ 838,547
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CANADIAN PACIFIC RAILWAY CO
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 900,000
Rate of Interest	2.45%
Investments, current value	$ 810,332
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CANPACK SA
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 950,000
Rate of Interest	3.88%
Investments, current value	$ 909,920
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CANTOR FITZGERALD LP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	7.20%
Investments, current value	$ 743,359
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CANYON CAPITAL CLO 2019-2 LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,100,000
Investments, current value	1,097,575
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CAPITAL ONE MULTI-ASSET EXECUTION TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 7,413,000
Rate of Interest	4.42%
Investments, current value	$ 7,427,219
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 855,914
Rate of Interest	3.17%
Investments, current value	$ 855,324
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 862,775
Rate of Interest	3.17%
Investments, current value	$ 862,180
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,618,000
Rate of Interest	3.32%
Investments, current value	$ 3,611,712
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,613,295
Rate of Interest	3.66%
Investments, current value	$ 1,612,700
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 704,282
Rate of Interest	3.66%
Investments, current value	$ 704,022
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,183,148
Rate of Interest	4.87%
Investments, current value	$ 3,194,911
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CARMAX AUTO OWNER TRUST 2022-1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,293,714
Rate of Interest	1.70%
Investments, current value	$ 1,288,305
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CARMAX AUTO OWNER TRUST 2022-3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,150,074
Rate of Interest	3.97%
Investments, current value	$ 1,150,033
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CARMAX AUTO OWNER TRUST 2022-4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,712,692
Rate of Interest	5.34%
Investments, current value	$ 1,717,569
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CARMAX AUTO OWNER TRUST 2023-1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,444,700
Rate of Interest	4.75%
Investments, current value	$ 1,447,789
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CARMAX AUTO OWNER TRUST 2024-2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 69,322
Rate of Interest	5.65%
Investments, current value	$ 69,363
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CARMAX AUTO OWNER TRUST 2024-4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,041,841
Rate of Interest	4.67%
Investments, current value	$ 1,043,439
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CARMAX AUTO OWNER TRUST 2025-1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 5,881,351
Rate of Interest	4.63%
Investments, current value	$ 5,895,142
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CARMAX AUTO OWNER TRUST 2025-3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 372,339
Rate of Interest	4.47%
Investments, current value	$ 372,447
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CARNIVAL CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,845,000
Rate of Interest	5.75%
Investments, current value	$ 1,893,894
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CARNIVAL CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,169,000
Rate of Interest	5.75%
Investments, current value	$ 2,232,957
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CARNIVAL CORP 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,844,000
Rate of Interest	6.13%
Investments, current value	$ 1,904,096
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CARPENTER TECHNOLOGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,480,000
Rate of Interest	5.63%
Investments, current value	$ 1,502,783
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CARVANA AUTO RECEIVABLES TRUST 2022-P3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,151,986
Rate of Interest	4.61%
Investments, current value	$ 1,153,120
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CARVANA AUTO RECEIVABLES TRUST 2023-P2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,781,953
Rate of Interest	5.42%
Investments, current value	$ 3,793,842
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CARVANA AUTO RECEIVABLES TRUST 2024-N3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 233,637
Rate of Interest	4.84%
Investments, current value	$ 233,707
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CARVANA AUTO RECEIVABLES TRUST 2024-P4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,679,379
Rate of Interest	4.62%
Investments, current value	$ 3,681,890
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CARVANA AUTO RECEIVABLES TRUST 2025-P3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 913,984
Rate of Interest	4.17%
Investments, current value	$ 914,121
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CARVANA AUTO RECEIVABLES TRUST 2025-P4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 12,490,610
Rate of Interest	4.08%
Investments, current value	$ 12,495,631
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CATERPILLAR FINANCIAL SERVICES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	5,750,000
Investments, current value	5,753,540
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CCO HOLDINGS LLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,113,000
Rate of Interest	4.75%
Investments, current value	$ 2,845,102
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CCO HOLDINGS LLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,071,000
Rate of Interest	4.50%
Investments, current value	$ 3,832,895
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CCO HOLDINGS LLC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 540,000
Rate of Interest	4.25%
Investments, current value	$ 496,317
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CCO HOLDINGS LLC 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,839,000
Rate of Interest	4.50%
Investments, current value	$ 1,650,571
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CCO HOLDINGS LLC 5
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 5,911,000
Rate of Interest	4.75%
Investments, current value	$ 5,645,652
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CCO HOLDINGS LLC 6
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,343,000
Rate of Interest	5.00%
Investments, current value	$ 3,316,723
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CCO HOLDINGS LLC 7
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,639,000
Rate of Interest	5.13%
Investments, current value	$ 4,632,623
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CD&R SMOKEY BUYER INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 576,000
Rate of Interest	9.50%
Investments, current value	$ 469,713
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CDP FINANCIAL INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	7,500,000
Investments, current value	7,483,577
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CDP FINANCIAL INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,250,000
Investments, current value	1,245,570
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CDP FINANCIAL INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	4,100,000
Investments, current value	4,043,018
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CDP FINANCIAL INC 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	2,756,000
Investments, current value	2,756,017
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CELANESE US HOLDINGS LLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	654,000
Investments, current value	681,946
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CELANESE US HOLDINGS LLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 995,000
Rate of Interest	7.00%
Investments, current value	$ 1,019,192
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CELANESE US HOLDINGS LLC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 554,000
Rate of Interest	6.50%
Investments, current value	$ 556,732
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CELANESE US HOLDINGS LLC 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 600,000
Rate of Interest	6.75%
Investments, current value	$ 596,858
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CELANESE US HOLDINGS LLC 5
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,292,000
Rate of Interest	7.38%
Investments, current value	$ 1,313,708
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CELANESE US HOLDINGS LLC 6
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,451,000
Investments, current value	1,534,338
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CENTENE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,700,000
Rate of Interest	3.00%
Investments, current value	$ 1,520,715
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CENTERPOINT ENERGY HOUSTON ELECTRIC LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	4.95%
Investments, current value	$ 510,051
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CENTRAL PARENT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 581,000
Rate of Interest	7.25%
Investments, current value	$ 492,578
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CENTRAL PARENT LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 574,000
Rate of Interest	8.00%
Investments, current value	$ 498,971
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CHARLES RIVER LABORATORIES INTERNATIONAL INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 250,000
Rate of Interest	4.00%
Investments, current value	$ 236,971
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CHARLES RIVER LABORATORIES INTERNATIONAL INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,473,000
Rate of Interest	4.25%
Investments, current value	$ 1,459,749
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CHART INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 777,000
Rate of Interest	7.50%
Investments, current value	$ 809,825
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CHENIERE ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	4.63%
Investments, current value	$ 699,068
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CHENIERE ENERGY PARTNERS LP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 200,000
Rate of Interest	4.50%
Investments, current value	$ 200,496
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CHOBANI HOLDCO II LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	2,320,425
Investments, current value	2,476,813
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CHS/COMMUNITY HEALTH SYSTEMS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,442,000
Rate of Interest	6.88%
Investments, current value	$ 1,283,380
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CHS/COMMUNITY HEALTH SYSTEMS INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 740,000
Rate of Interest	10.88%
Investments, current value	$ 807,666
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CHS/COMMUNITY HEALTH SYSTEMS INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,558,000
Rate of Interest	5.25%
Investments, current value	$ 3,341,387
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CHURCHILL DOWNS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 900,000
Rate of Interest	5.75%
Investments, current value	$ 908,720
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CHURCHILL DOWNS INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,097,000
Rate of Interest	6.75%
Investments, current value	$ 1,137,602
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CINEMARK USA INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 871,000
Rate of Interest	7.00%
Investments, current value	$ 904,041
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CINEMARK USA INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,001,000
Rate of Interest	5.25%
Investments, current value	$ 2,000,860
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CIPHER COMPUTE LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,463,000
Rate of Interest	7.13%
Investments, current value	$ 2,508,523
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CISCO SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 6,977,000
Rate of Interest	2.95%
Investments, current value	$ 6,965,234
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CITIBANK NA 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	2,416,000
Investments, current value	2,417,149
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CITIBANK NA 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	380,000
Investments, current value	380,682
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CITIBANK NA 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,000,000
Rate of Interest	5.49%
Investments, current value	$ 1,013,280
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CITIBANK NA/NEW YORK CITY
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 5,000,000
Rate of Interest	4.48%
Investments, current value	$ 5,003,941
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CITIGROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	5.17%
Investments, current value	$ 718,935
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CITIZENS AUTO RECEIVABLES TRUST 2023-1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 306,591
Rate of Interest	5.84%
Investments, current value	$ 308,427
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CIVITAS RESOURCES INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,561,000
Rate of Interest	9.63%
Investments, current value	$ 3,841,497
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CIVITAS RESOURCES INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 607,000
Rate of Interest	8.63%
Investments, current value	$ 636,182
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CIVITAS RESOURCES INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,142,000
Rate of Interest	8.75%
Investments, current value	$ 2,222,114
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CLARIOS GLOBAL LP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,216,000
Rate of Interest	6.75%
Investments, current value	$ 1,269,334
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CLARIOS GLOBAL LP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,282,000
Rate of Interest	6.75%
Investments, current value	$ 2,364,768
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CLARIVATE SCIENCE HOLDINGS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,769,000
Rate of Interest	4.88%
Investments, current value	$ 4,509,025
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CLEAR CHANNEL OUTDOOR HOLDINGS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,719,000
Rate of Interest	7.50%
Investments, current value	$ 1,818,312
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CLEAR CHANNEL OUTDOOR HOLDINGS INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,964,000
Rate of Interest	7.75%
Investments, current value	$ 1,965,534
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CLEAR CHANNEL OUTDOOR HOLDINGS INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,711,000
Rate of Interest	7.13%
Investments, current value	$ 1,792,452
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CLEAR CHANNEL OUTDOOR HOLDINGS INC 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,721,000
Rate of Interest	7.88%
Investments, current value	$ 1,812,561
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CLEAR CHANNEL OUTDOOR HOLDINGS INC 5
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,977,000
Rate of Interest	7.50%
Investments, current value	$ 1,963,064
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CLEARWAY ENERGY OPERATING LLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,468,000
Rate of Interest	3.75%
Investments, current value	$ 4,172,895
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CLEARWAY ENERGY OPERATING LLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,115,000
Rate of Interest	4.75%
Investments, current value	$ 2,110,673
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CLEARWAY ENERGY OPERATING LLC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,614,000
Rate of Interest	3.75%
Investments, current value	$ 1,469,056
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CLEVELAND-CLIFFS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 284,000
Rate of Interest	7.00%
Investments, current value	$ 291,100
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CLEVELAND-CLIFFS INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 545,000
Rate of Interest	6.88%
Investments, current value	$ 564,463
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CLEVELAND-CLIFFS INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 306,000
Rate of Interest	7.38%
Investments, current value	$ 318,250
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CLOUD SOFTWARE GROUP INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,183,000
Rate of Interest	6.50%
Investments, current value	$ 4,237,747
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CLOUD SOFTWARE GROUP INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,330,000
Rate of Interest	8.25%
Investments, current value	$ 2,434,944
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CLOUD SOFTWARE GROUP INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 6,273,000
Rate of Interest	9.00%
Investments, current value	$ 6,531,406
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CLYDESDALE ACQUISITION HOLDINGS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 560,000
Rate of Interest	6.75%
Investments, current value	$ 575,834
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CLYDESDALE ACQUISITION HOLDINGS INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,305,000
Rate of Interest	6.63%
Investments, current value	$ 1,327,635
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CLYDESDALE ACQUISITION HOLDINGS INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,989,000
Rate of Interest	8.75%
Investments, current value	$ 3,038,429
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CNH EQUIPMENT TRUST 2024-C
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 824,945
Rate of Interest	4.30%
Investments, current value	$ 825,722
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CNH EQUIPMENT TRUST 2025-B
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,997,399
Rate of Interest	4.47%
Investments, current value	$ 4,000,014
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CNX MIDSTREAM PARTNERS LP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,963,000
Rate of Interest	4.75%
Investments, current value	$ 1,904,006
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CNX RESOURCES CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 650,000
Rate of Interest	7.38%
Investments, current value	$ 673,089
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CNX RESOURCES CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,573,000
Rate of Interest	6.00%
Investments, current value	$ 1,583,514
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CNX RESOURCES CORP 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,242,000
Rate of Interest	7.25%
Investments, current value	$ 1,296,901
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | COLGATE-PALMOLIVE CO
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 5,250,000
Rate of Interest	4.80%
Investments, current value	$ 5,258,316
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | COMMERCIAL
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	3,500,000
Investments, current value	3,475,292
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | COMMONWEALTH BANK OF AUSTRALIA 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	2,000,000
Investments, current value	2,002,390
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | COMMONWEALTH BANK OF AUSTRALIA 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,000,000
Investments, current value	1,001,667
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | COMPASS MINERALS INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 978,000
Rate of Interest	8.00%
Investments, current value	$ 1,023,392
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | COMSTOCK RESOURCES INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 736,000
Rate of Interest	5.88%
Investments, current value	$ 715,865
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | COMSTOCK RESOURCES INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,075,000
Rate of Interest	6.75%
Investments, current value	$ 1,077,384
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CONAGRA BRANDS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	1.38%
Investments, current value	$ 760,166
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CONCENTRA HEALTH SERVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,796,000
Rate of Interest	6.88%
Investments, current value	$ 1,878,174
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CONCORD MINUTEMEN CAPITAL CO LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	7,000,000
Investments, current value	6,958,528
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CONSTELLATION ENERGY GENERATION LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	5.60%
Investments, current value	$ 515,976
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CONSTELLIUM SE 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,092,000
Rate of Interest	3.75%
Investments, current value	$ 2,020,032
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CONSTELLIUM SE 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,947,000
Rate of Interest	5.63%
Investments, current value	$ 1,946,698
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CONSTELLIUM SE 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 964,000
Rate of Interest	6.38%
Investments, current value	$ 994,997
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CONSUMERS 2023 SECURITIZATION FUNDING LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	5.21%
Investments, current value	$ 721,907
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | COOPERATIEVE RABOBANK UA
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,900,000
Rate of Interest	3.65%
Investments, current value	$ 3,880,587
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | COOPERATIEVE RABOBANK UA/NY 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,011,000
Rate of Interest	4.85%
Investments, current value	$ 1,011,140
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | COOPERATIEVE RABOBANK UA/NY 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,924,000
Investments, current value	1,924,192
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | COOPERATIEVE RABOBANK UA/NY 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,400,000
Investments, current value	1,406,898
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | COOPERATIEVE RABOBANK UA/NY 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	3,705,000
Investments, current value	3,714,247
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | COREBRIDGE GLOBAL FUNDING
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,182,000
Investments, current value	1,189,842
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CORP ANDINA DE FOMENTO
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	14,500,000
Investments, current value	14,408,602
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | COUGAR JV SUBSIDIARY LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 620,000
Rate of Interest	8.00%
Investments, current value	$ 662,822
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CP ATLAS BUYER INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 955,000
Rate of Interest	9.75%
Investments, current value	$ 989,141
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CRC INSURANCE GROUP LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	690,891
Investments, current value	701,541
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CREDIT AGRICOLE SA 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 300,000
Rate of Interest	1.25%
Investments, current value	$ 299,372
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CREDIT AGRICOLE SA 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	6.32%
Investments, current value	$ 843,455
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CREDIT INDUSTRIEL ET COMMERCIAL/NEW YORK 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,687,000
Investments, current value	1,679,644
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CREDIT INDUSTRIEL ET COMMERCIAL/NEW YORK 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	2,836,000
Investments, current value	2,796,680
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CROSSCOUNTRY INTERMEDIATE HOLDCO LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,107,000
Rate of Interest	6.50%
Investments, current value	$ 1,129,090
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CROWN CASTLE INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 400,000
Rate of Interest	3.70%
Investments, current value	$ 399,100
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CROWN CASTLE INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	4.80%
Investments, current value	$ 710,407
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CROWN CASTLE INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 200,000
Rate of Interest	3.65%
Investments, current value	$ 198,486
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CSC HOLDINGS LLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,681,000
Rate of Interest	6.50%
Investments, current value	$ 1,776,071
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CSC HOLDINGS LLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,010,000
Rate of Interest	5.50%
Investments, current value	$ 865,708
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CSC HOLDINGS LLC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,359,000
Rate of Interest	3.38%
Investments, current value	$ 1,427,844
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CSC HOLDINGS LLC 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,106,000
Rate of Interest	5.75%
Investments, current value	$ 408,849
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CSC HOLDINGS LLC 5
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,070,000
Rate of Interest	5.38%
Investments, current value	$ 776,017
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CSC HOLDINGS LLC 6
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 680,000
Rate of Interest	11.75%
Investments, current value	$ 505,377
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CSC HOLDINGS LLC 7
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 759,000
Rate of Interest	5.00%
Investments, current value	$ 267,946
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CVS HEALTH CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	1.30%
Investments, current value	$ 765,415
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CVS PASS-THROUGH TRUST 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 36,796
Rate of Interest	5.88%
Investments, current value	$ 37,106
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CVS PASS-THROUGH TRUST 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 196,572
Rate of Interest	6.04%
Investments, current value	$ 198,695
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DAIMLER TRUCK FINANCE NORTH AMERICA LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	5.00%
Investments, current value	$ 706,794
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DANONE SA
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,000,000
Rate of Interest	2.95%
Investments, current value	$ 2,975,204
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DANSKE BANK A/S
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,125,000
Investments, current value	1,120,670
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DARLING INGREDIENTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,756,000
Rate of Interest	6.00%
Investments, current value	$ 1,784,855
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DAVITA INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,055,000
Rate of Interest	4.63%
Investments, current value	$ 1,025,714
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DAVITA INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,407,000
Rate of Interest	6.75%
Investments, current value	$ 1,458,908
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DBS BANK LTD 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	10,270,000
Investments, current value	10,245,703
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DBS BANK LTD 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	7,500,000
Investments, current value	7,422,825
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DCAT LLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	3,000,000
Investments, current value	2,996,252
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DCAT LLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	4,000,000
Investments, current value	3,997,505
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DCAT LLC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	4,000,000
Investments, current value	3,985,024
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DELEK LOGISTICS PARTNERS LP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,825,000
Rate of Interest	7.38%
Investments, current value	$ 3,903,107
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DELEK LOGISTICS PARTNERS LP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,215,000
Rate of Interest	8.63%
Investments, current value	$ 4,418,012
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DELL EQUIPMENT FINANCE TRUST 2023-2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 456,005
Rate of Interest	5.65%
Investments, current value	$ 457,059
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DELL EQUIPMENT FINANCE TRUST 2023-3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,638,590
Rate of Interest	5.93%
Investments, current value	$ 1,647,233
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DELL EQUIPMENT FINANCE TRUST 2025-1 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 9,221,000
Rate of Interest	4.68%
Investments, current value	$ 9,253,431
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DELL EQUIPMENT FINANCE TRUST 2025-1 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 870,024
Rate of Interest	4.61%
Investments, current value	$ 870,431
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DELL EQUIPMENT FINANCE TRUST 2025-2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 5,958,356
Rate of Interest	4.15%
Investments, current value	$ 5,963,135
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DELOS FINANCE S.A.R.L.
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	26,667
Investments, current value	26,858
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DEUTSCHE BANK AG/NEW YORK NY 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	5.71%
Investments, current value	$ 812,626
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DEUTSCHE BANK AG/NEW YORK NY 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	6.82%
Investments, current value	$ 746,557
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DEWOLF PARK CLO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	92,165
Investments, current value	92,172
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DIRECTV FINANCING LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 246,000
Rate of Interest	5.88%
Investments, current value	$ 247,446
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DISCOVER CARD EXECUTION NOTE TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 18,232,000
Rate of Interest	4.31%
Investments, current value	$ 18,250,531
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DISH DBS CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,694,000
Rate of Interest	5.75%
Investments, current value	$ 1,663,089
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DISH DBS CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 265,000
Rate of Interest	5.25%
Investments, current value	$ 256,983
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DISH NETWORK CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,810,000
Rate of Interest	11.75%
Investments, current value	$ 5,005,863
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DNB BANK ASA 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	4,000,000
Investments, current value	3,969,522
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DNB BANK ASA 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	4,000,000
Investments, current value	3,956,890
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DNB BANK ASA 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	3,900,000
Investments, current value	3,824,940
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DRIVE AUTO RECEIVABLES TRUST 2024-2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 313,972
Rate of Interest	4.94%
Investments, current value	$ 314,084
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DRIVE AUTO RECEIVABLES TRUST 2025-2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 5,794,000
Rate of Interest	4.29%
Investments, current value	$ 5,798,102
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DRYDEN 54 SENIOR LOAN FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	137,954
Investments, current value	137,962
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DRYDEN 95 CLO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,100,000
Investments, current value	1,099,216
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ECHOSTAR CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 6,100,940
Rate of Interest	10.75%
Investments, current value	$ 6,746,427
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | EDISON INTERNATIONAL
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	6.95%
Investments, current value	$ 852,296
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | EL PASO NATURAL GAS CO LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 70,000
Rate of Interest	8.38%
Investments, current value	$ 84,130
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ELEMENT SOLUTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,115,000
Rate of Interest	3.88%
Investments, current value	$ 3,044,687
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ELEVATION CLO 2021-15 LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,100,000
Investments, current value	1,097,909
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | EMD FINANCE LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,200,000
Rate of Interest	4.38%
Investments, current value	$ 1,204,044
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | EMERSON ELECTRIC CO
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	7,500,000
Investments, current value	7,458,488
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | EMRLD BORROWER LP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,184,000
Rate of Interest	6.63%
Investments, current value	$ 4,361,083
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | EMRLD BORROWER LP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,208,000
Rate of Interest	6.75%
Investments, current value	$ 1,273,121
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ENBRIDGE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	5.30%
Investments, current value	$ 825,233
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ENCOMPASS HEALTH CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 436,000
Rate of Interest	4.50%
Investments, current value	$ 435,232
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ENCOMPASS HEALTH CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 823,000
Rate of Interest	4.63%
Investments, current value	$ 806,005
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ENERGY TRANSFER LP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 200,000
Rate of Interest	3.90%
Investments, current value	$ 199,834
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ENTEGRIS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,839,000
Rate of Interest	5.95%
Investments, current value	$ 3,915,820
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ENTERGY TEXAS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 900,000
Rate of Interest	1.75%
Investments, current value	$ 794,669
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ENTERPRISE FLEET FINANCING 2022-3 LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 42,718
Rate of Interest	4.38%
Investments, current value	$ 42,738
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ENTERPRISE FLEET FINANCING 2022-4 LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,064,610
Rate of Interest	5.76%
Investments, current value	$ 1,068,208
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ENTERPRISE FLEET FINANCING 2023-1 LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,478,680
Rate of Interest	5.51%
Investments, current value	$ 1,480,919
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ENTERPRISE FLEET FINANCING 2024-2 LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,779,895
Rate of Interest	5.74%
Investments, current value	$ 2,789,880
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ENTERPRISE FLEET FINANCING 2024-3 LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 8,213,547
Rate of Interest	5.31%
Investments, current value	$ 8,242,870
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ENTERPRISE FLEET FINANCING 2025-2 LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 399,573
Rate of Interest	4.56%
Investments, current value	$ 399,809
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ENTERPRISE FLEET FINANCING 2025-3 LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,785,991
Rate of Interest	4.55%
Investments, current value	$ 1,788,010
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ENTERPRISE FLEET FINANCING 2025-4 LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,344,269
Rate of Interest	4.10%
Investments, current value	$ 3,347,294
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | EPR PROPERTIES
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	4.95%
Investments, current value	$ 503,774
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | EQUITABLE FINANCIAL LIFE GLOBAL FUNDING
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,150,000
Rate of Interest	1.00%
Investments, current value	$ 3,148,198
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | EUROPEAN INVESTMENT BANK
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	11,200,000
Investments, current value	11,058,963
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | EVERSOURCE ENERGY
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	5.00%
Investments, current value	$ 706,159
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | EXPORT DEVELOPMENT CANADA
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	11,400,000
Investments, current value	11,256,647
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | F&G ANNUITIES & LIFE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	6.50%
Investments, current value	$ 833,842
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | F&G GLOBAL FUNDING
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 300,000
Rate of Interest	1.75%
Investments, current value	$ 296,294
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FAIR ISAAC CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,550,000
Rate of Interest	6.00%
Investments, current value	$ 1,592,228
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FERTITTA ENTERTAINMENT LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,965,000
Rate of Interest	6.75%
Investments, current value	$ 2,818,041
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FIBERCOP SPA 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 778,000
Rate of Interest	7.20%
Investments, current value	$ 774,305
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FIBERCOP SPA 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 517,000
Rate of Interest	7.72%
Investments, current value	$ 518,035
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FIRSTENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	3.90%
Investments, current value	$ 697,325
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FIRSTENERGY PENNSYLVANIA ELECTRIC CO
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 400,000
Rate of Interest	5.20%
Investments, current value	$ 408,499
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FLASH COMPUTE LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,372,000
Rate of Interest	7.25%
Investments, current value	$ 1,360,715
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FLORIDA POWER & LIGHT CO
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	5.05%
Investments, current value	$ 717,934
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FOCUS FINANCIAL PARTNERS LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,867,000
Rate of Interest	6.75%
Investments, current value	$ 1,922,366
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FORD CREDIT AUTO LEASE TRUST 2024-A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	5.05%
Investments, current value	$ 702,966
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FORD CREDIT AUTO LEASE TRUST 2024-A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 6,987,071
Rate of Interest	5.06%
Investments, current value	$ 7,000,157
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FORD CREDIT AUTO LEASE TRUST 2024-B 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,205,000
Rate of Interest	4.99%
Investments, current value	$ 3,222,827
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FORD CREDIT AUTO LEASE TRUST 2024-B 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 101,150
Rate of Interest	5.18%
Investments, current value	$ 101,195
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FORD CREDIT AUTO LEASE TRUST 2025-A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 5,453,737
Rate of Interest	4.57%
Investments, current value	$ 5,465,266
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FORD CREDIT AUTO LEASE TRUST 2025-A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	5,100,241
Investments, current value	5,100,904
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FORD CREDIT AUTO OWNER TRUST 2022-C
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,937,383
Rate of Interest	4.59%
Investments, current value	$ 1,940,806
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FORD CREDIT AUTO OWNER TRUST 2022-D
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 734,978
Rate of Interest	5.27%
Investments, current value	$ 737,119
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FORD CREDIT AUTO OWNER TRUST 2023-A
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,940,669
Rate of Interest	4.65%
Investments, current value	$ 3,950,944
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FORD CREDIT AUTO OWNER TRUST 2024-B
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 525,904
Rate of Interest	5.40%
Investments, current value	$ 526,618
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FORD CREDIT AUTO OWNER TRUST 2024-C
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 122,620
Rate of Interest	4.32%
Investments, current value	$ 122,725
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FORD CREDIT AUTO OWNER TRUST 2024-D
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,456,879
Rate of Interest	4.59%
Investments, current value	$ 2,461,921
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FORD CREDIT AUTO OWNER TRUST 2025-B
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 10,240,269
Rate of Interest	4.06%
Investments, current value	$ 10,244,647
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FORD CREDIT FLOORPLAN MASTER OWNER TRUST A
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 8,633,000
Rate of Interest	4.92%
Investments, current value	$ 8,660,528
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FORD MOTOR CREDIT CO LLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 400,000
Rate of Interest	4.54%
Investments, current value	$ 399,477
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FORD MOTOR CREDIT CO LLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	5.88%
Investments, current value	$ 719,015
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FRONTIER COMMUNICATIONS HOLDINGS LLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,165,000
Rate of Interest	8.63%
Investments, current value	$ 2,277,976
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FRONTIER COMMUNICATIONS HOLDINGS LLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,923,000
Rate of Interest	8.75%
Investments, current value	$ 2,008,287
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GARDA WORLD SECURITY CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 510,000
Rate of Interest	6.00%
Investments, current value	$ 500,153
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GARDA WORLD SECURITY CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 485,000
Rate of Interest	8.38%
Investments, current value	$ 494,005
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GENERAL MOTORS FINANCIAL CO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	800,000
Investments, current value	804,453
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GENESEE & WYOMING INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,246,000
Rate of Interest	6.25%
Investments, current value	$ 3,347,448
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GFL ENVIRONMENTAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,110,000
Rate of Interest	6.75%
Investments, current value	$ 1,164,572
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GGAM FINANCE LTD 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,437,000
Rate of Interest	6.88%
Investments, current value	$ 1,490,300
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GGAM FINANCE LTD 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,640,000
Rate of Interest	8.00%
Investments, current value	$ 1,736,675
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GGAM FINANCE LTD 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,110,000
Rate of Interest	5.88%
Investments, current value	$ 1,126,417
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GLOBAL PAYMENTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,900,000
Rate of Interest	3.20%
Investments, current value	$ 1,813,102
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GLP CAPITAL LP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 600,000
Rate of Interest	4.00%
Investments, current value	$ 583,284
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GLP CAPITAL LP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	5.30%
Investments, current value	$ 509,182
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GM FINANCIAL AUTOMOBILE LEASING TRUST 2024-1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 8,952,063
Rate of Interest	5.09%
Investments, current value	$ 8,972,303
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GM FINANCIAL AUTOMOBILE LEASING TRUST 2024-2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,320,090
Rate of Interest	5.39%
Investments, current value	$ 1,325,586
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GM FINANCIAL AUTOMOBILE LEASING TRUST 2024-3 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,224,000
Rate of Interest	4.21%
Investments, current value	$ 3,228,951
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GM FINANCIAL AUTOMOBILE LEASING TRUST 2024-3 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,437,236
Rate of Interest	4.29%
Investments, current value	$ 1,437,918
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GM FINANCIAL AUTOMOBILE LEASING TRUST 2024-3 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	3,125,254
Investments, current value	3,126,124
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GM FINANCIAL CONSUMER AUTO RECEIVABLES TRUST 2022-2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,969,413
Rate of Interest	3.25%
Investments, current value	$ 3,961,953
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GM FINANCIAL CONSUMER AUTO RECEIVABLES TRUST 2022-3 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 11,503
Rate of Interest	3.64%
Investments, current value	$ 11,501
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GM FINANCIAL CONSUMER AUTO RECEIVABLES TRUST 2022-3 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,316,000
Rate of Interest	3.71%
Investments, current value	$ 1,314,648
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GM FINANCIAL CONSUMER AUTO RECEIVABLES TRUST 2022-4 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,748,420
Rate of Interest	4.82%
Investments, current value	$ 2,752,280
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GM FINANCIAL CONSUMER AUTO RECEIVABLES TRUST 2022-4 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 378,974
Rate of Interest	4.82%
Investments, current value	$ 379,506
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GM FINANCIAL CONSUMER AUTO RECEIVABLES TRUST 2023-2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,004,868
Rate of Interest	4.47%
Investments, current value	$ 2,008,373
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GM FINANCIAL CONSUMER AUTO RECEIVABLES TRUST 2024-3 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 59,928
Rate of Interest	5.35%
Investments, current value	$ 59,968
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GM FINANCIAL CONSUMER AUTO RECEIVABLES TRUST 2024-3 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 619,393
Rate of Interest	5.35%
Investments, current value	$ 619,808
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GM FINANCIAL CONSUMER AUTO RECEIVABLES TRUST 2024-3 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,396,165
Investments, current value	1,396,268
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GM FINANCIAL CONSUMER AUTO RECEIVABLES TRUST 2025-2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	4,060,451
Investments, current value	4,063,748
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GOEASY LTD 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 382,000
Rate of Interest	7.38%
Investments, current value	$ 367,704
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GOEASY LTD 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 75,000
Rate of Interest	9.25%
Investments, current value	$ 77,114
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GOEASY LTD 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 236,000
Rate of Interest	6.88%
Investments, current value	$ 220,752
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GOEASY LTD 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 383,000
Rate of Interest	6.88%
Investments, current value	$ 365,570
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GOEASY LTD 5
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,373,000
Rate of Interest	7.63%
Investments, current value	$ 1,358,178
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GOLDMAN SACHS GROUP INC/THE 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 600,000
Rate of Interest	2.38%
Investments, current value	$ 537,948
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GOLDMAN SACHS GROUP INC/THE 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,700,000
Rate of Interest	1.43%
Investments, current value	$ 1,691,338
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GOLDMAN SACHS GROUP INC/THE 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 400,000
Rate of Interest	1.95%
Investments, current value	$ 393,261
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GOLDMAN SACHS GROUP INC/THE 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 200,000
Rate of Interest	2.62%
Investments, current value	$ 182,532
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GOLDMAN SACHS GROUP INC/THE 5
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,100,000
Rate of Interest	5.73%
Investments, current value	$ 2,195,298
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GRAY MEDIA INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 460,000
Rate of Interest	9.63%
Investments, current value	$ 478,642
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GRAY MEDIA INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,243,000
Rate of Interest	7.25%
Investments, current value	$ 1,270,133
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GREATAMERICA LEASING RECEIVABLES FUNDING LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 14,834,573
Rate of Interest	4.04%
Investments, current value	$ 14,838,318
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GREATAMERICA LEASING RECEIVABLES FUNDING LLC SERIES 2024-1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 518,445
Rate of Interest	5.32%
Investments, current value	$ 518,935
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GRIFOLS SA
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,537,000
Rate of Interest	4.75%
Investments, current value	$ 3,492,914
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GROUP 1 AUTOMOTIVE INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 560,000
Rate of Interest	6.38%
Investments, current value	$ 576,382
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GROUP 1 AUTOMOTIVE INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 897,000
Rate of Interest	4.00%
Investments, current value	$ 879,392
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GXO LOGISTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	6.25%
Investments, current value	$ 737,539
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HALEON US CAPITAL LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 600,000
Rate of Interest	3.38%
Investments, current value	$ 595,710
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HANWHA FUTUREPROOF CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	4.75%
Investments, current value	$ 814,738
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HARBOUR ENERGY PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	6.33%
Investments, current value	$ 811,453
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HARLEY-DAVIDSON MOTORCYCLE TRUST 2023-A
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 836,454
Rate of Interest	5.05%
Investments, current value	$ 838,975
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HAT HOLDINGS I LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 162,000
Rate of Interest	8.00%
Investments, current value	$ 168,179
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HB FULLER CO
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,391,000
Rate of Interest	4.25%
Investments, current value	$ 1,376,351
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HCA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	5.63%
Investments, current value	$ 515,934
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HEALTHEQUITY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,510,000
Rate of Interest	4.50%
Investments, current value	$ 1,483,708
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HERC HOLDINGS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,361,000
Rate of Interest	6.63%
Investments, current value	$ 1,413,460
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HERC HOLDINGS INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,535,000
Rate of Interest	7.25%
Investments, current value	$ 4,818,463
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HERC HOLDINGS INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,606,000
Rate of Interest	7.00%
Investments, current value	$ 1,690,144
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HERC HOLDINGS INC 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 584,000
Rate of Interest	6.00%
Investments, current value	$ 591,568
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HERENS HOLDCO SARL
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,787,000
Rate of Interest	4.75%
Investments, current value	$ 1,552,194
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HESS MIDSTREAM OPERATIONS LP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 664,000
Rate of Interest	5.88%
Investments, current value	$ 675,739
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HESS MIDSTREAM OPERATIONS LP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 536,000
Rate of Interest	5.50%
Investments, current value	$ 542,630
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HESS MIDSTREAM OPERATIONS LP 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 520,000
Rate of Interest	4.25%
Investments, current value	$ 508,708
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HIGHTOWER HOLDING LLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,670,000
Rate of Interest	6.75%
Investments, current value	$ 2,658,962
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HIGHTOWER HOLDING LLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,617,000
Rate of Interest	9.13%
Investments, current value	$ 2,774,038
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HIGHWOODS REALTY LP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	4.13%
Investments, current value	$ 793,127
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HILCORP ENERGY I LP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 950,000
Rate of Interest	6.25%
Investments, current value	$ 894,187
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HILCORP ENERGY I LP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,474,000
Rate of Interest	5.75%
Investments, current value	$ 1,457,641
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HILCORP ENERGY I LP 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 725,000
Rate of Interest	6.00%
Investments, current value	$ 689,084
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HILCORP ENERGY I LP 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,182,000
Rate of Interest	6.00%
Investments, current value	$ 2,120,181
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HILCORP ENERGY I LP 5
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 270,000
Rate of Interest	6.25%
Investments, current value	$ 272,057
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HILCORP ENERGY I LP 6
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,998,000
Rate of Interest	7.25%
Investments, current value	$ 2,849,215
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HILCORP ENERGY I LP 7
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 418,000
Rate of Interest	8.38%
Investments, current value	$ 426,858
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HILTON DOMESTIC OPERATING CO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,336,000
Rate of Interest	5.88%
Investments, current value	$ 1,374,363
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HILTON GRAND VACATIONS BORROWER LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,754,000
Rate of Interest	6.63%
Investments, current value	$ 2,822,781
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HOME EQUITY ASSET TRUST 2002-3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	211
Investments, current value	206
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HOME EQUITY MORTGAGE LOAN ASSET-BACKED TRUST SERIES INABS 2007-A
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	472,648
Investments, current value	423,024
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HONDA AUTO RECEIVABLES 2023-1 OWNER TRUST 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,643,626
Rate of Interest	5.04%
Investments, current value	$ 1,647,399
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HONDA AUTO RECEIVABLES 2023-1 OWNER TRUST 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 106,078
Rate of Interest	5.04%
Investments, current value	$ 106,321
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HONDA AUTO RECEIVABLES 2023-2 OWNER TRUST 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,005,679
Rate of Interest	4.93%
Investments, current value	$ 1,010,342
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HONDA AUTO RECEIVABLES 2023-2 OWNER TRUST 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,094,773
Rate of Interest	4.93%
Investments, current value	$ 2,104,486
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HONDA AUTO RECEIVABLES 2023-3 OWNER TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,116,684
Rate of Interest	5.41%
Investments, current value	$ 2,131,511
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HONDA AUTO RECEIVABLES 2024-1 OWNER TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,657,427
Rate of Interest	5.21%
Investments, current value	$ 2,680,531
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HONDA AUTO RECEIVABLES 2024-3 OWNER TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 526,024
Rate of Interest	4.89%
Investments, current value	$ 526,643
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HONDA AUTO RECEIVABLES 2024-4 OWNER TRUST 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,801,150
Rate of Interest	4.56%
Investments, current value	$ 2,803,908
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HONDA AUTO RECEIVABLES 2024-4 OWNER TRUST 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,226,865
Rate of Interest	4.56%
Investments, current value	$ 3,230,042
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HONDA AUTO RECEIVABLES 2025-1 OWNER TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,227,735
Rate of Interest	4.53%
Investments, current value	$ 2,232,615
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HOWDEN UK REFINANCE PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,425,000
Rate of Interest	8.13%
Investments, current value	$ 1,471,186
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HPEFS EQUIPMENT TRUST 2024-1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 99,283
Rate of Interest	5.18%
Investments, current value	$ 99,447
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HPEFS EQUIPMENT TRUST 2025-2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,836,979
Rate of Interest	4.15%
Investments, current value	$ 2,839,457
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HSBC HOLDINGS PLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,800,000
Rate of Interest	4.62%
Investments, current value	$ 1,807,127
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HSBC HOLDINGS PLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	7.39%
Investments, current value	$ 528,655
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HUB INTERNATIONAL LTD 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,625,000
Rate of Interest	7.25%
Investments, current value	$ 3,805,978
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HUB INTERNATIONAL LTD 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,517,000
Rate of Interest	5.63%
Investments, current value	$ 2,516,577
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HUB INTERNATIONAL LTD 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,461,000
Rate of Interest	7.38%
Investments, current value	$ 2,582,436
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HUDBAY MINERALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,672,000
Rate of Interest	6.13%
Investments, current value	$ 1,693,972
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HYUNDAI AUTO LEASE SECURITIZATION TRUST 2023-C
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 169,563
Rate of Interest	5.80%
Investments, current value	$ 169,715
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HYUNDAI AUTO LEASE SECURITIZATION TRUST 2024-B 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 14,132,393
Rate of Interest	5.41%
Investments, current value	$ 14,204,484
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HYUNDAI AUTO LEASE SECURITIZATION TRUST 2024-B 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 6,845,364
Rate of Interest	5.41%
Investments, current value	$ 6,880,282
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HYUNDAI AUTO LEASE SECURITIZATION TRUST 2024-C
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 500,111
Rate of Interest	4.77%
Investments, current value	$ 501,331
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HYUNDAI AUTO LEASE SECURITIZATION TRUST 2025-A
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,837,877
Rate of Interest	4.60%
Investments, current value	$ 1,842,848
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HYUNDAI AUTO RECEIVABLES TRUST 2022-C
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,421,975
Rate of Interest	5.39%
Investments, current value	$ 1,425,108
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HYUNDAI AUTO RECEIVABLES TRUST 2023-A
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 818,906
Rate of Interest	4.58%
Investments, current value	$ 819,596
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HYUNDAI AUTO RECEIVABLES TRUST 2024-A
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,938,190
Rate of Interest	4.99%
Investments, current value	$ 4,980,483
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HYUNDAI AUTO RECEIVABLES TRUST 2024-B
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 94,337
Rate of Interest	5.15%
Investments, current value	$ 94,483
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HYUNDAI AUTO RECEIVABLES TRUST 2024-C
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,826,183
Rate of Interest	4.53%
Investments, current value	$ 1,829,010
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HYUNDAI AUTO RECEIVABLES TRUST 2025-D
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 9,029,400
Rate of Interest	4.04%
Investments, current value	$ 9,034,438
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HYUNDAI CAPITAL AMERICA 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	4.88%
Investments, current value	$ 506,641
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HYUNDAI CAPITAL AMERICA 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	200,000
Investments, current value	200,696
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | IHEARTCOMMUNICATIONS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 737,520
Rate of Interest	7.75%
Investments, current value	$ 645,330
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | IHEARTCOMMUNICATIONS INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 524,072
Rate of Interest	9.13%
Investments, current value	$ 504,739
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | IHO VERWALTUNGS GMBH 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,025,000
Investments, current value	1,077,007
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | IHO VERWALTUNGS GMBH 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,233,000
Investments, current value	1,298,901
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ILIAD HOLDING SAS 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,233,000
Rate of Interest	7.00%
Investments, current value	$ 1,272,249
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ILIAD HOLDING SAS 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,197,000
Rate of Interest	7.00%
Investments, current value	$ 3,237,094
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ILIAD HOLDING SAS 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 691,000
Rate of Interest	8.50%
Investments, current value	$ 743,684
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | IMPERIAL BRANDS FINANCE PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 275,000
Rate of Interest	3.50%
Investments, current value	$ 273,792
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | INEOS FINANCE PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,884,000
Rate of Interest	7.50%
Investments, current value	$ 4,242,073
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | INEOS QUATTRO FINANCE 2 PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,216,000
Rate of Interest	9.63%
Investments, current value	$ 2,922,457
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | INEOS US FINANCE LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	997,481
Investments, current value	812,014
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ING GROEP NV 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	1.73%
Investments, current value	$ 795,016
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ING GROEP NV 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 600,000
Rate of Interest	5.34%
Investments, current value	$ 619,332
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ING GROEP NV 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	700,000
Investments, current value	704,836
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ING US FUNDING LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,693,000
Investments, current value	1,656,525
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | INGEVITY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,699,000
Rate of Interest	3.88%
Investments, current value	$ 1,654,011
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | INNOPHOS HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,934,300
Rate of Interest	11.50%
Investments, current value	$ 2,768,397
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | INTEGRIS BAPTIST MEDICAL CENTER INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 300,000
Rate of Interest	3.88%
Investments, current value	$ 218,213
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | INTERCONTINENTAL EXCHANGE INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 150,000
Rate of Interest	4.35%
Investments, current value	$ 151,260
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | INTERCONTINENTAL EXCHANGE INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,200,000
Rate of Interest	4.00%
Investments, current value	$ 1,202,532
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | INVERSION ESCROW ISSUER LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,913,000
Rate of Interest	6.75%
Investments, current value	$ 2,902,399
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ION PLATFORM FINANCE US INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,869,000
Rate of Interest	5.75%
Investments, current value	$ 1,762,423
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ION PLATFORM FINANCE US INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,664,000
Rate of Interest	4.63%
Investments, current value	$ 2,464,780
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ION PLATFORM FINANCE US INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,321,000
Rate of Interest	8.75%
Investments, current value	$ 1,338,320
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ION PLATFORM FINANCE US INC 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,821,000
Rate of Interest	7.88%
Investments, current value	$ 2,676,727
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ION PLATFORM FINANCE US INC 5
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,235,000
Rate of Interest	9.50%
Investments, current value	$ 3,251,175
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | IPALCO ENTERPRISES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	4.25%
Investments, current value	$ 489,116
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | IQVIA INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 822,000
Rate of Interest	6.50%
Investments, current value	$ 852,669
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | IQVIA INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 771,000
Rate of Interest	5.00%
Investments, current value	$ 770,573
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | IQVIA INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,228,000
Rate of Interest	6.25%
Investments, current value	$ 2,328,078
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | IRON MOUNTAIN INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 868,000
Rate of Interest	7.00%
Investments, current value	$ 891,640
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | IRON MOUNTAIN INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 554,000
Rate of Interest	6.25%
Investments, current value	$ 558,635
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | IRON MOUNTAIN INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 467,000
Rate of Interest	5.00%
Investments, current value	$ 466,436
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | IRON MOUNTAIN INC 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 672,000
Rate of Interest	4.88%
Investments, current value	$ 671,317
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | IRON MOUNTAIN INC 5
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,401,000
Rate of Interest	5.25%
Investments, current value	$ 3,408,668
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | IRON MOUNTAIN INC 6
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 785,000
Rate of Interest	5.25%
Investments, current value	$ 775,505
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ITOCHU TREASURY CENTER AMERICAS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	7,000,000
Investments, current value	6,983,491
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ITT HOLDINGS LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,073,000
Rate of Interest	6.50%
Investments, current value	$ 1,029,977
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | JAMES HARDIE INTERNATIONAL FINANCE DAC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,978,000
Rate of Interest	5.00%
Investments, current value	$ 1,978,133
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | JH NORTH AMERICA HOLDINGS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 457,000
Rate of Interest	5.88%
Investments, current value	$ 466,523
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | JH NORTH AMERICA HOLDINGS INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 771,000
Rate of Interest	6.13%
Investments, current value	$ 791,475
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | JOHN DEERE FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	8,565,000
Investments, current value	8,545,307
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | JOHN DEERE OWNER TRUST 2022-B
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 364,385
Rate of Interest	3.74%
Investments, current value	$ 364,249
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | JOHN DEERE OWNER TRUST 2024-B
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 919,612
Rate of Interest	5.42%
Investments, current value	$ 921,075
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | JOHN DEERE OWNER TRUST 2025-B
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,729,247
Rate of Interest	4.47%
Investments, current value	$ 2,731,561
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | JOHNSON & JOHNSON
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 6,900,000
Rate of Interest	2.45%
Investments, current value	$ 6,884,135
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | JYSKE REALKREDIT A/S 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 14,962
Rate of Interest	0.50%
Investments, current value	$ 1,932
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | JYSKE REALKREDIT A/S 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 13,605,642
Rate of Interest	1.50%
Investments, current value	$ 1,649,163
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | KAISER ALUMINUM CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,987,000
Rate of Interest	5.88%
Investments, current value	$ 2,995,785
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | KAISER ALUMINUM CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,760,000
Rate of Interest	4.50%
Investments, current value	$ 2,666,502
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | KBC GROUP NV
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	5.80%
Investments, current value	$ 723,088
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | KENTUCKY UTILITIES CO
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 300,000
Rate of Interest	5.45%
Investments, current value	$ 315,277
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | KKR CLO 14 LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	130,146
Investments, current value	130,192
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | KOCH COS LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	13,750,000
Investments, current value	13,702,644
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | KODIAK GAS SERVICES LLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,244,000
Rate of Interest	7.25%
Investments, current value	$ 1,294,327
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | KODIAK GAS SERVICES LLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,462,000
Rate of Interest	6.50%
Investments, current value	$ 1,494,002
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | KODIAK GAS SERVICES LLC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,436,000
Rate of Interest	6.75%
Investments, current value	$ 1,476,115
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | KOREA DEVELOPMENT BANK/NEW YORK NY
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	13,500,000
Investments, current value	13,478,813
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | KREDITANSTALT FUER WIEDERAUFBAU 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	7,900,000
Investments, current value	7,890,612
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | KREDITANSTALT FUER WIEDERAUFBAU 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	10,000,000
Investments, current value	9,942,183
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | KREDITANSTALT FUER WIEDERAUFBAU 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	3,000,000
Investments, current value	2,966,737
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | KUBOTA CREDIT OWNER TRUST 2022-2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 401,865
Rate of Interest	4.09%
Investments, current value	$ 401,876
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | KUBOTA CREDIT OWNER TRUST 2023-1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,821,786
Rate of Interest	5.02%
Investments, current value	$ 4,840,761
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | KUBOTA CREDIT OWNER TRUST 2024-1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 323,911
Rate of Interest	5.39%
Investments, current value	$ 324,241
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | KUBOTA CREDIT OWNER TRUST 2024-2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 144,717
Rate of Interest	5.45%
Investments, current value	$ 145,196
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | KUBOTA CREDIT OWNER TRUST 2025-2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,852,154
Rate of Interest	4.48%
Investments, current value	$ 3,855,970
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LADDER CAPITAL FINANCE HOLDINGS LLLP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,491,000
Rate of Interest	4.75%
Investments, current value	$ 3,451,857
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LADDER CAPITAL FINANCE HOLDINGS LLLP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,765,000
Rate of Interest	7.00%
Investments, current value	$ 1,871,265
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LAMB WESTON HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,291,000
Rate of Interest	4.13%
Investments, current value	$ 1,248,815
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LANDESBANK BADEN-WUERTTEMBERG/NEW YORK NY
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,600,000
Rate of Interest	4.25%
Investments, current value	$ 1,600,747
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LAS VEGAS SANDS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	6.20%
Investments, current value	$ 736,851
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LBM ACQUISITION LLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,250,000
Rate of Interest	9.50%
Investments, current value	$ 2,345,490
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LBM ACQUISITION LLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,055,000
Rate of Interest	6.25%
Investments, current value	$ 950,142
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LCM INVESTMENTS HOLDINGS II LLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	4.88%
Investments, current value	$ 689,863
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LCM INVESTMENTS HOLDINGS II LLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,944,000
Rate of Interest	8.25%
Investments, current value	$ 2,056,156
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LEEWARD RENEWABLE ENERGY OPERATIONS LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 526,000
Rate of Interest	4.25%
Investments, current value	$ 500,611
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LEHMAN BROTHERS HOLDINGS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 210,000
Rate of Interest	5.25%
Investments, current value	$ 21
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LEHMAN BROTHERS HOLDINGS INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 340,000
Rate of Interest	6.20%
Investments, current value	$ 34
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LENNAR CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	4.75%
Investments, current value	$ 806,481
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LEVEL 3 FINANCING INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,500,000
Rate of Interest	8.50%
Investments, current value	$ 1,537,709
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LIFEPOINT HEALTH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 668,000
Rate of Interest	11.00%
Investments, current value	$ 732,552
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LIGHT & WONDER INTERNATIONAL INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,181,000
Rate of Interest	7.25%
Investments, current value	$ 1,212,965
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LIGHT & WONDER INTERNATIONAL INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 771,000
Rate of Interest	7.50%
Investments, current value	$ 804,520
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LIGHT & WONDER INTERNATIONAL INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,993,000
Rate of Interest	6.25%
Investments, current value	$ 2,017,075
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LINDE INC/CT
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,250,000
Rate of Interest	3.20%
Investments, current value	$ 1,249,218
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LITHIA MOTORS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,406,000
Rate of Interest	4.38%
Investments, current value	$ 1,351,441
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LIVE NATION ENTERTAINMENT INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 797,000
Rate of Interest	3.75%
Investments, current value	$ 784,391
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LIVE NATION ENTERTAINMENT INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 725,000
Rate of Interest	4.75%
Investments, current value	$ 726,436
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LIVE NATION ENTERTAINMENT INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,449,000
Rate of Interest	6.50%
Investments, current value	$ 1,462,021
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LLOYDS BANK PLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	4,000,000
Investments, current value	3,946,900
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LLOYDS BANK PLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	2,500,000
Investments, current value	2,458,445
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LLOYDS BANKING GROUP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 791,000
Rate of Interest	3.57%
Investments, current value	$ 784,836
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LOANCORE 2021-CRE6 ISSUER LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	40,682
Investments, current value	40,687
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LONG RIDGE ENERGY LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,058,000
Rate of Interest	8.75%
Investments, current value	$ 2,189,945
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LSEG US FIN CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	4.88%
Investments, current value	$ 808,683
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LVMH MOET HENNESSY LOUIS VUITTON INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	8,335,000
Investments, current value	8,293,345
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LVMH MOET HENNESSY LOUIS VUITTON SE 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	7,000,000
Investments, current value	6,919,955
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LVMH MOET HENNESSY LOUIS VUITTON SE 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	7,500,000
Investments, current value	7,483,970
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LXP INDUSTRIAL TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 400,000
Rate of Interest	2.38%
Investments, current value	$ 349,963
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MACQUARIE BANK LTD 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	290,000
Investments, current value	289,611
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MACQUARIE BANK LTD 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	7,000,000
Investments, current value	6,938,352
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MACQUARIE BANK LTD 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,086,000
Investments, current value	1,072,771
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MADISON IAQ LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,785,000
Rate of Interest	5.88%
Investments, current value	$ 2,768,161
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MAINBEACH FUNDING LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	7,500,000
Investments, current value	7,467,704
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MARRIOTT OWNERSHIP RESORTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,452,000
Rate of Interest	6.50%
Investments, current value	$ 3,312,349
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MASSMUTUAL GLOBAL FUNDING II
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	4,258,000
Investments, current value	4,275,115
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MATADOR RESOURCES CO 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,241,000
Rate of Interest	6.50%
Investments, current value	$ 2,272,744
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MATADOR RESOURCES CO 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,695,000
Rate of Interest	6.25%
Investments, current value	$ 1,696,876
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MATCH GROUP HOLDINGS II LLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 950,000
Rate of Interest	3.63%
Investments, current value	$ 871,749
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MATCH GROUP HOLDINGS II LLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,780,000
Rate of Interest	4.63%
Investments, current value	$ 2,755,392
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MCAFEE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 6,621,000
Rate of Interest	7.38%
Investments, current value	$ 5,774,026
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MCGRAW-HILL EDUCATION INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,380,000
Rate of Interest	8.00%
Investments, current value	$ 1,394,716
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MCGRAW-HILL EDUCATION INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,633,000
Rate of Interest	7.38%
Investments, current value	$ 1,722,281
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MEDLINE BORROWER LP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,831,000
Rate of Interest	5.25%
Investments, current value	$ 4,858,063
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MEDLINE BORROWER LP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,021,000
Rate of Interest	3.88%
Investments, current value	$ 2,949,430
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MERCEDES-BENZ AUTO LEASE TRUST 2024-A
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,735,924
Rate of Interest	5.44%
Investments, current value	$ 1,738,290
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MERCEDES-BENZ AUTO LEASE TRUST 2024-B
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 278,497
Rate of Interest	4.57%
Investments, current value	$ 278,595
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MERCEDES-BENZ AUTO RECEIVABLES TRUST 2022-1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,308,348
Rate of Interest	5.21%
Investments, current value	$ 2,315,151
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MERCEDES-BENZ AUTO RECEIVABLES TRUST 2023-1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 716,163
Rate of Interest	4.51%
Investments, current value	$ 717,361
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MERCEDES-BENZ FINANCE NORTH AMERICA LLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	4.80%
Investments, current value	$ 705,626
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MERCEDES-BENZ FINANCE NORTH AMERICA LLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	4.80%
Investments, current value	$ 701,306
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MERCEDES-BENZ FINANCE NORTH AMERICA LLC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,000,000
Rate of Interest	4.80%
Investments, current value	$ 2,003,733
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MERCK & CO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	0.75%
Investments, current value	$ 696,894
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MERCURY GENERAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	4.40%
Investments, current value	$ 699,349
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | METLIFE SHORT TERM FUNDING LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	13,466,000
Investments, current value	13,359,806
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | METROPOLITAN LIFE GLOBAL FUNDING I 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 381,000
Rate of Interest	5.00%
Investments, current value	$ 381,037
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | METROPOLITAN LIFE GLOBAL FUNDING I 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	2,016,000
Investments, current value	2,018,258
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MITSUBISHI CORP AMERICAS
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	7,500,000
Investments, current value	7,455,730
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MITSUBISHI UFJ TRUST & BANKING CORP/NY
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,340,000
Investments, current value	1,340,558
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MITSUBISHI UFJ TRUST & BANKING CORP/SINGAPORE
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	6,000,000
Investments, current value	5,952,158
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MIZUHO BANK LTD/NEW YORK NY 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	7,500,000
Investments, current value	7,397,601
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MIZUHO BANK LTD/NEW YORK NY 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,059,000
Rate of Interest	4.60%
Investments, current value	$ 2,059,562
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MIZUHO BANK LTD/SINGAPORE
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	3,400,000
Investments, current value	3,395,752
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MONT BLANC CAPITAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	8,000,000
Investments, current value	7,975,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MORGAN STANLEY 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 300,000
Rate of Interest	5.12%
Investments, current value	$ 306,307
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MORGAN STANLEY 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 900,000
Rate of Interest	2.24%
Investments, current value	$ 800,509
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MORGAN STANLEY 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 300,000
Rate of Interest	5.65%
Investments, current value	$ 305,945
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MORGAN STANLEY 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,200,000
Investments, current value	1,204,847
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MORGAN STANLEY 5
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	4.65%
Investments, current value	$ 708,921
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MORGAN STANLEY 6
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 400,000
Rate of Interest	5.66%
Investments, current value	$ 417,015
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MORGAN STANLEY ABS CAPITAL I INC TRUST 2004-WMC2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	138,297
Investments, current value	140,917
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MORGAN STANLEY BANK NA 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 400,000
Rate of Interest	5.88%
Investments, current value	$ 406,022
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MORGAN STANLEY BANK NA 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,000,000
Investments, current value	1,008,200
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MORGAN STANLEY PRIVATE BANK NA
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,400,000
Rate of Interest	4.73%
Investments, current value	$ 1,420,338
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MOUNTAIN VIEW CLO XIV LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,100,000
Investments, current value	1,099,043
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MUFG BANK LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	6,300,000
Investments, current value	6,285,922
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MUFG BANK LTD/NEW YORK NY 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	5,355,000
Investments, current value	5,355,999
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MUFG BANK LTD/NEW YORK NY 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	2,000,000
Investments, current value	1,989,962
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MUTUAL OF OMAHA COS GLOBAL FUNDING
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	5.35%
Investments, current value	$ 710,527
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NABORS INDUSTRIES INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 985,000
Rate of Interest	7.63%
Investments, current value	$ 968,698
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NABORS INDUSTRIES INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,081,000
Rate of Interest	9.13%
Investments, current value	$ 2,175,810
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NABORS INDUSTRIES INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,885,000
Rate of Interest	8.88%
Investments, current value	$ 1,828,624
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NATIONAL AUSTRALIA BANK LTD/NEW YORK 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 5,929,000
Rate of Interest	4.97%
Investments, current value	$ 5,930,321
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NATIONAL AUSTRALIA BANK LTD/NEW YORK 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 335,000
Rate of Interest	3.38%
Investments, current value	$ 334,930
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NATIONAL BANK OF CANADA
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	3,000,000
Investments, current value	2,980,107
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NATIONAL BK CDA MONTREAL 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	4,000,000
Investments, current value	3,950,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NATIONAL BK CDA MONTREAL 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	2,000,000
Investments, current value	1,994,022
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NATIONAL SECURITIES CLEARING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	7,500,000
Investments, current value	7,487,646
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NATIONWIDE BUILDING SOCIETY 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	7,500,000
Investments, current value	7,445,763
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NATIONWIDE BUILDING SOCIETY 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 300,000
Rate of Interest	5.26%
Investments, current value	$ 303,757
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NATWEST MARKETS PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,700,000
Investments, current value	1,704,694
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NAVIENT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,917,000
Rate of Interest	11.50%
Investments, current value	$ 2,147,152
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NAVIENT PRIVATE EDUCATION LOAN TRUST 2020-A
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 358,073
Rate of Interest	2.46%
Investments, current value	$ 347,690
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NCL CORP LTD 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,666,000
Rate of Interest	5.88%
Investments, current value	$ 2,655,913
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NCL CORP LTD 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,095,000
Rate of Interest	6.75%
Investments, current value	$ 2,145,117
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NCL CORP LTD 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,628,000
Rate of Interest	6.25%
Investments, current value	$ 1,626,874
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NCL FINANCE LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 537,000
Rate of Interest	6.13%
Investments, current value	$ 552,654
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NCR ATLEOS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 5,057,000
Rate of Interest	9.50%
Investments, current value	$ 5,488,544
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NCR VOYIX CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 900,000
Rate of Interest	5.13%
Investments, current value	$ 893,920
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NCR VOYIX CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,265,000
Rate of Interest	5.00%
Investments, current value	$ 4,231,942
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NELNET STUDENT LOAN TRUST 2023-A
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	324,707
Investments, current value	331,607
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NELNET STUDENT LOAN TRUST 2025-C 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 477,827
Rate of Interest	4.67%
Investments, current value	$ 476,276
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NELNET STUDENT LOAN TRUST 2025-C 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	382,261
Investments, current value	384,931
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NEPTUNE BIDCO US INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,292,000
Rate of Interest	9.29%
Investments, current value	$ 4,299,334
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NEPTUNE BIDCO US INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,142,000
Rate of Interest	10.38%
Investments, current value	$ 1,170,939
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NESTLE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 5,250,000
Rate of Interest	5.25%
Investments, current value	$ 5,264,088
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NEUBERGER BERMAN LOAN ADVISERS CLO 45 LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,200,000
Investments, current value	1,198,265
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NEW YORK LIFE GLOBAL FUNDING 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	13,000,000
Investments, current value	13,012,722
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NEW YORK LIFE GLOBAL FUNDING 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,000,000
Rate of Interest	0.85%
Investments, current value	$ 998,948
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NEW YORK LIFE GLOBAL FUNDING 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	300,000
Investments, current value	300,050
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NEW YORK LIFE GLOBAL FUNDING 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	700,000
Investments, current value	700,116
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NEW YORK LIFE GLOBAL FUNDING 5
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	3,300,000
Investments, current value	3,300,548
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NEW YORK STATE ELECTRIC & GAS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,100,000
Rate of Interest	5.65%
Investments, current value	$ 1,144,592
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NEWARK BSL CLO 2 LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	109,263
Investments, current value	109,315
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NEWELL BRANDS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,189,000
Rate of Interest	8.50%
Investments, current value	$ 1,246,713
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NEWELL BRANDS INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,144,000
Rate of Interest	6.63%
Investments, current value	$ 2,080,026
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NEWELL BRANDS INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	6.38%
Investments, current value	$ 488,281
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NEWMARK GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	7.50%
Investments, current value	$ 750,249
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NEXTERA ENERGY CAPITAL HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	4.69%
Investments, current value	$ 708,455
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NIEUW AMSTERDAM RECEIVABLES CORP BV
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	6,000,000
Investments, current value	5,990,591
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NISSAN AUTO LEASE TRUST 2024-A
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 14,784,473
Rate of Interest	4.91%
Investments, current value	$ 14,822,313
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NISSAN AUTO RECEIVABLES 2022-B OWNER TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,001,959
Rate of Interest	4.46%
Investments, current value	$ 1,003,011
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NISSAN AUTO RECEIVABLES 2023-A OWNER TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 5,397,221
Rate of Interest	4.91%
Investments, current value	$ 5,412,563
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NISSAN MOTOR ACCEPTANCE CO LLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 900,000
Rate of Interest	1.85%
Investments, current value	$ 878,185
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NISSAN MOTOR ACCEPTANCE CO LLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,051,000
Rate of Interest	6.13%
Investments, current value	$ 1,051,147
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NISSAN MOTOR ACCEPTANCE CO LLC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	900,000
Investments, current value	894,494
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NISSAN MOTOR CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,431,000
Rate of Interest	8.13%
Investments, current value	$ 3,648,844
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NOMURA HOLDINGS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 600,000
Rate of Interest	5.84%
Investments, current value	$ 619,331
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NOMURA HOLDINGS INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	5.71%
Investments, current value	$ 700,203
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NOMURA HOLDINGS INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	2.17%
Investments, current value	$ 475,948
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NORDEA KREDIT REALKREDITAKTIESELSKAB
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 400,000
Rate of Interest	1.50%
Investments, current value	$ 42,195
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NORFINA LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	7,500,000
Investments, current value	7,407,048
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NOVA CHEMICALS CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,625,000
Rate of Interest	9.00%
Investments, current value	$ 4,938,450
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NOVA CHEMICALS CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 853,000
Rate of Interest	7.00%
Investments, current value	$ 908,538
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NOVA CHEMICALS CORP 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,562,000
Rate of Interest	8.50%
Investments, current value	$ 1,633,104
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NOVARTIS FINANCE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	14,500,000
Investments, current value	14,466,108
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NOVELIS CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,525,000
Rate of Interest	6.38%
Investments, current value	$ 2,559,772
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NOVELIS CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,783,000
Rate of Interest	3.88%
Investments, current value	$ 1,625,236
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NOVELIS CORP 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 702,000
Rate of Interest	6.88%
Investments, current value	$ 728,858
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NOVELIS CORP 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,530,000
Rate of Interest	4.75%
Investments, current value	$ 2,443,981
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NRG ENERGY INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 650,000
Rate of Interest	3.38%
Investments, current value	$ 621,841
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NRG ENERGY INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,633,000
Rate of Interest	5.75%
Investments, current value	$ 1,649,983
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NRG ENERGY INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,839,000
Rate of Interest	3.63%
Investments, current value	$ 2,652,996
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NRG ENERGY INC 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 443,000
Rate of Interest	3.88%
Investments, current value	$ 414,232
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NRG ENERGY INC 5
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 480,000
Rate of Interest	5.75%
Investments, current value	$ 477,650
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NRG ENERGY INC 6
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 987,000
Rate of Interest	5.25%
Investments, current value	$ 989,778
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NRG ENERGY INC 7
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,633,000
Rate of Interest	6.00%
Investments, current value	$ 1,654,626
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NRG ENERGY INC 8
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,354,000
Rate of Interest	6.00%
Investments, current value	$ 1,380,287
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NRG ENERGY INC 9
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 757,000
Rate of Interest	6.25%
Investments, current value	$ 777,364
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NTT FINANCE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 400,000
Rate of Interest	4.62%
Investments, current value	$ 405,456
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NUSTAR LOGISTICS LP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,636,000
Rate of Interest	5.63%
Investments, current value	$ 2,666,673
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NVR INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 200,000
Rate of Interest	3.00%
Investments, current value	$ 189,453
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NXP BV
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 300,000
Rate of Interest	3.88%
Investments, current value	$ 299,922
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NYKREDIT REALKREDIT A/S
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 933,290
Rate of Interest	1.50%
Investments, current value	$ 117,785
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | OCCIDENTAL PETROLEUM CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,000,000
Rate of Interest	7.50%
Investments, current value	$ 1,125,194
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | OESTERREICHISCHE KONTROLLBANK AG 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	11,400,000
Investments, current value	11,389,429
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | OESTERREICHISCHE KONTROLLBANK AG 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	10,000,000
Investments, current value	9,929,733
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | OLYMPUS WATER US HOLDING CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,962,000
Rate of Interest	6.25%
Investments, current value	$ 1,909,188
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | OLYMPUS WATER US HOLDING CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,137,000
Rate of Interest	7.25%
Investments, current value	$ 3,209,176
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | OLYMPUS WATER US HOLDING CORP 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 879,000
Rate of Interest	4.25%
Investments, current value	$ 853,090
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | OLYMPUS WATER US HOLDING CORP 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,936,000
Rate of Interest	7.25%
Investments, current value	$ 1,945,567
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ONEMAIN FINANCE CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,686,000
Rate of Interest	6.50%
Investments, current value	$ 2,713,174
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ONEMAIN FINANCE CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,664,000
Rate of Interest	6.75%
Investments, current value	$ 1,708,462
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ONEMAIN FINANCE CORP 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,082,000
Rate of Interest	6.63%
Investments, current value	$ 3,191,732
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ONEMAIN FINANCE CORP 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 184,000
Rate of Interest	5.38%
Investments, current value	$ 184,125
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ONEMAIN FINANCE CORP 5
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,707,000
Rate of Interest	7.88%
Investments, current value	$ 1,804,388
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ONEMAIN FINANCE CORP 6
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 128,000
Rate of Interest	7.13%
Investments, current value	$ 133,620
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ONEMAIN FINANCE CORP 7
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,015,000
Rate of Interest	6.75%
Investments, current value	$ 2,043,736
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ONEMAIN FINANCE CORP 8
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,458,000
Rate of Interest	7.50%
Investments, current value	$ 1,534,049
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ONEMAIN FINANCE CORP 9
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,687,000
Rate of Interest	4.00%
Investments, current value	$ 1,581,373
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ONEMAIN FINANCIAL ISSUANCE TRUST 2021-1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,300,000
Investments, current value	1,301,510
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ONEOK INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	3.25%
Investments, current value	$ 762,162
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ONEOK INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 400,000
Rate of Interest	4.40%
Investments, current value	$ 401,580
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ONTARIO TEACHERS' FINANCE TRUST 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	3,800,000
Investments, current value	3,797,655
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ONTARIO TEACHERS' FINANCE TRUST 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	7,000,000
Investments, current value	6,842,960
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | OPAL BIDCO SAS
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,769,000
Rate of Interest	6.50%
Investments, current value	$ 1,811,843
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | OPEN TEXT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,000,000
Rate of Interest	6.90%
Investments, current value	$ 1,040,315
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | OPTION ONE MORTGAGE LOAN TRUST 2004-3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	208,764
Investments, current value	225,188
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ORACLE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 600,000
Rate of Interest	2.88%
Investments, current value	$ 538,760
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ORGANON & CO
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,142,000
Rate of Interest	5.13%
Investments, current value	$ 945,799
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | OSAIC HOLDINGS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,595,000
Rate of Interest	8.00%
Investments, current value	$ 2,698,011
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | OSAIC HOLDINGS INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,874,000
Rate of Interest	6.75%
Investments, current value	$ 1,960,154
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | OUTFRONT MEDIA CAPITAL LLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 444,000
Rate of Interest	7.38%
Investments, current value	$ 470,002
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | OUTFRONT MEDIA CAPITAL LLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,050,000
Rate of Interest	4.63%
Investments, current value	$ 2,977,901
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | OVERSEA-CHINESE BANKING CORP LTD 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	6,500,000
Investments, current value	6,477,160
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | OVERSEA-CHINESE BANKING CORP LTD 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	7,500,000
Investments, current value	7,479,327
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | OVERSEA-CHINESE BANKING CORP LTD/NEW YORK
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 8,000,000
Rate of Interest	4.08%
Investments, current value	$ 8,001,792
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PACIFIC GAS AND ELECTRIC CO 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 400,000
Rate of Interest	4.55%
Investments, current value	$ 398,600
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PACIFIC GAS AND ELECTRIC CO 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	6.95%
Investments, current value	$ 780,318
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PACIFIC GAS AND ELECTRIC CO 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 300,000
Rate of Interest	2.95%
Investments, current value	$ 299,252
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PACIFIC GAS AND ELECTRIC CO 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	4.25%
Investments, current value	$ 628,804
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PACIFIC GAS AND ELECTRIC CO 5
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	5.70%
Investments, current value	$ 823,914
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PACIFIC LIFE GLOBAL FUNDING II 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,160,000
Investments, current value	1,161,861
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PACIFIC LIFE GLOBAL FUNDING II 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,291,000
Rate of Interest	1.38%
Investments, current value	$ 3,267,156
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PANTHER ESCROW ISSUER LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,060,000
Rate of Interest	7.13%
Investments, current value	$ 3,170,919
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PARALLEL 2021-1 LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,100,000
Investments, current value	1,100,098
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PARAMOUNT GLOBAL
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 200,000
Rate of Interest	2.90%
Investments, current value	$ 196,768
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PARK INTERMEDIATE HOLDINGS LLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,116,000
Rate of Interest	4.88%
Investments, current value	$ 1,089,763
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PARK INTERMEDIATE HOLDINGS LLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,977,000
Rate of Interest	5.88%
Investments, current value	$ 1,978,601
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PENN ENTERTAINMENT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,100,000
Rate of Interest	4.13%
Investments, current value	$ 1,945,008
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PERMIAN RESOURCES OPERATING LLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,831,000
Rate of Interest	7.00%
Investments, current value	$ 2,949,576
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PERMIAN RESOURCES OPERATING LLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,448,000
Rate of Interest	5.88%
Investments, current value	$ 2,462,348
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PERMIAN RESOURCES OPERATING LLC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,086,000
Rate of Interest	6.25%
Investments, current value	$ 1,114,115
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PG&E CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 959,000
Rate of Interest	5.00%
Investments, current value	$ 956,222
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PG&E CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,050,000
Rate of Interest	7.38%
Investments, current value	$ 1,093,566
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PHILIP MORRIS INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 600,000
Rate of Interest	5.13%
Investments, current value	$ 613,123
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PIEDMONT HEALTHCARE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 300,000
Rate of Interest	2.04%
Investments, current value	$ 259,715
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PILGRIM'S PRIDE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,286,000
Rate of Interest	3.50%
Investments, current value	$ 2,115,614
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PIONEER NATURAL RESOURCES CO
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,005,000
Rate of Interest	1.13%
Investments, current value	$ 3,001,789
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PORSCHE FINANCIAL AUTO SECURITIZATION TRUST 2023-1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,568,132
Rate of Interest	4.81%
Investments, current value	$ 1,572,998
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PORSCHE FINANCIAL AUTO SECURITIZATION TRUST 2024-1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,027,336
Rate of Interest	4.45%
Investments, current value	$ 2,028,115
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PORSCHE FINANCIAL AUTO SECURITIZATION TRUST 2025-1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 292,299
Rate of Interest	4.11%
Investments, current value	$ 292,376
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PORSCHE INNOVATIVE LEASE OWNER TRUST 2024-1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 262,459
Rate of Interest	4.84%
Investments, current value	$ 262,693
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PORSCHE INNOVATIVE LEASE OWNER TRUST 2025-1 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,362,563
Rate of Interest	4.60%
Investments, current value	$ 2,369,148
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PORSCHE INNOVATIVE LEASE OWNER TRUST 2025-1 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	2,634,075
Investments, current value	2,636,317
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | POST HOLDINGS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,417,000
Rate of Interest	6.25%
Investments, current value	$ 1,455,932
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | POST HOLDINGS INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,014,000
Rate of Interest	6.25%
Investments, current value	$ 1,019,628
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | POST HOLDINGS INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,582,000
Rate of Interest	4.63%
Investments, current value	$ 2,514,489
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | POST HOLDINGS INC 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,050,000
Rate of Interest	4.50%
Investments, current value	$ 994,080
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | POST HOLDINGS INC 5
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,489,000
Rate of Interest	6.50%
Investments, current value	$ 1,491,176
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PRESTIGE BRANDS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,000,000
Rate of Interest	5.13%
Investments, current value	$ 998,808
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PRIMO WATER HOLDINGS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,342,000
Rate of Interest	6.25%
Investments, current value	$ 2,353,321
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PRIMO WATER HOLDINGS INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,921,000
Rate of Interest	4.38%
Investments, current value	$ 1,868,910
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PRINCIPAL LIFE GLOBAL FUNDING II
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 900,000
Rate of Interest	5.50%
Investments, current value	$ 928,653
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PROTECTIVE LIFE GLOBAL FUNDING 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,100,000
Rate of Interest	1.62%
Investments, current value	$ 1,092,484
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PROTECTIVE LIFE GLOBAL FUNDING 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	5.47%
Investments, current value	$ 725,485
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PROVIDENCE ST JOSEPH HEALTH OBLIGATED GROUP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	5.40%
Investments, current value	$ 516,055
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PROVIDENT FUNDING ASSOCIATES LP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,365,000
Rate of Interest	9.75%
Investments, current value	$ 3,549,537
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PROVINCE OF ALBERTA CANADA 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	7,500,000
Investments, current value	7,474,941
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PROVINCE OF ALBERTA CANADA 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	7,000,000
Investments, current value	6,985,789
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PROVINCE OF ONTARIO CANADA 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	7,500,000
Investments, current value	7,471,852
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PROVINCE OF ONTARIO CANADA 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	3,500,000
Investments, current value	3,491,836
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PROVINCE OF ONTARIO CANADA 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	3,105,000
Investments, current value	3,096,823
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PROVINCE OF ONTARIO CANADA 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	12,765,000
Investments, current value	12,739,085
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PSP CAPITAL INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	7,500,000
Investments, current value	7,483,796
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PSP CAPITAL INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	6,000,000
Investments, current value	5,969,680
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PSP CAPITAL INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	7,500,000
Investments, current value	7,449,625
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PUBLIC SERVICE CO OF NEW HAMPSHIRE
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	5.35%
Investments, current value	$ 836,151
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PUGET ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	2.38%
Investments, current value	$ 478,698
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | QNITY ELECTRONICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 867,000
Rate of Interest	6.25%
Investments, current value	$ 898,690
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | QUIKRETE HOLDINGS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,771,000
Rate of Interest	6.38%
Investments, current value	$ 3,925,230
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | QUIKRETE HOLDINGS INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,028,000
Rate of Interest	6.75%
Investments, current value	$ 1,073,531
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | QXO BUILDING PRODUCTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,030,000
Rate of Interest	6.75%
Investments, current value	$ 2,120,170
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | RAAC SERIES 2007-RP3 TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	190,680
Investments, current value	188,019
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | RAMP SERIES 2005-RS7 TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	3,047
Investments, current value	3,046
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | RB GLOBAL HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,530,000
Rate of Interest	7.75%
Investments, current value	$ 2,645,125
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | RENAISSANCE HOME EQUITY LOAN TRUST 2004-1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	738,495
Investments, current value	668,430
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | RENESAS ELECTRONICS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,000,000
Rate of Interest	2.17%
Investments, current value	$ 1,963,585
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | RHP HOTEL PROPERTIES LP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 453,000
Rate of Interest	4.50%
Investments, current value	$ 448,145
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | RHP HOTEL PROPERTIES LP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,718,000
Rate of Interest	6.50%
Investments, current value	$ 1,781,713
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | RIVERS ENTERPRISE BORROWER LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,852,000
Rate of Interest	6.63%
Investments, current value	$ 2,916,122
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | RIVERS ENTERPRISE LENDER LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,456,000
Rate of Interest	6.25%
Investments, current value	$ 1,486,181
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ROBLOX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,026,000
Rate of Interest	3.88%
Investments, current value	$ 1,936,882
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ROCHE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 250,000
Rate of Interest	0.99%
Investments, current value	$ 248,743
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ROCKEFELLER FOUNDATION/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 100,000
Rate of Interest	2.49%
Investments, current value	$ 60,724
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ROCKET MORTGAGE LLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,049,000
Rate of Interest	4.00%
Investments, current value	$ 3,761,910
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ROCKET MORTGAGE LLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 641,000
Rate of Interest	3.63%
Investments, current value	$ 619,115
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ROCKET MORTGAGE LLC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,274,000
Rate of Interest	3.88%
Investments, current value	$ 3,108,856
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ROCKIES EXPRESS PIPELINE LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 756,000
Rate of Interest	6.75%
Investments, current value	$ 797,822
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ROLLS-ROYCE PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	5.75%
Investments, current value	$ 717,726
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ROYAL BANK OF CANADA 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 192,000
Rate of Interest	4.88%
Investments, current value	$ 192,044
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ROYAL BANK OF CANADA 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,731,000
Investments, current value	1,735,187
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ROYAL BANK OF CANADA 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	7,000,000
Investments, current value	6,983,419
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ROYAL BANK OF CANADA 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	3,070,000
Investments, current value	3,083,657
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ROYAL BANK OF CANADA 5
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	2,294,000
Investments, current value	2,297,092
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ROYAL BANK OF CANADA 6
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	4.85%
Investments, current value	$ 706,990
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | RYAN SPECIALTY LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 950,000
Rate of Interest	5.88%
Investments, current value	$ 970,679
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SABINE PASS LIQUEFACTION LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 600,000
Rate of Interest	4.20%
Investments, current value	$ 600,719
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SANTANDER DRIVE AUTO RECEIVABLES TRUST 2023-4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 54,819
Rate of Interest	5.73%
Investments, current value	$ 54,885
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SANTANDER DRIVE AUTO RECEIVABLES TRUST 2023-5
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 346,504
Rate of Interest	6.02%
Investments, current value	$ 347,475
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SANTANDER DRIVE AUTO RECEIVABLES TRUST 2023-6
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,282,218
Rate of Interest	5.93%
Investments, current value	$ 1,286,167
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SANTANDER DRIVE AUTO RECEIVABLES TRUST 2024-1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 398,837
Rate of Interest	5.25%
Investments, current value	$ 399,091
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SANTANDER DRIVE AUTO RECEIVABLES TRUST 2024-2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 599,526
Rate of Interest	5.63%
Investments, current value	$ 601,597
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SANTANDER DRIVE AUTO RECEIVABLES TRUST 2024-3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 190,117
Rate of Interest	5.63%
Investments, current value	$ 190,877
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SANTANDER DRIVE AUTO RECEIVABLES TRUST 2024-4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,101,868
Rate of Interest	4.85%
Investments, current value	$ 2,107,265
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SANTANDER DRIVE AUTO RECEIVABLES TRUST 2024-5
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,210,386
Rate of Interest	4.62%
Investments, current value	$ 1,212,361
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SANTANDER DRIVE AUTO RECEIVABLES TRUST 2025-1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,308,259
Rate of Interest	4.76%
Investments, current value	$ 2,308,745
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SANTANDER DRIVE AUTO RECEIVABLES TRUST 2025-2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,150,274
Rate of Interest	4.71%
Investments, current value	$ 1,151,993
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SANTANDER HOLDINGS USA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 540,000
Rate of Interest	6.50%
Investments, current value	$ 562,838
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SANTOS FINANCE LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,000,000
Rate of Interest	3.65%
Investments, current value	$ 936,914
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SBA TOWER TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,600,000
Rate of Interest	2.33%
Investments, current value	$ 1,537,691
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SBNA AUTO LEASE TRUST 2023-A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,029,219
Rate of Interest	6.51%
Investments, current value	$ 1,032,769
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SBNA AUTO LEASE TRUST 2023-A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,394,491
Rate of Interest	6.51%
Investments, current value	$ 2,402,751
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SBNA AUTO LEASE TRUST 2024-A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,680,000
Rate of Interest	5.24%
Investments, current value	$ 4,699,026
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SBNA AUTO LEASE TRUST 2024-A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,313,853
Rate of Interest	5.39%
Investments, current value	$ 1,316,106
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SBNA AUTO LEASE TRUST 2024-A 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 8,037,610
Rate of Interest	5.39%
Investments, current value	$ 8,051,392
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SBNA AUTO LEASE TRUST 2025-A
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,772,013
Rate of Interest	4.68%
Investments, current value	$ 1,773,813
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SCE RECOVERY FUNDING LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 439,686
Rate of Interest	4.70%
Investments, current value	$ 437,914
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SCIENCE APPLICATIONS INTERNATIONAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,000,000
Rate of Interest	5.88%
Investments, current value	$ 3,041,219
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SCIENTIFIC GAMES HOLDINGS LP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,786,000
Rate of Interest	6.63%
Investments, current value	$ 4,253,608
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SCOTTS MIRACLE-GRO CO/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,756,000
Rate of Interest	4.38%
Investments, current value	$ 1,648,447
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SEAGATE DATA STORAGE TECHNOLOGY PTE LTD 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,063,000
Rate of Interest	8.50%
Investments, current value	$ 1,130,141
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SEAGATE DATA STORAGE TECHNOLOGY PTE LTD 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 957,000
Rate of Interest	8.25%
Investments, current value	$ 1,014,838
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SEAGATE DATA STORAGE TECHNOLOGY PTE LTD 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 255,200
Rate of Interest	9.63%
Investments, current value	$ 289,724
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SELECT MEDICAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,852,000
Rate of Interest	6.25%
Investments, current value	$ 1,810,796
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SENSATA TECHNOLOGIES BV
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,840,000
Rate of Interest	5.88%
Investments, current value	$ 1,868,102
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SERVICE CORP INTERNATIONAL/US
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 540,000
Rate of Interest	5.75%
Investments, current value	$ 549,580
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SERVICE PROPERTIES TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 655,000
Rate of Interest	8.38%
Investments, current value	$ 658,543
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SFS AUTO RECEIVABLES SECURITIZATION TRUST 2024-3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,620,172
Rate of Interest	4.71%
Investments, current value	$ 1,621,818
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SFS AUTO RECEIVABLES SECURITIZATION TRUST 2025-1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,933,740
Rate of Interest	4.65%
Investments, current value	$ 1,936,703
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SHEFFIELD RECEIVABLES CO LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	7,000,000
Investments, current value	6,970,730
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SHIFT4 PAYMENTS LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,834,000
Rate of Interest	6.75%
Investments, current value	$ 3,958,367
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SIEMENS CAPITAL CO LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	7,000,000
Investments, current value	6,995,766
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SIMMONS FOODS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,070,000
Rate of Interest	4.63%
Investments, current value	$ 1,994,871
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SIRIUS XM RADIO LLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 494,000
Rate of Interest	4.00%
Investments, current value	$ 482,959
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SIRIUS XM RADIO LLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,395,000
Rate of Interest	3.13%
Investments, current value	$ 1,382,715
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SIRIUS XM RADIO LLC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,775,000
Rate of Interest	5.00%
Investments, current value	$ 1,779,322
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SIX FLAGS ENTERTAINMENT CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 635,000
Rate of Interest	6.50%
Investments, current value	$ 622,308
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SIX FLAGS ENTERTAINMENT CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 5,098,000
Rate of Interest	7.25%
Investments, current value	$ 4,891,620
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SIX FLAGS ENTERTAINMENT CORP 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,327,000
Rate of Interest	6.63%
Investments, current value	$ 2,346,579
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SM ENERGY CO 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,013,000
Rate of Interest	6.75%
Investments, current value	$ 1,020,438
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SM ENERGY CO 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,045,000
Rate of Interest	7.00%
Investments, current value	$ 1,027,307
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SM ENERGY CO 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 804,000
Rate of Interest	6.75%
Investments, current value	$ 805,242
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SMB PRIVATE EDUCATION LOAN TRUST 2024-A
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	706,300
Investments, current value	712,805
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SNAM SPA
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	5.00%
Investments, current value	$ 816,191
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SNAP INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,994,000
Rate of Interest	6.88%
Investments, current value	$ 3,082,756
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SNAP INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,143,000
Rate of Interest	6.88%
Investments, current value	$ 2,220,673
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SOUTHERN CALIFORNIA EDISON CO 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	2.25%
Investments, current value	$ 726,374
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SOUTHERN CALIFORNIA EDISON CO 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 900,000
Rate of Interest	1.20%
Investments, current value	$ 896,740
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SOUTHERN CO/THE 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 300,000
Rate of Interest	1.75%
Investments, current value	$ 285,781
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SOUTHERN CO/THE 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 400,000
Rate of Interest	3.75%
Investments, current value	$ 394,199
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SOUTHERN NATURAL GAS CO LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 77,000
Rate of Interest	8.00%
Investments, current value	$ 88,984
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SPIRE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	5.30%
Investments, current value	$ 801,124
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SPIRIT AEROSYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 900,000
Rate of Interest	3.85%
Investments, current value	$ 896,640
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ST ENGINEERING NORTH AMERICA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	7,500,000
Investments, current value	7,490,855
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | STANDARD BUILDING SOLUTIONS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 852,000
Rate of Interest	6.25%
Investments, current value	$ 870,349
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | STANDARD BUILDING SOLUTIONS INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,745,000
Rate of Interest	6.50%
Investments, current value	$ 1,796,422
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | STANDARD CHARTERED BANK
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	614,000
Investments, current value	611,267
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | STANDARD CHARTERED BANK/NEW YORK
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 5,950,000
Rate of Interest	4.52%
Investments, current value	$ 5,952,179
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | STANDARD CHARTERED PLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	5.01%
Investments, current value	$ 714,259
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | STANDARD CHARTERED PLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 400,000
Rate of Interest	2.68%
Investments, current value	$ 362,144
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | STANDARD CHARTERED PLC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 400,000
Rate of Interest	3.27%
Investments, current value	$ 370,625
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | STANDARD INDUSTRIES INC/NY
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 516,000
Rate of Interest	4.75%
Investments, current value	$ 514,411
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | STAR PARENT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,008,000
Rate of Interest	9.00%
Investments, current value	$ 4,277,729
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | STELLANTIS FINANCIAL UNDERWRITTEN ENHANCED LEASE TRUST 2025-C
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 18,500,000
Rate of Interest	3.88%
Investments, current value	$ 18,504,497
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | STIFEL FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 900,000
Rate of Interest	4.00%
Investments, current value	$ 881,461
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SUMITOMO MITSUI BANKING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	7,400,000
Investments, current value	7,283,768
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SUMITOMO MITSUI BANKING CORP/NEW YORK
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 655,000
Rate of Interest	4.40%
Investments, current value	$ 656,207
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SUMITOMO MITSUI FINANCIAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	1.90%
Investments, current value	$ 661,466
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SUMITOMO MITSUI TRUST BANK LTD 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	5,000,000
Investments, current value	4,964,717
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SUMITOMO MITSUI TRUST BANK LTD 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,000,000
Investments, current value	1,006,755
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SUMITOMO MITSUI TRUST BANK LTD/SINGAPORE 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	7,500,000
Investments, current value	7,472,010
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SUMITOMO MITSUI TRUST BANK LTD/SINGAPORE 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	900,000
Investments, current value	898,520
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SUNOCO LP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,149,000
Rate of Interest	6.00%
Investments, current value	$ 1,150,586
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SUNOCO LP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 482,000
Rate of Interest	5.88%
Investments, current value	$ 483,177
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SUNOCO LP 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,577,000
Rate of Interest	7.25%
Investments, current value	$ 1,667,419
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SUNOCO LP 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,672,000
Rate of Interest	7.00%
Investments, current value	$ 1,743,565
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SUNOCO LP 5
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 419,000
Rate of Interest	7.00%
Investments, current value	$ 432,205
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SUNOCO LP 6
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,696,000
Rate of Interest	7.88%
Investments, current value	$ 1,742,258
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SURGERY CENTER HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,859,000
Rate of Interest	7.25%
Investments, current value	$ 3,907,924
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SUTTER HEALTH
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	3.70%
Investments, current value	$ 497,219
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SVENSK EXPORTKREDIT AB
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	8,000,000
Investments, current value	7,925,366
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SWEDBANK AB
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	604,000
Investments, current value	607,128
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SYNAPTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 974,000
Rate of Interest	4.00%
Investments, current value	$ 942,891
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SYNERGY INFRASTRUCTURE HOLDINGS LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,819,000
Rate of Interest	7.88%
Investments, current value	$ 1,885,799
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | T-MOBILE US TRUST 2024-1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	5.05%
Investments, current value	$ 804,833
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | T-MOBILE USA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 638,000
Rate of Interest	4.85%
Investments, current value	$ 652,086
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TAKEDA PHARMACEUTICAL CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 650,000
Rate of Interest	3.38%
Investments, current value	$ 417,625
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TALEN ENERGY SUPPLY LLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,935,000
Rate of Interest	6.25%
Investments, current value	$ 1,975,666
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TALEN ENERGY SUPPLY LLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,935,000
Rate of Interest	6.50%
Investments, current value	$ 2,000,963
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TAYLOR MORRISON COMMUNITIES INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,070,000
Rate of Interest	5.75%
Investments, current value	$ 1,088,823
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TAYLOR MORRISON COMMUNITIES INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 864,000
Rate of Interest	5.13%
Investments, current value	$ 869,302
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TELEFLEX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 929,000
Rate of Interest	4.63%
Investments, current value	$ 927,586
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TELEFONICA EUROPE BV
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 200,000
Rate of Interest	8.25%
Investments, current value	$ 229,703
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TENET HEALTHCARE CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,008,000
Rate of Interest	4.38%
Investments, current value	$ 989,022
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TENET HEALTHCARE CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,288,000
Rate of Interest	6.13%
Investments, current value	$ 1,293,823
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TENET HEALTHCARE CORP 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,231,000
Rate of Interest	5.13%
Investments, current value	$ 2,235,990
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TENET HEALTHCARE CORP 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,150,000
Rate of Interest	6.13%
Investments, current value	$ 1,176,787
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TENET HEALTHCARE CORP 5
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,770,000
Rate of Interest	5.50%
Investments, current value	$ 2,807,833
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TENET HEALTHCARE CORP 6
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,760,000
Rate of Interest	6.75%
Investments, current value	$ 1,831,255
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TENNESSEE GAS PIPELINE CO LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 28,000
Rate of Interest	8.38%
Investments, current value	$ 33,041
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TERRAFORM POWER OPERATING LLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,868,000
Rate of Interest	4.75%
Investments, current value	$ 1,815,529
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TERRAFORM POWER OPERATING LLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,548,000
Rate of Interest	5.00%
Investments, current value	$ 1,546,484
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TERWIN MORTGAGE TRUST 2006-10SL
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	543,073
Investments, current value	269,731
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | THOMSON REUTERS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 900,000
Rate of Interest	3.35%
Investments, current value	$ 895,854
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TK ELEVATOR US NEWCO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,447,000
Rate of Interest	5.25%
Investments, current value	$ 3,447,820
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TORONTO-DOMINION BANK/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	4.70%
Investments, current value	$ 501,695
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOTALENERGIES CAPITAL SA
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	7,000,000
Investments, current value	6,934,550
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOYOTA AUTO LOAN EXTENDED NOTE TRUST 2021-1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,880,000
Rate of Interest	1.07%
Investments, current value	$ 4,858,627
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOYOTA AUTO RECEIVABLES 2022-A OWNER TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,212,191
Rate of Interest	1.54%
Investments, current value	$ 1,207,779
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOYOTA AUTO RECEIVABLES 2022-B OWNER TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 6,550,861
Rate of Interest	3.11%
Investments, current value	$ 6,535,378
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOYOTA AUTO RECEIVABLES 2023-A OWNER TRUST 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,258,874
Rate of Interest	4.63%
Investments, current value	$ 3,266,371
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOYOTA AUTO RECEIVABLES 2023-A OWNER TRUST 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,274,853
Rate of Interest	4.63%
Investments, current value	$ 4,284,687
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOYOTA AUTO RECEIVABLES 2024-B OWNER TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,835,859
Rate of Interest	5.33%
Investments, current value	$ 4,886,270
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOYOTA AUTO RECEIVABLES 2024-C OWNER TRUST 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,165,595
Rate of Interest	5.16%
Investments, current value	$ 2,168,259
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOYOTA AUTO RECEIVABLES 2024-C OWNER TRUST 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 379,669
Rate of Interest	5.16%
Investments, current value	$ 380,137
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOYOTA AUTO RECEIVABLES 2024-C OWNER TRUST 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	4,833,191
Investments, current value	4,834,044
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOYOTA AUTO RECEIVABLES 2024-D OWNER TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 455,090
Rate of Interest	4.55%
Investments, current value	$ 455,713
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOYOTA AUTO RECEIVABLES 2025-A OWNER TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,929,866
Rate of Interest	4.48%
Investments, current value	$ 1,932,993
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOYOTA AUTO RECEIVABLES 2025-B OWNER TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 5,391,632
Rate of Interest	4.46%
Investments, current value	$ 5,404,377
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOYOTA AUTO RECEIVABLES 2025-C OWNER TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,673,527
Rate of Interest	4.44%
Investments, current value	$ 1,674,079
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOYOTA LEASE OWNER TRUST 2023-B 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 210,796
Rate of Interest	5.66%
Investments, current value	$ 210,896
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOYOTA LEASE OWNER TRUST 2023-B 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 63,093
Rate of Interest	5.66%
Investments, current value	$ 63,123
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOYOTA LEASE OWNER TRUST 2024-A
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 386,355
Rate of Interest	5.25%
Investments, current value	$ 387,768
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOYOTA LEASE OWNER TRUST 2024-B
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 400,000
Rate of Interest	4.21%
Investments, current value	$ 400,691
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOYOTA LEASE OWNER TRUST 2025-A
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,578,431
Investments, current value	1,579,042
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOYOTA LEASE OWNER TRUST 2025-B
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,529,106
Rate of Interest	4.10%
Investments, current value	$ 4,531,269
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOYOTA MOTOR CREDIT CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	595,000
Investments, current value	595,626
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOYOTA MOTOR CREDIT CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	407,000
Investments, current value	407,303
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOYOTA MOTOR CREDIT CORP 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,363,000
Rate of Interest	4.80%
Investments, current value	$ 1,363,121
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TRANSDIGM INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 875,000
Rate of Interest	6.00%
Investments, current value	$ 895,536
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TRANSDIGM INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,632,000
Rate of Interest	6.88%
Investments, current value	$ 2,754,374
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TRANSDIGM INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,960,000
Rate of Interest	6.63%
Investments, current value	$ 5,160,766
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TRANSDIGM INC 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,662,000
Rate of Interest	6.38%
Investments, current value	$ 2,745,238
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TRANSDIGM INC 5
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 955,000
Rate of Interest	6.75%
Investments, current value	$ 971,823
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TRANSDIGM INC 6
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,660,000
Rate of Interest	6.38%
Investments, current value	$ 4,781,617
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TRANSDIGM INC 7
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,407,000
Rate of Interest	6.75%
Investments, current value	$ 2,507,334
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TRANSMONTAIGNE PARTNERS LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,248,000
Rate of Interest	8.50%
Investments, current value	$ 3,278,307
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TRANSOCEAN AQUILA LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,358,662
Rate of Interest	8.00%
Investments, current value	$ 1,391,658
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TRANSOCEAN INTERNATIONAL LTD 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 603,000
Rate of Interest	8.25%
Investments, current value	$ 607,817
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TRANSOCEAN INTERNATIONAL LTD 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,000,000
Rate of Interest	8.50%
Investments, current value	$ 990,526
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TRANSOCEAN TITAN FINANCING LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,102,571
Rate of Interest	8.38%
Investments, current value	$ 1,126,022
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TRINITAS CLO XX LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,100,000
Investments, current value	1,097,853
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TRONOX INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,932,000
Rate of Interest	4.63%
Investments, current value	$ 1,352,509
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TRONOX INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 876,000
Rate of Interest	9.13%
Investments, current value	$ 871,010
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | UBS GROUP AG 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 900,000
Rate of Interest	1.36%
Investments, current value	$ 897,982
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | UBS GROUP AG 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 600,000
Rate of Interest	4.38%
Investments, current value	$ 550,342
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | UBS GROUP AG 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,445,000
Rate of Interest	4.70%
Investments, current value	$ 1,450,133
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | UKG INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,721,000
Rate of Interest	6.88%
Investments, current value	$ 3,823,994
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | UNITED OVERSEAS BANK LTD 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	8,930,000
Investments, current value	8,883,820
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | UNITED OVERSEAS BANK LTD 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	4,950,000
Investments, current value	4,923,885
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | UNITED RENTALS NORTH AMERICA INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 499,000
Rate of Interest	3.88%
Investments, current value	$ 476,442
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | UNITED RENTALS NORTH AMERICA INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,485,000
Rate of Interest	5.38%
Investments, current value	$ 1,483,874
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | UNITED RENTALS NORTH AMERICA INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 530,000
Rate of Interest	6.13%
Investments, current value	$ 552,087
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | UNITED WHOLESALE MORTGAGE LLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,341,000
Rate of Interest	5.50%
Investments, current value	$ 2,324,379
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | UNITED WHOLESALE MORTGAGE LLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 359,000
Rate of Interest	5.75%
Investments, current value	$ 359,963
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | UNIVISION COMMUNICATIONS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 427,000
Rate of Interest	8.00%
Investments, current value	$ 442,211
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | UNIVISION COMMUNICATIONS INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,896,000
Rate of Interest	4.50%
Investments, current value	$ 1,821,259
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | UNIVISION COMMUNICATIONS INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 784,000
Rate of Interest	7.38%
Investments, current value	$ 796,894
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | US FOODS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,251,000
Rate of Interest	4.75%
Investments, current value	$ 1,243,909
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | US FOODS INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,315,000
Rate of Interest	4.63%
Investments, current value	$ 1,297,326
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | US FOODS INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 915,000
Rate of Interest	5.75%
Investments, current value	$ 932,008
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | US FOODS INC 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,131,000
Rate of Interest	7.25%
Investments, current value	$ 2,239,946
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | US FOODS INC 5
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 850,000
Rate of Interest	6.88%
Investments, current value	$ 879,085
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | USA COMPRESSION PARTNERS LP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,162,000
Rate of Interest	7.13%
Investments, current value	$ 2,238,065
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | UWM HOLDINGS LLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,988,000
Rate of Interest	6.25%
Investments, current value	$ 2,983,236
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | UWM HOLDINGS LLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,337,000
Rate of Interest	6.63%
Investments, current value	$ 2,366,498
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VAIL RESORTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,246,000
Rate of Interest	6.50%
Investments, current value	$ 1,293,353
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VENTURE 33 CLO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	232,501
Investments, current value	232,915
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VENTURE 44 CLO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,100,000
Investments, current value	1,094,832
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VENTURE GLOBAL CALCASIEU PASS LLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,629,000
Rate of Interest	3.88%
Investments, current value	$ 1,396,724
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VENTURE GLOBAL CALCASIEU PASS LLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,971,000
Rate of Interest	4.13%
Investments, current value	$ 3,608,875
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VENTURE GLOBAL LNG INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,112,000
Rate of Interest	9.50%
Investments, current value	$ 1,152,636
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VENTURE GLOBAL LNG INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,894,000
Rate of Interest	9.88%
Investments, current value	$ 1,956,639
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VENTURE GLOBAL LNG INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,232,000
Rate of Interest	7.00%
Investments, current value	$ 1,185,713
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VENTURE GLOBAL LNG INC 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,947,000
Rate of Interest	8.38%
Investments, current value	$ 4,921,052
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VENTURE GLOBAL PLAQUEMINES LNG LLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,582,000
Rate of Interest	6.50%
Investments, current value	$ 2,644,588
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VENTURE GLOBAL PLAQUEMINES LNG LLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 716,000
Rate of Interest	6.13%
Investments, current value	$ 729,370
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VENTURE GLOBAL PLAQUEMINES LNG LLC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,119,000
Rate of Interest	7.50%
Investments, current value	$ 1,209,081
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VENTURE GLOBAL PLAQUEMINES LNG LLC 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 5,427,000
Rate of Interest	6.75%
Investments, current value	$ 5,558,824
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VENTURE GLOBAL PLAQUEMINES LNG LLC 5
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 948,000
Rate of Interest	6.50%
Investments, current value	$ 969,214
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VENTURE GLOBAL PLAQUEMINES LNG LLC 6
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,119,000
Rate of Interest	7.75%
Investments, current value	$ 1,222,915
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VERIZON MASTER TRUST 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 14,000,000
Rate of Interest	4.49%
Investments, current value	$ 14,002,888
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VERIZON MASTER TRUST 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	5.16%
Investments, current value	$ 502,919
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VICI PROPERTIES LP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 64,000
Rate of Interest	3.88%
Investments, current value	$ 62,789
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VIKING CRUISES LTD 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 865,000
Rate of Interest	7.00%
Investments, current value	$ 869,952
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VIKING CRUISES LTD 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,415,000
Rate of Interest	5.88%
Investments, current value	$ 3,467,212
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VIKING CRUISES LTD 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 783,000
Rate of Interest	9.13%
Investments, current value	$ 838,474
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VIRGIN MEDIA FINANCE PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,488,000
Rate of Interest	5.00%
Investments, current value	$ 1,311,262
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VIRGINIA ELECTRIC AND POWER CO
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	5.05%
Investments, current value	$ 811,728
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VIRGINIA POWER FUEL SECURITIZATION LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	4.88%
Investments, current value	$ 818,700
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VISTRA OPERATIONS CO LLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,669,000
Rate of Interest	6.88%
Investments, current value	$ 1,758,158
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VISTRA OPERATIONS CO LLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,471,000
Rate of Interest	5.63%
Investments, current value	$ 2,472,074
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VISTRA OPERATIONS CO LLC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,857,000
Rate of Interest	7.75%
Investments, current value	$ 4,085,246
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VMED O2 UK FINANCING I PLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,682,000
Rate of Interest	4.75%
Investments, current value	$ 2,476,261
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VMED O2 UK FINANCING I PLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,275,000
Rate of Interest	4.25%
Investments, current value	$ 3,899,611
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VOLKSWAGEN AUTO LEASE TRUST 2024-A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,489,632
Rate of Interest	5.40%
Investments, current value	$ 3,493,090
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VOLKSWAGEN AUTO LEASE TRUST 2024-A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 8,291,000
Rate of Interest	5.21%
Investments, current value	$ 8,335,054
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VOLKSWAGEN AUTO LEASE TRUST 2025-A
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 729,322
Rate of Interest	4.47%
Investments, current value	$ 729,635
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VOLKSWAGEN AUTO LOAN ENHANCED TRUST 2025-1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 594,371
Rate of Interest	4.51%
Investments, current value	$ 595,744
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VOLKSWAGEN AUTO LOAN ENHANCED TRUST 2025-2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 14,448,108
Rate of Interest	4.03%
Investments, current value	$ 14,455,775
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VOLKSWAGEN GROUP OF AMERICA FINANCE LLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 300,000
Rate of Interest	3.20%
Investments, current value	$ 297,878
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VOLKSWAGEN GROUP OF AMERICA FINANCE LLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,000,000
Rate of Interest	5.05%
Investments, current value	$ 1,015,478
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VOLTAGRID LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,784,000
Rate of Interest	7.38%
Investments, current value	$ 1,767,771
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VOLVO FINANCIAL EQUIPMENT LLC SERIES 2025-2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 7,542,796
Rate of Interest	4.07%
Investments, current value	$ 7,548,214
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VOYA CLO 2017-3 LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,100,000
Investments, current value	1,100,600
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VOYA CLO 2019-2 LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	553,367
Investments, current value	553,700
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VOYAGER PARENT LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,786,000
Rate of Interest	9.25%
Investments, current value	$ 1,895,014
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VZ SECURED FINANCING BV
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 6,311,000
Rate of Interest	5.00%
Investments, current value	$ 5,733,509
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WARNERMEDIA HOLDINGS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,455,000
Rate of Interest	4.28%
Investments, current value	$ 1,277,228
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WARNERMEDIA HOLDINGS INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,359,000
Rate of Interest	5.05%
Investments, current value	$ 3,077,454
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WARNERMEDIA HOLDINGS INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 615,000
Rate of Interest	5.14%
Investments, current value	$ 405,193
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WASTE PRO USA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,535,000
Rate of Interest	7.00%
Investments, current value	$ 2,610,378
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WATCO COS LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,891,000
Rate of Interest	7.13%
Investments, current value	$ 5,120,143
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WELLS FARGO & CO 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	4.90%
Investments, current value	$ 806,802
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WELLS FARGO & CO 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	3.20%
Investments, current value	$ 697,223
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WELLS FARGO & CO 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	5.57%
Investments, current value	$ 725,296
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WELLS FARGO BANK NA 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	325,000
Investments, current value	326,488
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WELLS FARGO BANK NA 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 400,000
Rate of Interest	5.45%
Investments, current value	$ 403,337
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WESCO DISTRIBUTION INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 963,000
Rate of Interest	6.38%
Investments, current value	$ 1,005,453
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WESCO DISTRIBUTION INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,524,000
Rate of Interest	6.63%
Investments, current value	$ 2,635,583
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WESCO DISTRIBUTION INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,437,000
Rate of Interest	7.25%
Investments, current value	$ 4,501,505
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WESCO DISTRIBUTION INC 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,646,000
Rate of Interest	6.38%
Investments, current value	$ 1,699,773
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WESTERN MIDSTREAM OPERATING LP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 100,000
Rate of Interest	6.35%
Investments, current value	$ 105,304
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 400,000
Rate of Interest	3.45%
Investments, current value	$ 397,989
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WESTLAKE AUTOMOBILE RECEIVABLES TRUST 2023-4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,368,352
Rate of Interest	6.24%
Investments, current value	$ 1,370,301
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WESTLAKE AUTOMOBILE RECEIVABLES TRUST 2023-P1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 223,863
Rate of Interest	5.89%
Investments, current value	$ 224,033
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WESTLAKE AUTOMOBILE RECEIVABLES TRUST 2024-3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 591,928
Rate of Interest	4.82%
Investments, current value	$ 592,669
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WESTLAKE AUTOMOBILE RECEIVABLES TRUST 2025-1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,004,365
Rate of Interest	4.66%
Investments, current value	$ 1,006,138
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WESTLAKE AUTOMOBILE RECEIVABLES TRUST 2025-3 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,397,394
Rate of Interest	4.28%
Investments, current value	$ 1,398,066
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WESTLAKE AUTOMOBILE RECEIVABLES TRUST 2025-3 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,800,000
Rate of Interest	4.31%
Investments, current value	$ 4,805,499
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WESTPAC BANKING CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	6,000,000
Investments, current value	5,863,322
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WESTPAC BANKING CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,525,000
Investments, current value	1,526,818
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WEX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,408,000
Rate of Interest	6.50%
Investments, current value	$ 2,464,985
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WHITE CAP SUPPLY HOLDINGS LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,819,000
Rate of Interest	7.38%
Investments, current value	$ 2,919,070
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WILLIAMS SCOTSMAN INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 919,000
Rate of Interest	6.63%
Investments, current value	$ 949,149
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WILLIAMS SCOTSMAN INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 543,000
Rate of Interest	6.63%
Investments, current value	$ 561,258
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WILLIAMS SCOTSMAN INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 845,000
Rate of Interest	4.63%
Investments, current value	$ 842,408
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WIND RIVER 2016-1K CLO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,094,096
Investments, current value	1,094,112
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WIND RIVER 2021-2 CLO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	400,000
Investments, current value	399,696
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WINDSTREAM SERVICES LLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,794,000
Rate of Interest	8.25%
Investments, current value	$ 1,883,287
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WINDSTREAM SERVICES LLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,246,000
Rate of Interest	7.50%
Investments, current value	$ 1,277,284
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WOLVERINE WORLD WIDE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,615,000
Rate of Interest	4.00%
Investments, current value	$ 2,417,560
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WORLD OMNI AUTO LEASE SECURITIZATION TRUST 2024-A
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 15,658,000
Rate of Interest	5.26%
Investments, current value	$ 15,759,844
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WORLD OMNI AUTO LEASE SECURITIZATION TRUST 2025-A
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,066,453
Rate of Interest	4.35%
Investments, current value	$ 1,068,852
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WORLD OMNI AUTO RECEIVABLES TRUST 2022-B
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 181,942
Rate of Interest	3.25%
Investments, current value	$ 181,866
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WORLD OMNI AUTO RECEIVABLES TRUST 2022-C 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,155,027
Rate of Interest	3.66%
Investments, current value	$ 1,154,511
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WORLD OMNI AUTO RECEIVABLES TRUST 2022-C 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 691,072
Rate of Interest	3.66%
Investments, current value	$ 690,763
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WORLD OMNI AUTO RECEIVABLES TRUST 2022-D 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,191,775
Rate of Interest	5.61%
Investments, current value	$ 1,196,568
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WORLD OMNI AUTO RECEIVABLES TRUST 2022-D 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 483,446
Rate of Interest	5.61%
Investments, current value	$ 485,390
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WORLD OMNI AUTO RECEIVABLES TRUST 2023-A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,018,425
Rate of Interest	4.83%
Investments, current value	$ 2,022,943
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WORLD OMNI AUTO RECEIVABLES TRUST 2023-A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 610,408
Rate of Interest	4.83%
Investments, current value	$ 611,774
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WORLD OMNI AUTO RECEIVABLES TRUST 2023-C
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,749,947
Rate of Interest	5.15%
Investments, current value	$ 3,771,912
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WORLD OMNI AUTO RECEIVABLES TRUST 2025-C
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,773,752
Rate of Interest	4.36%
Investments, current value	$ 2,774,890
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WORLD OMNI AUTO RECEIVABLES TRUST 2025-D
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 5,880,105
Rate of Interest	4.04%
Investments, current value	$ 5,883,191
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WORLD OMNI SELECT AUTO TRUST 2025-A
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 8,147,494
Rate of Interest	4.22%
Investments, current value	$ 8,150,382
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WR GRACE HOLDINGS LLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 805,000
Rate of Interest	4.88%
Investments, current value	$ 802,699
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WR GRACE HOLDINGS LLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,863,000
Rate of Interest	6.63%
Investments, current value	$ 3,912,329
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WR GRACE HOLDINGS LLC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 5,267,000
Rate of Interest	5.63%
Investments, current value	$ 5,013,376
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WR GRACE HOLDINGS LLC 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,013,000
Rate of Interest	7.38%
Investments, current value	$ 1,037,342
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WULF COMPUTE LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,187,000
Rate of Interest	7.75%
Investments, current value	$ 1,222,905
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | XCEL ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	3.35%
Investments, current value	$ 795,034
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | XPLR INFRASTRUCTURE OPERATING PARTNERS LP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,685,000
Rate of Interest	8.63%
Investments, current value	$ 1,772,644
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | XPLR INFRASTRUCTURE OPERATING PARTNERS LP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,494,000
Rate of Interest	8.38%
Investments, current value	$ 1,568,273
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | XPLR INFRASTRUCTURE OPERATING PARTNERS LP 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,406,000
Rate of Interest	7.75%
Investments, current value	$ 1,428,907
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | XPLR INFRASTRUCTURE OPERATING PARTNERS LP 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,377,000
Rate of Interest	4.50%
Investments, current value	$ 3,339,009
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | XPLR INFRASTRUCTURE OPERATING PARTNERS LP 5
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,116,000
Rate of Interest	7.25%
Investments, current value	$ 3,192,660
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ZF NORTH AMERICA CAPITAL INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,270,000
Rate of Interest	6.88%
Investments, current value	$ 4,175,615
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ZF NORTH AMERICA CAPITAL INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 410,000
Rate of Interest	7.13%
Investments, current value	$ 412,987
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ZF NORTH AMERICA CAPITAL INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,496,000
Rate of Interest	7.50%
Investments, current value	$ 3,533,218
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ZOOMINFO TECHNOLOGIES LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 5,250,000
Rate of Interest	3.88%
Investments, current value	$ 4,954,021
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT DEFAULT SWAP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,000,000
Investments, current value	$ 3,531
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT DEFAULT SWAP 10
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	200,000
Investments, current value	$ (3,258)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT DEFAULT SWAP 11
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	700,000
Investments, current value	$ 8,630
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT DEFAULT SWAP 12
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	700,000
Investments, current value	$ (8,630)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT DEFAULT SWAP 13
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,000,000
Investments, current value	$ 109,183
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT DEFAULT SWAP 14
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,000,000
Investments, current value	$ (109,183)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT DEFAULT SWAP 15
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	600,000
Investments, current value	$ 9,495
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT DEFAULT SWAP 16
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	600,000
Investments, current value	$ (9,495)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT DEFAULT SWAP 17
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	400,000
Investments, current value	$ 2,438
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT DEFAULT SWAP 18
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	200,000
Investments, current value	$ 1,364
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT DEFAULT SWAP 19
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	300,000
Investments, current value	$ 3,957
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT DEFAULT SWAP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,000,000
Investments, current value	$ (3,531)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT DEFAULT SWAP 20
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	100,000
Investments, current value	$ 365
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT DEFAULT SWAP 21
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	100,000
Investments, current value	$ 919
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT DEFAULT SWAP 22
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	100,000
Investments, current value	$ 1,237
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT DEFAULT SWAP 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	800,000
Investments, current value	$ 11,563
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT DEFAULT SWAP 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	800,000
Investments, current value	$ (11,563)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT DEFAULT SWAP 5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	300,000
Investments, current value	$ 4,177
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT DEFAULT SWAP 6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	300,000
Investments, current value	$ (4,177)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT DEFAULT SWAP 7
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	100,000
Investments, current value	$ 445
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT DEFAULT SWAP 8
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	100,000
Investments, current value	$ (445)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT DEFAULT SWAP 9
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	200,000
Investments, current value	$ 3,258
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	100,000
Investments, current value	$ 573
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 10
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,800,000
Investments, current value	$ (40,369)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 11
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	900,000
Investments, current value	$ 20,185
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 12
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	900,000
Investments, current value	$ (20,185)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 13
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	3,700,000
Investments, current value	$ 83,782
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 14
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	3,700,000
Investments, current value	$ (83,782)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 15
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,500,000
Investments, current value	$ 33,966
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 16
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,500,000
Investments, current value	$ (33,966)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 17
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	2,300,000
Investments, current value	$ 52,081
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 18
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	2,300,000
Investments, current value	$ (52,081)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 19
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	700,000
Investments, current value	$ 15,851
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	100,000
Investments, current value	$ (573)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 20
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	700,000
Investments, current value	$ (15,851)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 21
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	700,000
Investments, current value	$ 15,851
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 22
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	700,000
Investments, current value	$ (15,851)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 23
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,600,000
Investments, current value	$ 36,230
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 24
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,600,000
Investments, current value	$ (36,230)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 25
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,300,000
Investments, current value	$ 29,437
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 26
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,300,000
Investments, current value	$ (29,437)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 27
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,600,000
Investments, current value	$ 36,230
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 28
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,600,000
Investments, current value	$ (36,230)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 29
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	3,800,000
Investments, current value	$ 86,046
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	200,000
Investments, current value	$ 1,147
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 30
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	3,800,000
Investments, current value	$ (86,046)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 31
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,600,000
Investments, current value	$ 36,230
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 32
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,600,000
Investments, current value	$ (36,230)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 33
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	3,000,000
Investments, current value	$ 67,931
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 34
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	3,000,000
Investments, current value	$ (67,931)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 35
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	2,400,000
Investments, current value	$ 54,345
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 36
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	2,400,000
Investments, current value	$ (54,345)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 37
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,100,000
Investments, current value	$ 24,908
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 38
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,100,000
Investments, current value	$ (24,908)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 39
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	2,300,000
Investments, current value	$ 52,081
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	200,000
Investments, current value	$ (1,147)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 40
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	2,300,000
Investments, current value	$ (52,081)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 41
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	700,000
Investments, current value	$ 15,851
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 42
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	700,000
Investments, current value	$ (15,851)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 43
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,100,000
Investments, current value	$ 24,908
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 44
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,100,000
Investments, current value	$ (24,908)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 45
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	700,000
Investments, current value	$ 15,851
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 46
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	700,000
Investments, current value	$ (15,851)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 47
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	700,000
Investments, current value	$ 15,851
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 48
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	700,000
Investments, current value	$ (15,851)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 49
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	700,000
Investments, current value	$ 15,851
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	900,000
Investments, current value	$ 20,185
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 50
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	700,000
Investments, current value	$ (15,851)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 51
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	700,000
Investments, current value	$ 15,851
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 52
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	700,000
Investments, current value	$ (15,851)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 53
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,200,000
Investments, current value	$ 27,172
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 54
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,200,000
Investments, current value	$ (27,172)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 55
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	600,000
Investments, current value	$ 13,586
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 56
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	600,000
Investments, current value	$ (13,586)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 57
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,600,000
Investments, current value	$ 36,230
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 58
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,600,000
Investments, current value	$ (36,230)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 59
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,600,000
Investments, current value	$ 36,230
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	900,000
Investments, current value	$ (20,185)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 60
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,600,000
Investments, current value	$ (36,230)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 61
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	900,000
Investments, current value	$ 20,379
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 62
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	900,000
Investments, current value	$ (20,379)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 63
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,600,000
Investments, current value	$ 36,230
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 64
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,600,000
Investments, current value	$ (36,230)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 65
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,200,000
Investments, current value	$ 27,172
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 66
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,200,000
Investments, current value	$ (27,172)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 67
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,600,000
Investments, current value	$ 36,230
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 68
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,600,000
Investments, current value	$ (36,230)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 69
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,200,000
Investments, current value	$ 27,172
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 7
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	3,700,000
Investments, current value	$ 82,981
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 70
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,200,000
Investments, current value	$ (27,172)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 71
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	2,200,000
Investments, current value	$ 49,816
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 72
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	2,200,000
Investments, current value	$ (49,816)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 73
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	800,000
Investments, current value	$ 18,115
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 74
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	800,000
Investments, current value	$ (18,115)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 75
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	800,000
Investments, current value	$ 18,115
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 76
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	800,000
Investments, current value	$ (18,115)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 77
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	800,000
Investments, current value	$ 18,115
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 78
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	800,000
Investments, current value	$ (18,115)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 79
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	4,800,000
Investments, current value	$ 108,690
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 8
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	3,700,000
Investments, current value	$ (82,981)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 80
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	4,800,000
Investments, current value	$ (108,690)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 81
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,600,000
Investments, current value	$ 36,230
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 82
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,600,000
Investments, current value	$ (36,230)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 83
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	200,000
Investments, current value	$ 4,529
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 84
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	200,000
Investments, current value	$ (4,529)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 85
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	800,000
Investments, current value	$ 18,115
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 86
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	800,000
Investments, current value	$ (18,115)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 87
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	800,000
Investments, current value	$ 18,115
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 88
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	800,000
Investments, current value	$ (18,115)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 89
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	800,000
Investments, current value	$ 17,942
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 9
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,800,000
Investments, current value	$ 40,369
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 90
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,700,000
Investments, current value	$ 38,127
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | CREDIT INDEX SWAP 91
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	2,500,000
Investments, current value	$ 56,068
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | EURO-BOBL FUTURE BOND 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	10,351
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | EURO-BOBL FUTURE BOND 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	(10,351)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | EURO-BUXL 30Y BND BOND 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	32,449
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | EURO-BUXL 30Y BND BOND 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	(32,449)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | EURO-OAT FUTURE BOND 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	175,706
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | EURO-OAT FUTURE BOND 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ (175,706)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 1
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / $	30.17
Investments, current value	$ 2,449
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 10
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / $	30.53
Investments, current value	$ 1,205
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 11
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / $	30.63
Investments, current value	$ 1,692
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 12
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / $	31.35
Investments, current value	$ 25
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 13
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / $	31.06
Investments, current value	$ 775
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 14
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / $	31.12
Investments, current value	$ 704
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 15
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / $	31.45
Investments, current value	$ 31
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 16
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / $	31.44
Investments, current value	$ 1
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 17
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / $	31.65
Investments, current value	$ 255
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 18
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / $	31.67
Investments, current value	$ 590
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 19
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / zł	3.66
Investments, current value	$ 3,232
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 2
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / $	30.27
Investments, current value	$ 3,349
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 20
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / zł	3.68
Investments, current value	$ 3,607
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 21
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / zł	3.65
Investments, current value	$ 2,680
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 22
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / zł	3.64
Investments, current value	$ 2,912
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 23
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / zł	3.60
Investments, current value	$ 118
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 24
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / $	18.55
Investments, current value	$ 11,956
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 25
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / $	18.49
Investments, current value	$ 5,866
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 26
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / $	18.56
Investments, current value	$ 848
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 27
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / $	18.52
Investments, current value	$ 4,687
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 28
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / $	18.41
Investments, current value	$ 581
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 29
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / $	18.43
Investments, current value	$ 4,457
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 3
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / $	30.29
Investments, current value	$ 1,643
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 30
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / ₨	89.11
Investments, current value	$ 535
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 31
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / ₨	90.31
Investments, current value	$ 48
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 32
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / ₨	90.34
Investments, current value	$ 494
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 33
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / ₨	90.55
Investments, current value	$ 85
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 34
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / ₨	90.82
Investments, current value	$ 160
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 35
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / ₨	90.33
Investments, current value	$ 54
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 36
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / ₨	90.14
Investments, current value	$ 13
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 37
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / ฿	32.33
Investments, current value	$ 1
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 38
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / ฿	31.84
Investments, current value	$ 243
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 39
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / R	17.42
Investments, current value	$ 1,335
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 4
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / $	30.39
Investments, current value	$ 3,094
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 40
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / R	17.39
Investments, current value	$ 1,259
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 41
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / R	17.32
Investments, current value	$ 661
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 42
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / R	17.24
Investments, current value	$ 542
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 43
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / R	17.20
Investments, current value	$ 679
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 44
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / R	16.81
Investments, current value	$ 1,415
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 45
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / R	16.73
Investments, current value	$ 895
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 46
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / £	0.76
Investments, current value	$ 9,773
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 47
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / ¥	155.49
Investments, current value	$ 25,468
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 48
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / ¥	155.64
Investments, current value	$ 30,373
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 49
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / ¥	155.76
Investments, current value	$ 1,134
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 5
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / $	30.38
Investments, current value	$ 1,514
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 50
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / ¥	155.92
Investments, current value	$ 966
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 51
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / ¥	155.44
Investments, current value	$ 531
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 52
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / ¥	155.70
Investments, current value	$ 0
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 53
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / ¥	155.12
Investments, current value	$ 608
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 54
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / ¥	155.96
Investments, current value	$ 49
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 55
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / ¥	156.57
Investments, current value	$ 10
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 56
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / SFr	0.80
Investments, current value	$ 912
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 57
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / SFr	0.79
Investments, current value	$ 80
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 58
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / R$	5.50
Investments, current value	$ 62
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 59
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / Rp	16,722
Investments, current value	$ 31
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 6
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / $	30.30
Investments, current value	$ 4,672
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 60
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / Rp	16,726.9
Investments, current value	$ 22
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 61
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / ¥	7.05
Investments, current value	$ 553
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 62
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / ¥	7.04
Investments, current value	$ 364
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 63
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / ¥	7.03
Investments, current value	$ 147
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 64
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / ¥	7.02
Investments, current value	$ 106
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 65
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / ¥	6.99
Investments, current value	$ 8
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 66
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / ₩	1,468.95
Investments, current value	$ 1,565
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 67
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / ₩	1,467.89
Investments, current value	$ 1,594
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 68
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / ₩	1,469.53
Investments, current value	$ 923
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 69
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / ₩	1,431.13
Investments, current value	$ 454
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 7
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / $	30.34
Investments, current value	$ 1,872
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 70
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / $	1.73
Investments, current value	$ 698
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 71
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / $	1.72
Investments, current value	$ 420
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 72
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / ₪	3.21
Investments, current value	$ 185
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 73
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / ₪	3.19
Investments, current value	$ 57
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 74
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / ₪	3.17
Investments, current value	$ 156
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 8
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / $	30.50
Investments, current value	$ 5,319
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | FORWARD CURRENCY CONTRACTS 9
EBP, Schedule of Asset Held for Investment [Line Items]
Forward exchange rate | $ / $	30.47
Investments, current value	$ 2,845
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INFLATION SWAP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,000,000
Investments, current value	$ 238,144
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INFLATION SWAP 10
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	2,000,000
Investments, current value	$ (460,117)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INFLATION SWAP 11
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	800,000
Investments, current value	$ 183,808
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INFLATION SWAP 12
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	800,000
Investments, current value	$ (183,808)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INFLATION SWAP 13
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,600,000
Investments, current value	$ 310,091
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INFLATION SWAP 14
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,600,000
Investments, current value	$ (310,091)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INFLATION SWAP 15
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	500,000
Investments, current value	$ 93,869
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INFLATION SWAP 16
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	500,000
Investments, current value	$ (93,869)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INFLATION SWAP 17
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,000,000
Investments, current value	$ 147,233
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INFLATION SWAP 18
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,000,000
Investments, current value	$ (147,233)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INFLATION SWAP 19
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	700,000
Investments, current value	$ 51,289
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INFLATION SWAP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,000,000
Investments, current value	$ (238,144)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INFLATION SWAP 20
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	700,000
Investments, current value	$ (51,289)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INFLATION SWAP 21
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	200,000
Investments, current value	$ 21,345
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INFLATION SWAP 22
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	200,000
Investments, current value	$ (21,345)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INFLATION SWAP 23
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	100,000
Investments, current value	$ 10,116
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INFLATION SWAP 24
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	100,000
Investments, current value	$ (10,116)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INFLATION SWAP 25
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	100,000
Investments, current value	$ 10,672
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INFLATION SWAP 26
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	100,000
Investments, current value	$ (10,672)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INFLATION SWAP 27
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	300,000
Investments, current value	$ 30,347
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INFLATION SWAP 28
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	300,000
Investments, current value	$ (30,347)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INFLATION SWAP 29
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	200,000
Investments, current value	$ 17,057
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INFLATION SWAP 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	900,000
Investments, current value	$ 214,329
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INFLATION SWAP 30
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	200,000
Investments, current value	$ (17,057)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INFLATION SWAP 31
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	700,000
Investments, current value	$ 10,768
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INFLATION SWAP 32
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	700,000
Investments, current value	$ (10,768)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INFLATION SWAP 33
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	800,000
Investments, current value	$ 12,306
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INFLATION SWAP 34
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	800,000
Investments, current value	$ (12,306)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INFLATION SWAP 35
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	600,000
Investments, current value	$ 9,229
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INFLATION SWAP 36
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	600,000
Investments, current value	$ (9,229)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INFLATION SWAP 37
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,100,000
Investments, current value	$ 16,698
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INFLATION SWAP 38
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,100,000
Investments, current value	$ (16,698)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INFLATION SWAP 39
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	300,000
Investments, current value	$ 4,557
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INFLATION SWAP 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	900,000
Investments, current value	$ (214,329)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INFLATION SWAP 40
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	300,000
Investments, current value	$ (4,557)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INFLATION SWAP 41
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	6,700,000
Investments, current value	$ 81,175
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INFLATION SWAP 42
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	6,700,000
Investments, current value	$ (81,175)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INFLATION SWAP 5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	2,000,000
Investments, current value	$ 480,496
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INFLATION SWAP 6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	2,000,000
Investments, current value	$ (480,496)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INFLATION SWAP 7
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	2,400,000
Investments, current value	$ 574,054
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INFLATION SWAP 8
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	2,400,000
Investments, current value	$ (574,054)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INFLATION SWAP 9
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	2,000,000
Investments, current value	$ 460,117
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INTEREST RATE SWAP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,300,000
Investments, current value	$ 855,700
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INTEREST RATE SWAP 10
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	4,900,000
Investments, current value	$ (73,820)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INTEREST RATE SWAP 11
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	750,000
Investments, current value	$ 44,660
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INTEREST RATE SWAP 12
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	750,000
Investments, current value	$ (44,660)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INTEREST RATE SWAP 13
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	760,000
Investments, current value	$ 45,255
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INTEREST RATE SWAP 14
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	760,000
Investments, current value	$ (45,255)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INTEREST RATE SWAP 15
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	649,000
Investments, current value	$ 38,646
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INTEREST RATE SWAP 16
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	649,000
Investments, current value	$ (38,646)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INTEREST RATE SWAP 17
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,000
Investments, current value	$ 60
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INTEREST RATE SWAP 18
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,000
Investments, current value	$ (60)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INTEREST RATE SWAP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,300,000
Investments, current value	$ (855,700)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INTEREST RATE SWAP 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,200,000
Investments, current value	$ 791,167
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INTEREST RATE SWAP 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,200,000
Investments, current value	$ (791,167)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INTEREST RATE SWAP 5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,490,000
Investments, current value	$ 980,319
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INTEREST RATE SWAP 6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,490,000
Investments, current value	$ (980,319)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INTEREST RATE SWAP 7
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	810,000
Investments, current value	$ 532,925
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INTEREST RATE SWAP 8
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	810,000
Investments, current value	$ (532,925)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | INTEREST RATE SWAP 9
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	4,900,000
Investments, current value	$ 73,820
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | JPN 10Y BOND(OSE) BOND 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	16,884
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | JPN 10Y BOND(OSE) BOND 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ (16,884)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	5,000,000
Investments, current value	$ 2,538,901
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 10
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,250,000
Investments, current value	$ (14,936)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 100
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,982,800
Investments, current value	$ (8,847)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 101
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,671,300
Investments, current value	$ 7,457
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 102
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,671,300
Investments, current value	$ (7,457)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 103
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,300,000
Investments, current value	$ 5,801
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 104
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,300,000
Investments, current value	$ (5,801)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 105
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,300,000
Investments, current value	$ 5,801
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 106
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,300,000
Investments, current value	$ (5,801)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 107
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,300,000
Investments, current value	$ 5,801
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 108
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,300,000
Investments, current value	$ (5,801)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 109
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	100,000
Investments, current value	$ 1,084
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 11
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	6,700,000
Investments, current value	$ 1,941,720
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 110
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	100,000
Investments, current value	$ (1,084)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 111
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	100,000
Investments, current value	$ 612
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 112
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	100,000
Investments, current value	$ (612)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 113
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,100,000
Investments, current value	$ 31,894
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 114
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,100,000
Investments, current value	$ (31,894)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 115
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,600,000
Investments, current value	$ 1,907
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 116
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,600,000
Investments, current value	$ (1,907)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 117
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	100,000
Investments, current value	$ 494
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 118
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	100,000
Investments, current value	$ (494)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 119
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	2,000,000
Investments, current value	$ 2,384
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 12
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	6,700,000
Investments, current value	$ (1,941,720)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 120
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	2,000,000
Investments, current value	$ (2,384)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 121
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,015,500
Investments, current value	$ 18,658
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 122
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,015,500
Investments, current value	$ (18,658)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 123
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,607,700
Investments, current value	$ 1,916
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 124
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,607,700
Investments, current value	$ (1,916)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 125
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	111,000
Investments, current value	$ 548
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 126
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	111,000
Investments, current value	$ (548)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 127
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,300,000
Investments, current value	$ 1,550
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 128
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,300,000
Investments, current value	$ (1,550)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 129
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,364,000
Investments, current value	$ 1,626
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 13
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	13,770,000
Investments, current value	$ 1,446,261
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 130
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,364,000
Investments, current value	$ (1,626)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 131
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,600,000
Investments, current value	$ 1,907
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 132
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,600,000
Investments, current value	$ (1,907)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 133
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	2,516,000
Investments, current value	$ 2,999
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 134
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	2,516,000
Investments, current value	$ (2,999)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 135
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	3,213,600
Investments, current value	$ 3,831
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 136
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	3,213,600
Investments, current value	$ (3,831)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 137
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	255,000,000
Investments, current value	$ 62,282
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 138
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	278,000,000
Investments, current value	$ 108,453
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 139
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	7,200,000
Investments, current value	$ 37,331
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 14
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	13,770,000
Investments, current value	$ (1,446,261)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 140
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	6,120,000
Investments, current value	$ 807
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 141
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	23,000,000
Investments, current value	$ 2,091
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 15
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	8,470,000
Investments, current value	$ 3,037,117
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 16
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	8,470,000
Investments, current value	$ (3,037,117)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 17
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	9,700,000
Investments, current value	$ 3,527,396
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 18
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	9,700,000
Investments, current value	$ (3,527,396)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 19
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	2,200,000
Investments, current value	$ 250,228
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	5,000,000
Investments, current value	$ (2,538,901)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 20
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	2,200,000
Investments, current value	$ (250,228)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 21
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	200,000
Investments, current value	$ 22,748
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 22
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	200,000
Investments, current value	$ (22,748)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 23
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	300,000
Investments, current value	$ 34,122
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 24
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	300,000
Investments, current value	$ (34,122)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 25
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	400,000
Investments, current value	$ 45,496
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 26
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	400,000
Investments, current value	$ (45,496)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 27
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	200,000
Investments, current value	$ 22,748
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 28
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	200,000
Investments, current value	$ (22,748)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 29
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	500,000
Investments, current value	$ 56,870
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	4,100,000
Investments, current value	$ 1,506,623
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 30
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	500,000
Investments, current value	$ (56,870)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 31
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	400,000
Investments, current value	$ 45,496
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 32
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	400,000
Investments, current value	$ (45,496)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 33
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	200,000
Investments, current value	$ 22,748
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 34
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	200,000
Investments, current value	$ (22,748)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 35
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	300,000
Investments, current value	$ 34,122
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 36
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	300,000
Investments, current value	$ (34,122)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 37
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	600,000
Investments, current value	$ 68,244
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 38
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	600,000
Investments, current value	$ (68,244)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 39
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	300,000
Investments, current value	$ 34,122
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	4,100,000
Investments, current value	$ (1,506,623)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 40
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	300,000
Investments, current value	$ (34,122)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 41
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	300,000
Investments, current value	$ 34,122
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 42
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	300,000
Investments, current value	$ (34,122)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 43
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,580,000
Investments, current value	$ 180,150
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 44
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,580,000
Investments, current value	$ (180,150)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 45
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	400,000
Investments, current value	$ 4,334
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 46
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	400,000
Investments, current value	$ (4,334)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 47
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	500,000
Investments, current value	$ 3,058
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 48
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	500,000
Investments, current value	$ (3,058)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 49
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	400,000
Investments, current value	$ 1,975
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	4,100,000
Investments, current value	$ 1,520,387
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 50
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	400,000
Investments, current value	$ (1,975)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 51
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	350,000
Investments, current value	$ 1,728
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 52
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	350,000
Investments, current value	$ (1,728)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 53
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	3,400,000
Investments, current value	$ 744,677
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 54
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	3,400,000
Investments, current value	$ (744,677)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 55
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	100,000
Investments, current value	$ 21,902
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 56
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	100,000
Investments, current value	$ (21,902)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 57
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,330,000
Investments, current value	$ 291,300
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 58
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,330,000
Investments, current value	$ (291,300)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 59
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,070,000
Investments, current value	$ 234,354
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	4,100,000
Investments, current value	$ (1,520,387)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 60
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,070,000
Investments, current value	$ (234,354)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 61
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,930,000
Investments, current value	$ 694,867
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 62
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,930,000
Investments, current value	$ (694,867)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 63
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,100,000
Investments, current value	$ 125,114
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 64
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,100,000
Investments, current value	$ (125,114)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 65
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,000,000
Investments, current value	$ 113,740
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 66
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,000,000
Investments, current value	$ (113,740)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 67
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	4,700,000
Investments, current value	$ 736,672
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 68
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	4,700,000
Investments, current value	$ (736,672)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 69
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,800,000
Investments, current value	$ 59,933
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 7
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	400,000
Investments, current value	$ 157,424
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 70
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,800,000
Investments, current value	$ (59,933)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 71
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	4,150,000
Investments, current value	$ 138,179
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 72
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	4,150,000
Investments, current value	$ (138,179)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 73
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	750,000
Investments, current value	$ 4,752
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 74
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	750,000
Investments, current value	$ (4,752)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 75
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	750,000
Investments, current value	$ 4,752
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 76
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	750,000
Investments, current value	$ (4,752)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 77
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,700,000
Investments, current value	$ 10,771
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 78
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,700,000
Investments, current value	$ (10,771)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 79
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	400,000
Investments, current value	$ 2,534
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 8
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	400,000
Investments, current value	$ (157,424)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 80
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	400,000
Investments, current value	$ (2,534)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 81
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	400,000
Investments, current value	$ 2,534
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 82
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	400,000
Investments, current value	$ (2,534)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 83
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	400,000
Investments, current value	$ 2,534
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 84
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	400,000
Investments, current value	$ (2,534)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 85
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	400,000
Investments, current value	$ 2,534
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 86
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	400,000
Investments, current value	$ (2,534)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 87
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	3,050,000
Investments, current value	$ 19,325
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 88
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	3,050,000
Investments, current value	$ (19,325)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 89
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	3,050,000
Investments, current value	$ 19,325
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 9
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,250,000
Investments, current value	$ 14,936
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 90
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	3,050,000
Investments, current value	$ (19,325)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 91
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	3,050,000
Investments, current value	$ 19,325
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 92
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	3,050,000
Investments, current value	$ (19,325)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 93
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	3,050,000
Investments, current value	$ 19,325
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 94
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	3,050,000
Investments, current value	$ (19,325)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 95
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	2,000,000
Investments, current value	$ 8,924
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 96
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	2,000,000
Investments, current value	$ (8,924)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 97
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,980,100
Investments, current value	$ 8,835
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 98
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,980,100
Investments, current value	$ (8,835)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | OVERNIGHT INDEX SWAP 99
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,982,800
Investments, current value	$ 8,847
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | PURCHASED OPTIONS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	800,000
Investments, current value	$ (24,436)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | SPOT CURRENCY CONTRACTS 1
EBP, Schedule of Asset Held for Investment [Line Items]
Spot exchange rate | $ / R	16.62
Investments, current value	$ 129
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | SPOT CURRENCY CONTRACTS 2
EBP, Schedule of Asset Held for Investment [Line Items]
Spot exchange rate | $ / R	16.57
Investments, current value	$ 2
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | SPOT CURRENCY CONTRACTS 3
EBP, Schedule of Asset Held for Investment [Line Items]
Spot exchange rate | $ / R	16.60
Investments, current value	$ 18
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | SPOT CURRENCY CONTRACTS 4
EBP, Schedule of Asset Held for Investment [Line Items]
Spot exchange rate | $ / R	16.55
Investments, current value	$ 121
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | SPOT CURRENCY CONTRACTS 5
EBP, Schedule of Asset Held for Investment [Line Items]
Spot exchange rate | $ / £	0.74
Investments, current value	$ 221
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | SPOT CURRENCY CONTRACTS 6
EBP, Schedule of Asset Held for Investment [Line Items]
Spot exchange rate | $ / $	1.73
Investments, current value	$ 72
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | SPOT CURRENCY CONTRACTS 7
EBP, Schedule of Asset Held for Investment [Line Items]
Spot exchange rate | $ / ₪	3.18
Investments, current value	$ 162
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | US 10YR NOTE (CBT) BOND 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	270,450
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | US 10YR NOTE (CBT) BOND 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	(270,450)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | US 10YR ULTRA FUT BOND 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	9,761
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | US 10YR ULTRA FUT BOND 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	(9,761)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | US LONG BOND(CBT) BOND 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	4,739
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | US LONG BOND(CBT) BOND 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	(4,739)
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | US LONG BOND(CBT) BOND 3
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	24,287
Investment, Identifier [Axis]: DERIVATIVES RECEIVABLE | US LONG BOND(CBT) BOND 4
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ (24,287)
Investment, Identifier [Axis]: EQUITY SECURITIES | 10X GENOMICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	116,363
Investments, current value	$ 1,897,864
Investment, Identifier [Axis]: EQUITY SECURITIES | A10 NETWORKS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	16,056
Investments, current value	$ 284,031
Investment, Identifier [Axis]: EQUITY SECURITIES | ABERCROMBIE & FITCH CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	8,464
Investments, current value	$ 1,065,364
Investment, Identifier [Axis]: EQUITY SECURITIES | ABM INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	79,207
Investments, current value	$ 3,350,456
Investment, Identifier [Axis]: EQUITY SECURITIES | ACADIA PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	57,889
Investments, current value	$ 1,546,215
Investment, Identifier [Axis]: EQUITY SECURITIES | ACADIAN ASSET MANAGEMENT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	133,509
Investments, current value	$ 6,274,923
Investment, Identifier [Axis]: EQUITY SECURITIES | ACCELERANT HOLDINGS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	58,439
Investments, current value	$ 955,478
Investment, Identifier [Axis]: EQUITY SECURITIES | ACCENTURE PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	15,058
Investments, current value	$ 4,040,061
Investment, Identifier [Axis]: EQUITY SECURITIES | ACM RESEARCH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	16,783
Investments, current value	$ 662,089
Investment, Identifier [Axis]: EQUITY SECURITIES | ACV AUCTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	633,340
Investments, current value	$ 5,079,387
Investment, Identifier [Axis]: EQUITY SECURITIES | ADAMAS TRUST INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	70,345
Investments, current value	$ 513,519
Investment, Identifier [Axis]: EQUITY SECURITIES | ADAPTIVE BIOTECHNOLOGIES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	229,556
Investments, current value	$ 3,727,989
Investment, Identifier [Axis]: EQUITY SECURITIES | ADDUS HOMECARE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	3,379
Investments, current value	$ 362,871
Investment, Identifier [Axis]: EQUITY SECURITIES | ADEIA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	27,969
Investments, current value	$ 482,465
Investment, Identifier [Axis]: EQUITY SECURITIES | ADIENT PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	89,833
Investments, current value	$ 1,722,099
Investment, Identifier [Axis]: EQUITY SECURITIES | ADTALEM GLOBAL EDUCATION INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	22,548
Investments, current value	$ 2,333,042
Investment, Identifier [Axis]: EQUITY SECURITIES | ADTRAN HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	97,467
Investments, current value	$ 846,988
Investment, Identifier [Axis]: EQUITY SECURITIES | ADVANCED MICRO DEVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	53,726
Investments, current value	$ 11,505,960
Investment, Identifier [Axis]: EQUITY SECURITIES | AEHR TEST SYSTEMS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	17,303
Investments, current value	$ 349,348
Investment, Identifier [Axis]: EQUITY SECURITIES | AEROVIRONMENT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	8,871
Investments, current value	$ 2,145,806
Investment, Identifier [Axis]: EQUITY SECURITIES | AGCO CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	60,717
Investments, current value	$ 6,333,997
Investment, Identifier [Axis]: EQUITY SECURITIES | AGILYSYS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	19,163
Investments, current value	$ 2,277,331
Investment, Identifier [Axis]: EQUITY SECURITIES | AKZO NOBEL NV
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	209,057
Investments, current value	$ 14,535,198
Investment, Identifier [Axis]: EQUITY SECURITIES | ALEXANDER & BALDWIN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	154,274
Investments, current value	$ 3,184,215
Investment, Identifier [Axis]: EQUITY SECURITIES | ALKERMES PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	44,564
Investments, current value	$ 1,246,901
Investment, Identifier [Axis]: EQUITY SECURITIES | ALLIANT ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	28,550
Investments, current value	$ 1,856,036
Investment, Identifier [Axis]: EQUITY SECURITIES | ALLIENT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	25,186
Investments, current value	$ 1,353,748
Investment, Identifier [Axis]: EQUITY SECURITIES | ALLSTATE CORP/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	59,648
Investments, current value	$ 12,415,731
Investment, Identifier [Axis]: EQUITY SECURITIES | ALPHA & OMEGA SEMICONDUCTOR LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	11,696
Investments, current value	$ 231,698
Investment, Identifier [Axis]: EQUITY SECURITIES | ALPHA METALLURGICAL RESOURCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	4,679
Investments, current value	$ 935,239
Investment, Identifier [Axis]: EQUITY SECURITIES | ALPHABET INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	683,179
Investments, current value	$ 214,381,571
Investment, Identifier [Axis]: EQUITY SECURITIES | ALSTOM SA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	830,418
Investments, current value	$ 24,547,909
Investment, Identifier [Axis]: EQUITY SECURITIES | ALTICE FRANCE LUX 3 / ALTICE HOLDINGS 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	44,308
Investments, current value	$ 598,432
Investment, Identifier [Axis]: EQUITY SECURITIES | ALUMIS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	38,675
Investments, current value	$ 377,468
Investment, Identifier [Axis]: EQUITY SECURITIES | AMAZON.COM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	688,221
Investments, current value	$ 158,855,171
Investment, Identifier [Axis]: EQUITY SECURITIES | AMBARELLA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	10,971
Investments, current value	$ 777,186
Investment, Identifier [Axis]: EQUITY SECURITIES | AMC ENTERTAINMENT HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	187,807
Investments, current value	$ 292,979
Investment, Identifier [Axis]: EQUITY SECURITIES | AMC NETWORKS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	8,440
Investments, current value	$ 80,349
Investment, Identifier [Axis]: EQUITY SECURITIES | AMERANT BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	11,075
Investments, current value	$ 216,073
Investment, Identifier [Axis]: EQUITY SECURITIES | AMEREN CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	126,237
Investments, current value	$ 12,606,027
Investment, Identifier [Axis]: EQUITY SECURITIES | AMERICAN ASSETS TRUST INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	14,001
Investments, current value	$ 265,039
Investment, Identifier [Axis]: EQUITY SECURITIES | AMERICAN EAGLE OUTFITTERS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	81,129
Investments, current value	$ 2,139,372
Investment, Identifier [Axis]: EQUITY SECURITIES | AMERICAN EXPRESS CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	32,787
Investments, current value	$ 12,129,551
Investment, Identifier [Axis]: EQUITY SECURITIES | AMERICAN HEALTHCARE REIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	6,270
Investments, current value	$ 295,066
Investment, Identifier [Axis]: EQUITY SECURITIES | AMERICAN INTERNATIONAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	106,236
Investments, current value	$ 9,088,490
Investment, Identifier [Axis]: EQUITY SECURITIES | AMERICAN PUBLIC EDUCATION INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	21,385
Investments, current value	$ 808,353
Investment, Identifier [Axis]: EQUITY SECURITIES | AMERICAN STATES WATER CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	6,855
Investments, current value	$ 496,850
Investment, Identifier [Axis]: EQUITY SECURITIES | AMERIS BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	136,628
Investments, current value	$ 10,147,361
Investment, Identifier [Axis]: EQUITY SECURITIES | AMICUS THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	177,420
Investments, current value	$ 2,526,461
Investment, Identifier [Axis]: EQUITY SECURITIES | AMNEAL PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	130,268
Investments, current value	$ 1,641,377
Investment, Identifier [Axis]: EQUITY SECURITIES | ANALOG DEVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	55,217
Investments, current value	$ 14,974,850
Investment, Identifier [Axis]: EQUITY SECURITIES | ANDERSONS INC/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	39,942
Investments, current value	$ 2,123,716
Investment, Identifier [Axis]: EQUITY SECURITIES | ANHEUSER-BUSCH INBEV SA/NV
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	155,437
Investments, current value	$ 10,022,159
Investment, Identifier [Axis]: EQUITY SECURITIES | ANI PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	23,995
Investments, current value	$ 1,894,165
Investment, Identifier [Axis]: EQUITY SECURITIES | API GROUP CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	134,812
Investments, current value	$ 5,157,907
Investment, Identifier [Axis]: EQUITY SECURITIES | APOGEE ENTERPRISES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	8,821
Investments, current value	$ 321,173
Investment, Identifier [Axis]: EQUITY SECURITIES | APOGEE THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	10,266
Investments, current value	$ 774,878
Investment, Identifier [Axis]: EQUITY SECURITIES | APOLLO COMMERCIAL REAL ESTATE FINANCE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	36,647
Investments, current value	$ 354,743
Investment, Identifier [Axis]: EQUITY SECURITIES | APPIAN CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	28,678
Investments, current value	$ 1,015,775
Investment, Identifier [Axis]: EQUITY SECURITIES | APPLE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	896,525
Investments, current value	$ 243,729,287
Investment, Identifier [Axis]: EQUITY SECURITIES | APPLIED DIGITAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	100,899
Investments, current value	$ 2,474,043
Investment, Identifier [Axis]: EQUITY SECURITIES | APPLIED INDUSTRIAL TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	13,915
Investments, current value	$ 3,572,955
Investment, Identifier [Axis]: EQUITY SECURITIES | APPLIED MATERIALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	32,695
Investments, current value	$ 8,402,288
Investment, Identifier [Axis]: EQUITY SECURITIES | ARCELORMITTAL SA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	62,732
Investments, current value	$ 2,879,979
Investment, Identifier [Axis]: EQUITY SECURITIES | ARCHER AVIATION INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	51,442
Investments, current value	$ 386,844
Investment, Identifier [Axis]: EQUITY SECURITIES | ARCOSA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	27,172
Investments, current value	$ 2,888,927
Investment, Identifier [Axis]: EQUITY SECURITIES | ARCUTIS BIOTHERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	317,843
Investments, current value	$ 9,230,161
Investment, Identifier [Axis]: EQUITY SECURITIES | ARGAN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	5,787
Investments, current value	$ 1,813,183
Investment, Identifier [Axis]: EQUITY SECURITIES | ARISTA NETWORKS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	199,580
Investments, current value	$ 26,150,967
Investment, Identifier [Axis]: EQUITY SECURITIES | ARLO TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	129,494
Investments, current value	$ 1,811,621
Investment, Identifier [Axis]: EQUITY SECURITIES | ARRIVENT BIOPHARMA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	18,398
Investments, current value	$ 370,168
Investment, Identifier [Axis]: EQUITY SECURITIES | ARROWHEAD PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	42,982
Investments, current value	$ 2,853,575
Investment, Identifier [Axis]: EQUITY SECURITIES | ARS PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	132,537
Investments, current value	$ 1,544,056
Investment, Identifier [Axis]: EQUITY SECURITIES | ASANA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	64,107
Investments, current value	$ 878,907
Investment, Identifier [Axis]: EQUITY SECURITIES | ASBURY AUTOMOTIVE GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	4,604
Investments, current value	$ 1,070,568
Investment, Identifier [Axis]: EQUITY SECURITIES | ASGN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	48,791
Investments, current value	$ 2,350,262
Investment, Identifier [Axis]: EQUITY SECURITIES | ASML HOLDING NV
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	24,474
Investments, current value	$ 26,183,754
Investment, Identifier [Axis]: EQUITY SECURITIES | ASSOCIATED BANC-CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	12,638
Investments, current value	$ 325,555
Investment, Identifier [Axis]: EQUITY SECURITIES | ASTRAZENECA PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	208,124
Investments, current value	$ 31,455,935
Investment, Identifier [Axis]: EQUITY SECURITIES | ATEA PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	353,574
Investments, current value	$ 1,262,259
Investment, Identifier [Axis]: EQUITY SECURITIES | ATKORE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	23,701
Investments, current value	$ 1,499,088
Investment, Identifier [Axis]: EQUITY SECURITIES | ATLANTIC UNION BANKSHARES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	35,250
Investments, current value	$ 1,244,325
Investment, Identifier [Axis]: EQUITY SECURITIES | ATMUS FILTRATION TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	32,835
Investments, current value	$ 1,704,465
Investment, Identifier [Axis]: EQUITY SECURITIES | ATRICURE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	47,578
Investments, current value	$ 1,882,186
Investment, Identifier [Axis]: EQUITY SECURITIES | AVALONBAY COMMUNITIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	66,975
Investments, current value	$ 12,143,237
Investment, Identifier [Axis]: EQUITY SECURITIES | AVANOS MEDICAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	29,476
Investments, current value	$ 331,015
Investment, Identifier [Axis]: EQUITY SECURITIES | AVEPOINT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	369,893
Investments, current value	$ 5,137,814
Investment, Identifier [Axis]: EQUITY SECURITIES | AVIENT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	86,410
Investments, current value	$ 2,699,449
Investment, Identifier [Axis]: EQUITY SECURITIES | AVISTA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	5,370
Investments, current value	$ 206,960
Investment, Identifier [Axis]: EQUITY SECURITIES | AXCELIS TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	3,728
Investments, current value	$ 299,508
Investment, Identifier [Axis]: EQUITY SECURITIES | AXIS CAPITAL HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	61,538
Investments, current value	$ 6,590,104
Investment, Identifier [Axis]: EQUITY SECURITIES | AXOGEN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	60,533
Investments, current value	$ 1,981,245
Investment, Identifier [Axis]: EQUITY SECURITIES | AXON ENTERPRISE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	36,619
Investments, current value	$ 20,797,029
Investment, Identifier [Axis]: EQUITY SECURITIES | AXOS FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	22,036
Investments, current value	$ 1,898,622
Investment, Identifier [Axis]: EQUITY SECURITIES | AXSOME THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	6,848
Investments, current value	$ 1,250,719
Investment, Identifier [Axis]: EQUITY SECURITIES | BALCHEM CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	18,325
Investments, current value	$ 2,810,322
Investment, Identifier [Axis]: EQUITY SECURITIES | BANC OF CALIFORNIA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	148,405
Investments, current value	$ 2,862,732
Investment, Identifier [Axis]: EQUITY SECURITIES | BANCO LATINOAMERICANO DE COMERCIO EXTERIOR SA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	17,458
Investments, current value	$ 778,627
Investment, Identifier [Axis]: EQUITY SECURITIES | BANK MANDIRI PERSERO TBK PT
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	5,129,900
Investments, current value	$ 1,568,965
Investment, Identifier [Axis]: EQUITY SECURITIES | BANK OF AMERICA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	429,218
Investments, current value	$ 23,606,990
Investment, Identifier [Axis]: EQUITY SECURITIES | BANK OF NT BUTTERFIELD & SON LTD/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	96,653
Investments, current value	$ 4,815,252
Investment, Identifier [Axis]: EQUITY SECURITIES | BANKUNITED INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	16,100
Investments, current value	$ 717,577
Investment, Identifier [Axis]: EQUITY SECURITIES | BARCLAYS PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	3,074,364
Investments, current value	$ 19,681,357
Investment, Identifier [Axis]: EQUITY SECURITIES | BARRICK MINING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	79,165
Investments, current value	$ 3,453,055
Investment, Identifier [Axis]: EQUITY SECURITIES | BAYCOM CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	2,555
Investments, current value	$ 75,117
Investment, Identifier [Axis]: EQUITY SECURITIES | BEACON FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	22,745
Investments, current value	$ 599,786
Investment, Identifier [Axis]: EQUITY SECURITIES | BEAM THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	29,933
Investments, current value	$ 829,743
Investment, Identifier [Axis]: EQUITY SECURITIES | BEAZER HOMES USA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	14,697
Investments, current value	$ 297,908
Investment, Identifier [Axis]: EQUITY SECURITIES | BECTON DICKINSON & CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	35,558
Investments, current value	$ 6,900,741
Investment, Identifier [Axis]: EQUITY SECURITIES | BELLRING BRANDS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	11,190
Investments, current value	$ 299,109
Investment, Identifier [Axis]: EQUITY SECURITIES | BERKELEY GROUP HOLDINGS PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	88,199
Investments, current value	$ 4,631,396
Investment, Identifier [Axis]: EQUITY SECURITIES | BETA BIONICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	28,524
Investments, current value	$ 869,126
Investment, Identifier [Axis]: EQUITY SECURITIES | BETA TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	38,652
Investments, current value	$ 1,090,373
Investment, Identifier [Axis]: EQUITY SECURITIES | BGC GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	226,381
Investments, current value	$ 2,021,582
Investment, Identifier [Axis]: EQUITY SECURITIES | BIGBEAR.AI HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	111,840
Investments, current value	$ 603,936
Investment, Identifier [Axis]: EQUITY SECURITIES | BIGLARI HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	2,752
Investments, current value	$ 914,847
Investment, Identifier [Axis]: EQUITY SECURITIES | BILLIONTOONE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	28,458
Investments, current value	$ 2,329,003
Investment, Identifier [Axis]: EQUITY SECURITIES | BIOCRYST PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	131,076
Investments, current value	$ 1,022,393
Investment, Identifier [Axis]: EQUITY SECURITIES | BIOHAVEN LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	149,197
Investments, current value	$ 1,684,434
Investment, Identifier [Axis]: EQUITY SECURITIES | BIT DIGITAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	696,190
Investments, current value	$ 1,315,799
Investment, Identifier [Axis]: EQUITY SECURITIES | BITDEER TECHNOLOGIES GROUP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	30,751
Investments, current value	$ 344,719
Investment, Identifier [Axis]: EQUITY SECURITIES | BLACK HILLS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	39,445
Investments, current value	$ 2,738,272
Investment, Identifier [Axis]: EQUITY SECURITIES | BLACK ROCK COFFEE BAR INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	70,561
Investments, current value	$ 1,569,982
Investment, Identifier [Axis]: EQUITY SECURITIES | BLACKLINE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	19,718
Investments, current value	$ 1,090,208
Investment, Identifier [Axis]: EQUITY SECURITIES | BLACKSKY TECHNOLOGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	6,258
Investments, current value	$ 117,338
Investment, Identifier [Axis]: EQUITY SECURITIES | BLOOM ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	47,170
Investments, current value	$ 4,098,601
Investment, Identifier [Axis]: EQUITY SECURITIES | BLUE BIRD CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	21,035
Investments, current value	$ 988,645
Investment, Identifier [Axis]: EQUITY SECURITIES | BLUELINX HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	4,776
Investments, current value	$ 293,390
Investment, Identifier [Axis]: EQUITY SECURITIES | BNP PARIBAS SA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	172,700
Investments, current value	$ 16,386,435
Investment, Identifier [Axis]: EQUITY SECURITIES | BOEING CO/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	50,484
Investments, current value	$ 10,961,086
Investment, Identifier [Axis]: EQUITY SECURITIES | BOISE CASCADE CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	9,946
Investments, current value	$ 732,026
Investment, Identifier [Axis]: EQUITY SECURITIES | BOOT BARN HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	22,180
Investments, current value	$ 3,914,105
Investment, Identifier [Axis]: EQUITY SECURITIES | BOX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	77,803
Investments, current value	$ 2,327,088
Investment, Identifier [Axis]: EQUITY SECURITIES | BP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	2,219,946
Investments, current value	$ 12,923,141
Investment, Identifier [Axis]: EQUITY SECURITIES | BRAZE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	21,439
Investments, current value	$ 735,143
Investment, Identifier [Axis]: EQUITY SECURITIES | BRIDGEBIO PHARMA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	58,680
Investments, current value	$ 4,488,433
Investment, Identifier [Axis]: EQUITY SECURITIES | BRIDGEWATER BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	27,191
Investments, current value	$ 476,658
Investment, Identifier [Axis]: EQUITY SECURITIES | BRIGHTSPIRE CAPITAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	130,582
Investments, current value	$ 731,259
Investment, Identifier [Axis]: EQUITY SECURITIES | BRIGHTSPRING HEALTH SERVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	29,090
Investments, current value	$ 1,089,421
Investment, Identifier [Axis]: EQUITY SECURITIES | BRINK'S CO/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	14,171
Investments, current value	$ 1,654,181
Investment, Identifier [Axis]: EQUITY SECURITIES | BRINKER INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	8,025
Investments, current value	$ 1,151,748
Investment, Identifier [Axis]: EQUITY SECURITIES | BRISTOW GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	10,451
Investments, current value	$ 382,716
Investment, Identifier [Axis]: EQUITY SECURITIES | BRITISH AMERICAN TOBACCO PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	121,483
Investments, current value	$ 6,885,706
Investment, Identifier [Axis]: EQUITY SECURITIES | BROADCOM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	396,731
Investments, current value	$ 137,308,599
Investment, Identifier [Axis]: EQUITY SECURITIES | BROADSTONE NET LEASE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	192,908
Investments, current value	$ 3,350,812
Investment, Identifier [Axis]: EQUITY SECURITIES | BUCKLE INC/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	25,178
Investments, current value	$ 1,345,009
Investment, Identifier [Axis]: EQUITY SECURITIES | BULLISH
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	27,440
Investments, current value	$ 1,039,153
Investment, Identifier [Axis]: EQUITY SECURITIES | BURFORD CAPITAL LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	112,210
Investments, current value	$ 1,000,913
Investment, Identifier [Axis]: EQUITY SECURITIES | BURKE & HERBERT FINANCIAL SERVICES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	3,147
Investments, current value	$ 196,090
Investment, Identifier [Axis]: EQUITY SECURITIES | BUSINESS FIRST BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	31,153
Investments, current value	$ 814,339
Investment, Identifier [Axis]: EQUITY SECURITIES | BUTTERFLY NETWORK INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	234,361
Investments, current value	$ 890,572
Investment, Identifier [Axis]: EQUITY SECURITIES | BYLINE BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	71,838
Investments, current value	$ 2,094,078
Investment, Identifier [Axis]: EQUITY SECURITIES | CACTUS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	65,799
Investments, current value	$ 3,005,698
Investment, Identifier [Axis]: EQUITY SECURITIES | CADENCE DESIGN SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	61,357
Investments, current value	$ 19,178,971
Investment, Identifier [Axis]: EQUITY SECURITIES | CAL-MAINE FOODS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	14,047
Investments, current value	$ 1,117,720
Investment, Identifier [Axis]: EQUITY SECURITIES | CALIFORNIA RESOURCES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	15,340
Investments, current value	$ 685,851
Investment, Identifier [Axis]: EQUITY SECURITIES | CANADIAN PACIFIC KANSAS CITY LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	158,966
Investments, current value	$ 11,718,778
Investment, Identifier [Axis]: EQUITY SECURITIES | CAPGEMINI SE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	69,280
Investments, current value	$ 11,574,299
Investment, Identifier [Axis]: EQUITY SECURITIES | CAPITAL CITY BANK GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	3,780
Investments, current value	$ 160,915
Investment, Identifier [Axis]: EQUITY SECURITIES | CAPITOL FEDERAL FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	23,129
Investments, current value	$ 157,508
Investment, Identifier [Axis]: EQUITY SECURITIES | CAPRI HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	101,790
Investments, current value	$ 2,483,676
Investment, Identifier [Axis]: EQUITY SECURITIES | CAPRICOR THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	57,299
Investments, current value	$ 1,653,649
Investment, Identifier [Axis]: EQUITY SECURITIES | CARETRUST REIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	68,109
Investments, current value	$ 2,462,821
Investment, Identifier [Axis]: EQUITY SECURITIES | CARGURUS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	63,202
Investments, current value	$ 2,423,797
Investment, Identifier [Axis]: EQUITY SECURITIES | CARNIVAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	486,217
Investments, current value	$ 14,849,067
Investment, Identifier [Axis]: EQUITY SECURITIES | CARS.COM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	16,757
Investments, current value	$ 204,435
Investment, Identifier [Axis]: EQUITY SECURITIES | CASELLA WASTE SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	32,362
Investments, current value	$ 3,169,534
Investment, Identifier [Axis]: EQUITY SECURITIES | CASTLE BIOSCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	21,154
Investments, current value	$ 822,891
Investment, Identifier [Axis]: EQUITY SECURITIES | CATALYST PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	69,313
Investments, current value	$ 1,617,765
Investment, Identifier [Axis]: EQUITY SECURITIES | CAVCO INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	2,829
Investments, current value	$ 1,671,203
Investment, Identifier [Axis]: EQUITY SECURITIES | CELCUITY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	10,309
Investments, current value	$ 1,028,220
Investment, Identifier [Axis]: EQUITY SECURITIES | CELLDEX THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	16,688
Investments, current value	$ 453,246
Investment, Identifier [Axis]: EQUITY SECURITIES | CENTERSPACE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	4,690
Investments, current value	$ 312,917
Investment, Identifier [Axis]: EQUITY SECURITIES | CENTRAL GARDEN & PET CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	15,133
Investments, current value	$ 441,732
Investment, Identifier [Axis]: EQUITY SECURITIES | CENTRAL PACIFIC FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	9,989
Investments, current value	$ 311,257
Investment, Identifier [Axis]: EQUITY SECURITIES | CENTRUS ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	4,140
Investments, current value	$ 1,005,026
Investment, Identifier [Axis]: EQUITY SECURITIES | CENTURY ALUMINUM CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	14,864
Investments, current value	$ 582,372
Investment, Identifier [Axis]: EQUITY SECURITIES | CENTURY COMMUNITIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	61,062
Investments, current value	$ 3,624,030
Investment, Identifier [Axis]: EQUITY SECURITIES | CERIBELL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	92,008
Investments, current value	$ 2,017,735
Investment, Identifier [Axis]: EQUITY SECURITIES | CF INDUSTRIES HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	79,894
Investments, current value	$ 6,179,002
Investment, Identifier [Axis]: EQUITY SECURITIES | CG ONCOLOGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	38,160
Investments, current value	$ 1,584,403
Investment, Identifier [Axis]: EQUITY SECURITIES | CHAMPION HOMES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	26,225
Investments, current value	$ 2,216,013
Investment, Identifier [Axis]: EQUITY SECURITIES | CHARLES SCHWAB CORP/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	246,237
Investments, current value	$ 24,601,539
Investment, Identifier [Axis]: EQUITY SECURITIES | CHATHAM LODGING TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	125,610
Investments, current value	$ 855,404
Investment, Identifier [Axis]: EQUITY SECURITIES | CHEFS' WAREHOUSE INC/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	136,291
Investments, current value	$ 8,495,018
Investment, Identifier [Axis]: EQUITY SECURITIES | CHEMOURS CO/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	40,138
Investments, current value	$ 473,227
Investment, Identifier [Axis]: EQUITY SECURITIES | CHESAPEAKE UTILITIES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	57,892
Investments, current value	$ 7,222,606
Investment, Identifier [Axis]: EQUITY SECURITIES | CHOICEONE FINANCIAL SERVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	6,615
Investments, current value	$ 195,275
Investment, Identifier [Axis]: EQUITY SECURITIES | CHORD ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	6,377
Investments, current value	$ 591,148
Investment, Identifier [Axis]: EQUITY SECURITIES | CHUBB LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	62,658
Investments, current value	$ 19,556,815
Investment, Identifier [Axis]: EQUITY SECURITIES | CHURCHILL DOWNS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	28,855
Investments, current value	$ 3,283,122
Investment, Identifier [Axis]: EQUITY SECURITIES | CIE DE SAINT-GOBAIN SA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	149,219
Investments, current value	$ 15,239,762
Investment, Identifier [Axis]: EQUITY SECURITIES | CIGNA GROUP/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	27,893
Investments, current value	$ 7,676,990
Investment, Identifier [Axis]: EQUITY SECURITIES | CIMPRESS PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	5,772
Investments, current value	$ 384,357
Investment, Identifier [Axis]: EQUITY SECURITIES | CIPHER MINING INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	240,933
Investments, current value	$ 3,556,171
Investment, Identifier [Axis]: EQUITY SECURITIES | CISCO SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	23,000
Investments, current value	$ 1,771,690
Investment, Identifier [Axis]: EQUITY SECURITIES | CITIGROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	131,203
Investments, current value	$ 15,310,078
Investment, Identifier [Axis]: EQUITY SECURITIES | CLEAN ENERGY FUELS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	366,284
Investments, current value	$ 769,196
Investment, Identifier [Axis]: EQUITY SECURITIES | CLEANSPARK INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	163,449
Investments, current value	$ 1,654,104
Investment, Identifier [Axis]: EQUITY SECURITIES | CLEARFIELD INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	57,577
Investments, current value	$ 1,678,370
Investment, Identifier [Axis]: EQUITY SECURITIES | CLEARWATER ANALYTICS HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	214,793
Investments, current value	$ 5,180,808
Investment, Identifier [Axis]: EQUITY SECURITIES | CLEARWAY ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	40,790
Investments, current value	$ 1,335,821
Investment, Identifier [Axis]: EQUITY SECURITIES | CNB FINANCIAL CORP/PA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	38,457
Investments, current value	$ 1,006,420
Investment, Identifier [Axis]: EQUITY SECURITIES | CNO FINANCIAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	46,870
Investments, current value	$ 1,990,569
Investment, Identifier [Axis]: EQUITY SECURITIES | CNX RESOURCES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	55,757
Investments, current value	$ 2,050,185
Investment, Identifier [Axis]: EQUITY SECURITIES | COCA-COLA CO/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	84,433
Investments, current value	$ 5,902,711
Investment, Identifier [Axis]: EQUITY SECURITIES | COEUR MINING INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	291,459
Investments, current value	$ 5,196,714
Investment, Identifier [Axis]: EQUITY SECURITIES | COGENT BIOSCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	48,718
Investments, current value	$ 1,730,463
Investment, Identifier [Axis]: EQUITY SECURITIES | COLGATE-PALMOLIVE CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	187,378
Investments, current value	$ 14,806,610
Investment, Identifier [Axis]: EQUITY SECURITIES | COMMERCIAL METALS CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	55,078
Investments, current value	$ 3,812,499
Investment, Identifier [Axis]: EQUITY SECURITIES | COMMSCOPE HOLDING CO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	95,077
Investments, current value	$ 1,723,746
Investment, Identifier [Axis]: EQUITY SECURITIES | COMMUNITY HEALTHCARE TRUST INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	10,493
Investments, current value	$ 172,295
Investment, Identifier [Axis]: EQUITY SECURITIES | COMMUNITY TRUST BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	12,107
Investments, current value	$ 684,046
Investment, Identifier [Axis]: EQUITY SECURITIES | COMMVAULT SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	9,742
Investments, current value	$ 1,221,257
Investment, Identifier [Axis]: EQUITY SECURITIES | CONCENTRA GROUP HOLDINGS PARENT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	153,760
Investments, current value	$ 3,025,997
Investment, Identifier [Axis]: EQUITY SECURITIES | CONCRETE PUMPING HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	260,647
Investments, current value	$ 1,748,941
Investment, Identifier [Axis]: EQUITY SECURITIES | CONNECTONE BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	66,686
Investments, current value	$ 1,748,507
Investment, Identifier [Axis]: EQUITY SECURITIES | CONOCOPHILLIPS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	213,894
Investments, current value	$ 20,022,617
Investment, Identifier [Axis]: EQUITY SECURITIES | CONSENSUS CLOUD SOLUTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	56,091
Investments, current value	$ 1,223,906
Investment, Identifier [Axis]: EQUITY SECURITIES | CONSOLIDATED WATER CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	70,929
Investments, current value	$ 2,503,084
Investment, Identifier [Axis]: EQUITY SECURITIES | CONSTELLIUM SE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	206,471
Investments, current value	$ 3,891,978
Investment, Identifier [Axis]: EQUITY SECURITIES | CONSTRUCTION PARTNERS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	31,167
Investments, current value	$ 3,383,178
Investment, Identifier [Axis]: EQUITY SECURITIES | COPT DEFENSE PROPERTIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	102,451
Investments, current value	$ 2,848,138
Investment, Identifier [Axis]: EQUITY SECURITIES | CORCEPT THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	26,434
Investments, current value	$ 919,903
Investment, Identifier [Axis]: EQUITY SECURITIES | CORE NATURAL RESOURCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	4,852
Investments, current value	$ 429,451
Investment, Identifier [Axis]: EQUITY SECURITIES | CORE SCIENTIFIC INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	56,270
Investments, current value	$ 819,291
Investment, Identifier [Axis]: EQUITY SECURITIES | CORPAY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	24,341
Investments, current value	$ 7,324,937
Investment, Identifier [Axis]: EQUITY SECURITIES | COSTAMARE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	109,210
Investments, current value	$ 1,724,426
Investment, Identifier [Axis]: EQUITY SECURITIES | COUSINS PROPERTIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	167,967
Investments, current value	$ 4,330,189
Investment, Identifier [Axis]: EQUITY SECURITIES | CREDO TECHNOLOGY GROUP HOLDING LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	69,602
Investments, current value	$ 10,015,032
Investment, Identifier [Axis]: EQUITY SECURITIES | CRESCENT ENERGY CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	401,989
Investments, current value	$ 3,372,688
Investment, Identifier [Axis]: EQUITY SECURITIES | CRINETICS PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	103,131
Investments, current value	$ 4,800,748
Investment, Identifier [Axis]: EQUITY SECURITIES | CRISPR THERAPEUTICS AG
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	28,243
Investments, current value	$ 1,481,063
Investment, Identifier [Axis]: EQUITY SECURITIES | CRYOPORT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	63,015
Investments, current value	$ 604,944
Investment, Identifier [Axis]: EQUITY SECURITIES | CSX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	512,035
Investments, current value	$ 18,561,269
Investment, Identifier [Axis]: EQUITY SECURITIES | CULLINAN THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	41,549
Investments, current value	$ 430,032
Investment, Identifier [Axis]: EQUITY SECURITIES | CUMMINS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	12,988
Investments, current value	$ 6,629,725
Investment, Identifier [Axis]: EQUITY SECURITIES | CURBLINE PROPERTIES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	60,589
Investments, current value	$ 1,406,271
Investment, Identifier [Axis]: EQUITY SECURITIES | CUSHMAN & WAKEFIELD LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	15,450
Investments, current value	$ 250,136
Investment, Identifier [Axis]: EQUITY SECURITIES | CUSTOMERS BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	56,113
Investments, current value	$ 4,102,983
Investment, Identifier [Axis]: EQUITY SECURITIES | CVR ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	17,145
Investments, current value	$ 436,169
Investment, Identifier [Axis]: EQUITY SECURITIES | CVS HEALTH CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	173,085
Investments, current value	$ 13,736,026
Investment, Identifier [Axis]: EQUITY SECURITIES | CYTOKINETICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	34,201
Investments, current value	$ 2,173,132
Investment, Identifier [Axis]: EQUITY SECURITIES | D-WAVE QUANTUM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	122,266
Investments, current value	$ 3,197,256
Investment, Identifier [Axis]: EQUITY SECURITIES | DAIMLER TRUCK HOLDING AG
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	14,394
Investments, current value	$ 630,896
Investment, Identifier [Axis]: EQUITY SECURITIES | DANA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	49,960
Investments, current value	$ 1,187,050
Investment, Identifier [Axis]: EQUITY SECURITIES | DELEK US HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	25,413
Investments, current value	$ 753,750
Investment, Identifier [Axis]: EQUITY SECURITIES | DEUTSCHE BANK AG
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	174,514
Investments, current value	$ 6,786,158
Investment, Identifier [Axis]: EQUITY SECURITIES | DEUTSCHE TELEKOM AG
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	437,487
Investments, current value	$ 14,211,891
Investment, Identifier [Axis]: EQUITY SECURITIES | DIAGEO PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	514,206
Investments, current value	$ 11,090,332
Investment, Identifier [Axis]: EQUITY SECURITIES | DIAMONDROCK HOSPITALITY CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	123,142
Investments, current value	$ 1,103,352
Investment, Identifier [Axis]: EQUITY SECURITIES | DIEBOLD NIXDORF INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	19,545
Investments, current value	$ 1,326,910
Investment, Identifier [Axis]: EQUITY SECURITIES | DIGITAL TURBINE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	97,064
Investments, current value	$ 485,320
Investment, Identifier [Axis]: EQUITY SECURITIES | DIGITALBRIDGE GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	45,364
Investments, current value	$ 695,884
Investment, Identifier [Axis]: EQUITY SECURITIES | DIGITALOCEAN HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	32,036
Investments, current value	$ 1,541,572
Investment, Identifier [Axis]: EQUITY SECURITIES | DIME COMMUNITY BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	8,223
Investments, current value	$ 247,430
Investment, Identifier [Axis]: EQUITY SECURITIES | DIODES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	38,086
Investments, current value	$ 1,879,163
Investment, Identifier [Axis]: EQUITY SECURITIES | DNOW INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	209,311
Investments, current value	$ 2,773,371
Investment, Identifier [Axis]: EQUITY SECURITIES | DOLE PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	72,140
Investments, current value	$ 1,081,379
Investment, Identifier [Axis]: EQUITY SECURITIES | DONNELLEY FINANCIAL SOLUTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	26,938
Investments, current value	$ 1,257,735
Investment, Identifier [Axis]: EQUITY SECURITIES | DOORDASH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	132,731
Investments, current value	$ 30,060,917
Investment, Identifier [Axis]: EQUITY SECURITIES | DORMAN PRODUCTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	48,474
Investments, current value	$ 5,971,512
Investment, Identifier [Axis]: EQUITY SECURITIES | DXP ENTERPRISES INC/TX
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	4,512
Investments, current value	$ 495,372
Investment, Identifier [Axis]: EQUITY SECURITIES | DYCOM INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	19,260
Investments, current value	$ 6,507,954
Investment, Identifier [Axis]: EQUITY SECURITIES | DYNAVAX TECHNOLOGIES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	174,656
Investments, current value	$ 2,686,209
Investment, Identifier [Axis]: EQUITY SECURITIES | E.ON SE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	175,776
Investments, current value	$ 3,328,847
Investment, Identifier [Axis]: EQUITY SECURITIES | EASTERN BANKSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	519,767
Investments, current value	$ 9,579,305
Investment, Identifier [Axis]: EQUITY SECURITIES | ECHOSTAR CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	36,760
Investments, current value	$ 3,995,812
Investment, Identifier [Axis]: EQUITY SECURITIES | ECOVYST INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	12,332
Investments, current value	$ 119,990
Investment, Identifier [Axis]: EQUITY SECURITIES | EDGEWISE THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	26,696
Investments, current value	$ 662,461
Investment, Identifier [Axis]: EQUITY SECURITIES | ELDORADO GOLD CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	345,393
Investments, current value	$ 12,406,517
Investment, Identifier [Axis]: EQUITY SECURITIES | ELECTROLUX AB
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	751,842
Investments, current value	$ 5,201,597
Investment, Identifier [Axis]: EQUITY SECURITIES | ELEMENT SOLUTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	129,189
Investments, current value	$ 3,228,433
Investment, Identifier [Axis]: EQUITY SECURITIES | ELEVANCE HEALTH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	55,342
Investments, current value	$ 19,400,138
Investment, Identifier [Axis]: EQUITY SECURITIES | ELI LILLY & CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	93,802
Investments, current value	$ 100,807,133
Investment, Identifier [Axis]: EQUITY SECURITIES | ELLINGTON FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	58,252
Investments, current value	$ 791,062
Investment, Identifier [Axis]: EQUITY SECURITIES | EMBECTA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	30,186
Investments, current value	$ 358,610
Investment, Identifier [Axis]: EQUITY SECURITIES | ENACT HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	27,846
Investments, current value	$ 1,103,815
Investment, Identifier [Axis]: EQUITY SECURITIES | ENBRIDGE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1
Investments, current value	$ 48
Investment, Identifier [Axis]: EQUITY SECURITIES | ENEL SPA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	553,901
Investments, current value	$ 5,774,746
Investment, Identifier [Axis]: EQUITY SECURITIES | ENERGY FUELS INC/CANADA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	90,750
Investments, current value	$ 1,319,505
Investment, Identifier [Axis]: EQUITY SECURITIES | ENERPAC TOOL GROUP CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	63,765
Investments, current value	$ 2,438,374
Investment, Identifier [Axis]: EQUITY SECURITIES | ENERSYS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	35,594
Investments, current value	$ 5,223,420
Investment, Identifier [Axis]: EQUITY SECURITIES | ENOVA INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	32,794
Investments, current value	$ 5,155,217
Investment, Identifier [Axis]: EQUITY SECURITIES | ENSIGN GROUP INC/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	18,656
Investments, current value	$ 3,249,875
Investment, Identifier [Axis]: EQUITY SECURITIES | ENTERPRISE FINANCIAL SERVICES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	121,531
Investments, current value	$ 6,562,674
Investment, Identifier [Axis]: EQUITY SECURITIES | EOG RESOURCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	45,132
Investments, current value	$ 4,739,311
Investment, Identifier [Axis]: EQUITY SECURITIES | EQUITABLE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	160,159
Investments, current value	$ 7,631,576
Investment, Identifier [Axis]: EQUITY SECURITIES | EQUITY BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	42,624
Investments, current value	$ 1,903,162
Investment, Identifier [Axis]: EQUITY SECURITIES | ERO COPPER CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	236,512
Investments, current value	$ 6,690,924
Investment, Identifier [Axis]: EQUITY SECURITIES | ESSENT GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	30,885
Investments, current value	$ 2,007,834
Investment, Identifier [Axis]: EQUITY SECURITIES | ESSENTIAL PROPERTIES REALTY TRUST INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	91,860
Investments, current value	$ 2,724,568
Investment, Identifier [Axis]: EQUITY SECURITIES | EUROBANK SA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	632,032
Investments, current value	$ 2,542,343
Investment, Identifier [Axis]: EQUITY SECURITIES | EVERTEC INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	49,656
Investments, current value	$ 1,444,493
Investment, Identifier [Axis]: EQUITY SECURITIES | EVGO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	97,633
Investments, current value	$ 284,112
Investment, Identifier [Axis]: EQUITY SECURITIES | EXCELERATE ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	34,483
Investments, current value	$ 967,248
Investment, Identifier [Axis]: EQUITY SECURITIES | EXLSERVICE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	23,025
Investments, current value	$ 977,181
Investment, Identifier [Axis]: EQUITY SECURITIES | EXPAND ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	49,226
Investments, current value	$ 5,432,581
Investment, Identifier [Axis]: EQUITY SECURITIES | EXPRO GROUP HOLDINGS NV
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	236,862
Investments, current value	$ 3,162,108
Investment, Identifier [Axis]: EQUITY SECURITIES | EXTREME NETWORKS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	38,463
Investments, current value	$ 640,409
Investment, Identifier [Axis]: EQUITY SECURITIES | EXXON MOBIL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	102,430
Investments, current value	$ 12,326,426
Investment, Identifier [Axis]: EQUITY SECURITIES | EXZEO GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	34,906
Investments, current value	$ 846,471
Investment, Identifier [Axis]: EQUITY SECURITIES | FABRINET
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	12,075
Investments, current value	$ 5,497,506
Investment, Identifier [Axis]: EQUITY SECURITIES | FANUC CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	437,600
Investments, current value	$ 16,985,284
Investment, Identifier [Axis]: EQUITY SECURITIES | FASTENAL CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	485,196
Investments, current value	$ 19,470,915
Investment, Identifier [Axis]: EQUITY SECURITIES | FB FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	4,955
Investments, current value	$ 276,489
Investment, Identifier [Axis]: EQUITY SECURITIES | FIDELIS INSURANCE HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	64,560
Investments, current value	$ 1,263,439
Investment, Identifier [Axis]: EQUITY SECURITIES | FIFTH THIRD BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	44,650
Investments, current value	$ 2,090,067
Investment, Identifier [Axis]: EQUITY SECURITIES | FIGMA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	164,933
Investments, current value	$ 6,163,546
Investment, Identifier [Axis]: EQUITY SECURITIES | FIGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	81,668
Investments, current value	$ 927,748
Investment, Identifier [Axis]: EQUITY SECURITIES | FINANCIAL INSTITUTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	44,180
Investments, current value	$ 1,377,091
Investment, Identifier [Axis]: EQUITY SECURITIES | FIREFLY AEROSPACE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	84,630
Investments, current value	$ 1,893,173
Investment, Identifier [Axis]: EQUITY SECURITIES | FIRST ADVANTAGE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	104,906
Investments, current value	$ 1,524,284
Investment, Identifier [Axis]: EQUITY SECURITIES | FIRST BANCORP/PUERTO RICO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	102,563
Investments, current value	$ 2,126,131
Investment, Identifier [Axis]: EQUITY SECURITIES | FIRST BANCORP/SOUTHERN PINES NC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	95,554
Investments, current value	$ 4,853,188
Investment, Identifier [Axis]: EQUITY SECURITIES | FIRST FINANCIAL BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	11,104
Investments, current value	$ 277,822
Investment, Identifier [Axis]: EQUITY SECURITIES | FIRST FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	29,242
Investments, current value	$ 1,766,802
Investment, Identifier [Axis]: EQUITY SECURITIES | FIRST INTERSTATE BANCSYSTEM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	133,248
Investments, current value	$ 4,610,381
Investment, Identifier [Axis]: EQUITY SECURITIES | FIRST MERCHANTS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	36,915
Investments, current value	$ 1,383,574
Investment, Identifier [Axis]: EQUITY SECURITIES | FIRST MID BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	23,703
Investments, current value	$ 924,417
Investment, Identifier [Axis]: EQUITY SECURITIES | FIRSTCASH HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	16,481
Investments, current value	$ 2,626,742
Investment, Identifier [Axis]: EQUITY SECURITIES | FIVE BELOW INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	30,431
Investments, current value	$ 5,731,983
Investment, Identifier [Axis]: EQUITY SECURITIES | FIVE STAR BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	8,761
Investments, current value	$ 313,469
Investment, Identifier [Axis]: EQUITY SECURITIES | FLUENCE ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	31,897
Investments, current value	$ 630,923
Investment, Identifier [Axis]: EQUITY SECURITIES | FLUOR CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	60,812
Investments, current value	$ 2,409,980
Investment, Identifier [Axis]: EQUITY SECURITIES | FLYWIRE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	268,706
Investments, current value	$ 3,804,877
Investment, Identifier [Axis]: EQUITY SECURITIES | FORMFACTOR INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	43,470
Investments, current value	$ 2,424,757
Investment, Identifier [Axis]: EQUITY SECURITIES | FORTIVE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	201,669
Investments, current value	$ 11,134,145
Investment, Identifier [Axis]: EQUITY SECURITIES | FORUM ENERGY TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	40,195
Investments, current value	$ 1,485,205
Investment, Identifier [Axis]: EQUITY SECURITIES | FOUR CORNERS PROPERTY TRUST INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	27,298
Investments, current value	$ 629,492
Investment, Identifier [Axis]: EQUITY SECURITIES | FRESH DEL MONTE PRODUCE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	7,701
Investments, current value	$ 274,387
Investment, Identifier [Axis]: EQUITY SECURITIES | FRESHPET INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	31,801
Investments, current value	$ 1,937,635
Investment, Identifier [Axis]: EQUITY SECURITIES | FRESHWORKS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	132,830
Investments, current value	$ 1,627,168
Investment, Identifier [Axis]: EQUITY SECURITIES | FULTON FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	30,259
Investments, current value	$ 584,906
Investment, Identifier [Axis]: EQUITY SECURITIES | GARRETT MOTION INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	179,973
Investments, current value	$ 3,136,929
Investment, Identifier [Axis]: EQUITY SECURITIES | GATES INDUSTRIAL CORP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	264,653
Investments, current value	$ 5,682,100
Investment, Identifier [Axis]: EQUITY SECURITIES | GATX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	9,580
Investments, current value	$ 1,624,768
Investment, Identifier [Axis]: EQUITY SECURITIES | GE VERNOVA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	11,212
Investments, current value	$ 7,327,827
Investment, Identifier [Axis]: EQUITY SECURITIES | GENEDX HOLDINGS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	19,460
Investments, current value	$ 2,530,967
Investment, Identifier [Axis]: EQUITY SECURITIES | GENERAL ELECTRIC CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	169,545
Investments, current value	$ 52,224,946
Investment, Identifier [Axis]: EQUITY SECURITIES | GENIE ENERGY LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	16,439
Investments, current value	$ 226,529
Investment, Identifier [Axis]: EQUITY SECURITIES | GETTY REALTY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	29,154
Investments, current value	$ 797,945
Investment, Identifier [Axis]: EQUITY SECURITIES | GIGACLOUD TECHNOLOGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	36,113
Investments, current value	$ 1,418,519
Investment, Identifier [Axis]: EQUITY SECURITIES | GLAUKOS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	21,923
Investments, current value	$ 2,475,326
Investment, Identifier [Axis]: EQUITY SECURITIES | GLOBALSTAR INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	11,306
Investments, current value	$ 690,118
Investment, Identifier [Axis]: EQUITY SECURITIES | GOGO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	20,518
Investments, current value	$ 95,614
Investment, Identifier [Axis]: EQUITY SECURITIES | GOLD ENTERTAINMENT GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	3,410
Investments, current value	$ 1
Investment, Identifier [Axis]: EQUITY SECURITIES | GOLDEN ENTERTAINMENT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	51,854
Investments, current value	$ 1,409,910
Investment, Identifier [Axis]: EQUITY SECURITIES | GOLDMAN SACHS GROUP INC/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	20,798
Investments, current value	$ 18,281,442
Investment, Identifier [Axis]: EQUITY SECURITIES | GOSSAMER BIO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	114,616
Investments, current value	$ 355,310
Investment, Identifier [Axis]: EQUITY SECURITIES | GRAIL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	9,993
Investments, current value	$ 855,301
Investment, Identifier [Axis]: EQUITY SECURITIES | GRANITE CONSTRUCTION INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	9,109
Investments, current value	$ 1,050,723
Investment, Identifier [Axis]: EQUITY SECURITIES | GRAY MEDIA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	30,390
Investments, current value	$ 147,088
Investment, Identifier [Axis]: EQUITY SECURITIES | GREAT LAKES DREDGE & DOCK CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	316,953
Investments, current value	$ 4,158,423
Investment, Identifier [Axis]: EQUITY SECURITIES | GREEN BRICK PARTNERS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	22,854
Investments, current value	$ 1,432,032
Investment, Identifier [Axis]: EQUITY SECURITIES | GREENBRIER COS INC/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,901
Investments, current value	$ 88,853
Investment, Identifier [Axis]: EQUITY SECURITIES | GREIF INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	13,724
Investments, current value	$ 929,115
Investment, Identifier [Axis]: EQUITY SECURITIES | GRIFFON CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	79,202
Investments, current value	$ 5,833,227
Investment, Identifier [Axis]: EQUITY SECURITIES | GROUP 1 AUTOMOTIVE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	2,424
Investments, current value	$ 953,359
Investment, Identifier [Axis]: EQUITY SECURITIES | GUARDANT HEALTH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	98,109
Investments, current value	$ 10,020,853
Investment, Identifier [Axis]: EQUITY SECURITIES | GUARDIAN PHARMACY SERVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	7,373
Investments, current value	$ 221,854
Investment, Identifier [Axis]: EQUITY SECURITIES | GULFPORT ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	43,550
Investments, current value	$ 9,057,965
Investment, Identifier [Axis]: EQUITY SECURITIES | HA SUSTAINABLE INFRASTRUCTURE CAPITAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	44,610
Investments, current value	$ 1,402,092
Investment, Identifier [Axis]: EQUITY SECURITIES | HAEMONETICS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	26,414
Investments, current value	$ 2,117,082
Investment, Identifier [Axis]: EQUITY SECURITIES | HALOZYME THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	20,330
Investments, current value	$ 1,368,209
Investment, Identifier [Axis]: EQUITY SECURITIES | HAMILTON INSURANCE GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	17,382
Investments, current value	$ 484,958
Investment, Identifier [Axis]: EQUITY SECURITIES | HANCOCK WHITNEY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	18,818
Investments, current value	$ 1,198,330
Investment, Identifier [Axis]: EQUITY SECURITIES | HANMI FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	48,798
Investments, current value	$ 1,319,010
Investment, Identifier [Axis]: EQUITY SECURITIES | HARTFORD INSURANCE GROUP INC/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	70,084
Investments, current value	$ 9,657,575
Investment, Identifier [Axis]: EQUITY SECURITIES | HAWKINS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	2,612
Investments, current value	$ 371,061
Investment, Identifier [Axis]: EQUITY SECURITIES | HAYWARD HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	272,735
Investments, current value	$ 4,213,756
Investment, Identifier [Axis]: EQUITY SECURITIES | HB FULLER CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	43,927
Investments, current value	$ 2,611,899
Investment, Identifier [Axis]: EQUITY SECURITIES | HBT FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	2,874
Investments, current value	$ 74,293
Investment, Identifier [Axis]: EQUITY SECURITIES | HEALTH CATALYST INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	175,638
Investments, current value	$ 419,775
Investment, Identifier [Axis]: EQUITY SECURITIES | HEALTHSTREAM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	60,938
Investments, current value	$ 1,405,840
Investment, Identifier [Axis]: EQUITY SECURITIES | HEARTFLOW INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	10,714
Investments, current value	$ 312,313
Investment, Identifier [Axis]: EQUITY SECURITIES | HECLA MINING CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	152,264
Investments, current value	$ 2,921,946
Investment, Identifier [Axis]: EQUITY SECURITIES | HEINEKEN NV
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	136,031
Investments, current value	$ 11,141,775
Investment, Identifier [Axis]: EQUITY SECURITIES | HELIOS TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	41,574
Investments, current value	$ 2,223,793
Investment, Identifier [Axis]: EQUITY SECURITIES | HERC HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	17,578
Investments, current value	$ 2,608,223
Investment, Identifier [Axis]: EQUITY SECURITIES | HERITAGE COMMERCE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	135,338
Investments, current value	$ 1,625,409
Investment, Identifier [Axis]: EQUITY SECURITIES | HERITAGE FINANCIAL CORP/WA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	171,533
Investments, current value	$ 4,056,755
Investment, Identifier [Axis]: EQUITY SECURITIES | HERITAGE INSURANCE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	7,290
Investments, current value	$ 213,305
Investment, Identifier [Axis]: EQUITY SECURITIES | HEXAGON AB
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	614,686
Investments, current value	$ 7,301,180
Investment, Identifier [Axis]: EQUITY SECURITIES | HEXCEL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	78,698
Investments, current value	$ 5,815,782
Investment, Identifier [Axis]: EQUITY SECURITIES | HILLTOP HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	49,048
Investments, current value	$ 1,664,689
Investment, Identifier [Axis]: EQUITY SECURITIES | HILTON GRAND VACATIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	29,820
Investments, current value	$ 1,334,445
Investment, Identifier [Axis]: EQUITY SECURITIES | HILTON WORLDWIDE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	73,517
Investments, current value	$ 21,117,758
Investment, Identifier [Axis]: EQUITY SECURITIES | HINGE HEALTH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	50,425
Investments, current value	$ 2,342,241
Investment, Identifier [Axis]: EQUITY SECURITIES | HOME DEPOT INC/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	107,170
Investments, current value	$ 36,877,197
Investment, Identifier [Axis]: EQUITY SECURITIES | HOMETRUST BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	3,981
Investments, current value	$ 170,944
Investment, Identifier [Axis]: EQUITY SECURITIES | HORACE MANN EDUCATORS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	11,599
Investments, current value	$ 535,642
Investment, Identifier [Axis]: EQUITY SECURITIES | HORIZON BANCORP INC/IN
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	313,798
Investments, current value	$ 5,322,014
Investment, Identifier [Axis]: EQUITY SECURITIES | HUBSPOT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	31,151
Investments, current value	$ 12,500,896
Investment, Identifier [Axis]: EQUITY SECURITIES | HUDSON TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	6,849
Investments, current value	$ 46,916
Investment, Identifier [Axis]: EQUITY SECURITIES | HUNTINGTON BANCSHARES INC/OH
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	452,885
Investments, current value	$ 7,857,555
Investment, Identifier [Axis]: EQUITY SECURITIES | HURON CONSULTING GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	33,688
Investments, current value	$ 5,824,992
Investment, Identifier [Axis]: EQUITY SECURITIES | HUT 8 CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	37,369
Investments, current value	$ 1,716,732
Investment, Identifier [Axis]: EQUITY SECURITIES | I3 VERTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	67,615
Investments, current value	$ 1,703,222
Investment, Identifier [Axis]: EQUITY SECURITIES | IBEX HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	50,192
Investments, current value	$ 1,916,331
Investment, Identifier [Axis]: EQUITY SECURITIES | IDACORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	80,539
Investments, current value	$ 10,193,016
Investment, Identifier [Axis]: EQUITY SECURITIES | IDEAYA BIOSCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	24,262
Investments, current value	$ 838,737
Investment, Identifier [Axis]: EQUITY SECURITIES | IDEXX LABORATORIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	31,038
Investments, current value	$ 20,998,138
Investment, Identifier [Axis]: EQUITY SECURITIES | IES HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	4,219
Investments, current value	$ 1,641,275
Investment, Identifier [Axis]: EQUITY SECURITIES | IMAX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	11,083
Investments, current value	$ 409,628
Investment, Identifier [Axis]: EQUITY SECURITIES | IMPINJ INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	56,661
Investments, current value	$ 9,859,581
Investment, Identifier [Axis]: EQUITY SECURITIES | INDEPENDENCE REALTY TRUST INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	329,915
Investments, current value	$ 5,766,915
Investment, Identifier [Axis]: EQUITY SECURITIES | INDEPENDENT BANK CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	2,842
Investments, current value	$ 207,693
Investment, Identifier [Axis]: EQUITY SECURITIES | INDIVIOR PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	36,915
Investments, current value	$ 1,324,510
Investment, Identifier [Axis]: EQUITY SECURITIES | INFINEON TECHNOLOGIES AG
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	328,998
Investments, current value	$ 14,578,559
Investment, Identifier [Axis]: EQUITY SECURITIES | ING GROEP NV
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	200,845
Investments, current value	$ 5,663,537
Investment, Identifier [Axis]: EQUITY SECURITIES | INNODATA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	19,211
Investments, current value	$ 978,800
Investment, Identifier [Axis]: EQUITY SECURITIES | INNOSPEC INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	15,258
Investments, current value	$ 1,167,847
Investment, Identifier [Axis]: EQUITY SECURITIES | INOGEN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	99,180
Investments, current value	$ 666,490
Investment, Identifier [Axis]: EQUITY SECURITIES | INSIGHT ENTERPRISES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	3,071
Investments, current value	$ 250,194
Investment, Identifier [Axis]: EQUITY SECURITIES | INSTALLED BUILDING PRODUCTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	8,868
Investments, current value	$ 2,300,271
Investment, Identifier [Axis]: EQUITY SECURITIES | INTAPP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	161,069
Investments, current value	$ 7,380,182
Investment, Identifier [Axis]: EQUITY SECURITIES | INTEGRA LIFESCIENCES HOLDINGS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	57,320
Investments, current value	$ 711,914
Investment, Identifier [Axis]: EQUITY SECURITIES | INTEL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	123,156
Investments, current value	$ 4,544,456
Investment, Identifier [Axis]: EQUITY SECURITIES | INTELLIA THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	29,724
Investments, current value	$ 267,219
Investment, Identifier [Axis]: EQUITY SECURITIES | INTERDIGITAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	5,101
Investments, current value	$ 1,624,056
Investment, Identifier [Axis]: EQUITY SECURITIES | INTERNATIONAL PAPER CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	269,152
Investments, current value	$ 10,601,897
Investment, Identifier [Axis]: EQUITY SECURITIES | INTERNATIONAL SEAWAYS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	9,466
Investments, current value	$ 459,574
Investment, Identifier [Axis]: EQUITY SECURITIES | INTUIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	23,114
Investments, current value	$ 15,311,176
Investment, Identifier [Axis]: EQUITY SECURITIES | INTUITIVE SURGICAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	42,801
Investments, current value	$ 24,240,774
Investment, Identifier [Axis]: EQUITY SECURITIES | INVENTRUST PROPERTIES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	51,852
Investments, current value	$ 1,462,745
Investment, Identifier [Axis]: EQUITY SECURITIES | IONQ INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	93,804
Investments, current value	$ 4,208,985
Investment, Identifier [Axis]: EQUITY SECURITIES | IOVANCE BIOTHERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	184,064
Investments, current value	$ 502,495
Investment, Identifier [Axis]: EQUITY SECURITIES | IRHYTHM TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	33,223
Investments, current value	$ 5,895,090
Investment, Identifier [Axis]: EQUITY SECURITIES | IRIDIUM COMMUNICATIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	9,009
Investments, current value	$ 156,576
Investment, Identifier [Axis]: EQUITY SECURITIES | IVANHOE ELECTRIC INC / US
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	26,512
Investments, current value	$ 423,662
Investment, Identifier [Axis]: EQUITY SECURITIES | JACK IN THE BOX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	82,096
Investments, current value	$ 1,555,719
Investment, Identifier [Axis]: EQUITY SECURITIES | JACKSON FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	30,689
Investments, current value	$ 3,272,982
Investment, Identifier [Axis]: EQUITY SECURITIES | JANUX THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	44,688
Investments, current value	$ 616,694
Investment, Identifier [Axis]: EQUITY SECURITIES | JFROG LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	35,609
Investments, current value	$ 2,224,138
Investment, Identifier [Axis]: EQUITY SECURITIES | JOBY AVIATION INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	109,167
Investments, current value	$ 1,441,004
Investment, Identifier [Axis]: EQUITY SECURITIES | JOHN WILEY & SONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	26,431
Investments, current value	$ 809,582
Investment, Identifier [Axis]: EQUITY SECURITIES | JOHNSON & JOHNSON
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	29,115
Investments, current value	$ 6,025,349
Investment, Identifier [Axis]: EQUITY SECURITIES | JPMORGAN CHASE & CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	33,078,057
Investments, current value	$ 10,658,411,527
Investment, Identifier [Axis]: EQUITY SECURITIES | KARMAN HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	45,318
Investments, current value	$ 3,315,917
Investment, Identifier [Axis]: EQUITY SECURITIES | KB HOME
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	22,731
Investments, current value	$ 1,282,256
Investment, Identifier [Axis]: EQUITY SECURITIES | KBR INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	24,168
Investments, current value	$ 971,554
Investment, Identifier [Axis]: EQUITY SECURITIES | KDDI CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	348,600
Investments, current value	$ 6,023,689
Investment, Identifier [Axis]: EQUITY SECURITIES | KELLY SERVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	56,595
Investments, current value	$ 498,036
Investment, Identifier [Axis]: EQUITY SECURITIES | KENNAMETAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	35,087
Investments, current value	$ 996,822
Investment, Identifier [Axis]: EQUITY SECURITIES | KERING SA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	90,320
Investments, current value	$ 31,928,974
Investment, Identifier [Axis]: EQUITY SECURITIES | KEYSIGHT TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	46,508
Investments, current value	$ 9,449,961
Investment, Identifier [Axis]: EQUITY SECURITIES | KIRBY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	38,479
Investments, current value	$ 4,239,616
Investment, Identifier [Axis]: EQUITY SECURITIES | KITE REALTY GROUP TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	48,675
Investments, current value	$ 1,166,740
Investment, Identifier [Axis]: EQUITY SECURITIES | KKR & CO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	185,281
Investments, current value	$ 23,619,622
Investment, Identifier [Axis]: EQUITY SECURITIES | KNOWLES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	79,935
Investments, current value	$ 1,713,007
Investment, Identifier [Axis]: EQUITY SECURITIES | KOHL'S CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	41,786
Investments, current value	$ 852,852
Investment, Identifier [Axis]: EQUITY SECURITIES | KONINKLIJKE PHILIPS NV
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	482,190
Investments, current value	$ 13,160,999
Investment, Identifier [Axis]: EQUITY SECURITIES | KONTOOR BRANDS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	76,272
Investments, current value	$ 4,659,456
Investment, Identifier [Axis]: EQUITY SECURITIES | KOPIN CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	119,143
Investments, current value	$ 278,795
Investment, Identifier [Axis]: EQUITY SECURITIES | KORN FERRY
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	67,798
Investments, current value	$ 4,476,024
Investment, Identifier [Axis]: EQUITY SECURITIES | KRATOS DEFENSE & SECURITY SOLUTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	24,415
Investments, current value	$ 1,853,343
Investment, Identifier [Axis]: EQUITY SECURITIES | KRYSTAL BIOTECH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	8,855
Investments, current value	$ 2,183,112
Investment, Identifier [Axis]: EQUITY SECURITIES | KURA SUSHI USA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	27,405
Investments, current value	$ 1,434,104
Investment, Identifier [Axis]: EQUITY SECURITIES | KYMERA THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	28,057
Investments, current value	$ 2,183,115
Investment, Identifier [Axis]: EQUITY SECURITIES | L3HARRIS TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	49,313
Investments, current value	$ 14,476,817
Investment, Identifier [Axis]: EQUITY SECURITIES | LADDER CAPITAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	771,482
Investments, current value	$ 8,478,587
Investment, Identifier [Axis]: EQUITY SECURITIES | LANTHEUS HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	18,122
Investments, current value	$ 1,206,019
Investment, Identifier [Axis]: EQUITY SECURITIES | LANXESS AG
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	284,081
Investments, current value	$ 5,878,718
Investment, Identifier [Axis]: EQUITY SECURITIES | LAS VEGAS SANDS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	85,870
Investments, current value	$ 5,589,278
Investment, Identifier [Axis]: EQUITY SECURITIES | LATTICE SEMICONDUCTOR CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	53,053
Investments, current value	$ 3,903,640
Investment, Identifier [Axis]: EQUITY SECURITIES | LAUREATE EDUCATION INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	49,089
Investments, current value	$ 1,652,827
Investment, Identifier [Axis]: EQUITY SECURITIES | LCI INDUSTRIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	2,861
Investments, current value	$ 347,154
Investment, Identifier [Axis]: EQUITY SECURITIES | LEGALZOOM.COM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	70,812
Investments, current value	$ 703,163
Investment, Identifier [Axis]: EQUITY SECURITIES | LENDINGCLUB CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	30,537
Investments, current value	$ 578,371
Investment, Identifier [Axis]: EQUITY SECURITIES | LENDINGTREE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	38,131
Investments, current value	$ 2,024,375
Investment, Identifier [Axis]: EQUITY SECURITIES | LIBERTY ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	91,771
Investments, current value	$ 1,694,093
Investment, Identifier [Axis]: EQUITY SECURITIES | LIFESTANCE HEALTH GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	609,562
Investments, current value	$ 4,291,316
Investment, Identifier [Axis]: EQUITY SECURITIES | LINCOLN NATIONAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	154,837
Investments, current value	$ 6,894,892
Investment, Identifier [Axis]: EQUITY SECURITIES | LINDE PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	14,650
Investments, current value	$ 6,246,614
Investment, Identifier [Axis]: EQUITY SECURITIES | LINDSAY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	18,224
Investments, current value	$ 2,148,063
Investment, Identifier [Axis]: EQUITY SECURITIES | LIQUIDIA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	32,552
Investments, current value	$ 1,122,718
Investment, Identifier [Axis]: EQUITY SECURITIES | LIVERAMP HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	37,948
Investments, current value	$ 1,114,533
Investment, Identifier [Axis]: EQUITY SECURITIES | LTC PROPERTIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	13,661
Investments, current value	$ 469,665
Investment, Identifier [Axis]: EQUITY SECURITIES | LUMEN TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	276,860
Investments, current value	$ 2,151,202
Investment, Identifier [Axis]: EQUITY SECURITIES | LVMH MOET HENNESSY LOUIS VUITTON SE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	5,553
Investments, current value	$ 4,206,510
Investment, Identifier [Axis]: EQUITY SECURITIES | LXP INDUSTRIAL TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	27,832
Investments, current value	$ 1,379,911
Investment, Identifier [Axis]: EQUITY SECURITIES | LYONDELLBASELL INDUSTRIES NV
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	7
Investments, current value	$ 303
Investment, Identifier [Axis]: EQUITY SECURITIES | M/I HOMES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	15,354
Investments, current value	$ 1,964,544
Investment, Identifier [Axis]: EQUITY SECURITIES | MACERICH CO/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	48,265
Investments, current value	$ 890,972
Investment, Identifier [Axis]: EQUITY SECURITIES | MADRIGAL PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	7,339
Investments, current value	$ 4,273,793
Investment, Identifier [Axis]: EQUITY SECURITIES | MAGNITE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	93,575
Investments, current value	$ 1,518,722
Investment, Identifier [Axis]: EQUITY SECURITIES | MAGNOLIA OIL & GAS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	41,833
Investments, current value	$ 915,724
Investment, Identifier [Axis]: EQUITY SECURITIES | MAMA'S CREATIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	73,151
Investments, current value	$ 986,807
Investment, Identifier [Axis]: EQUITY SECURITIES | MARA HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	140,010
Investments, current value	$ 1,257,290
Investment, Identifier [Axis]: EQUITY SECURITIES | MARCUS & MILLICHAP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	47,264
Investments, current value	$ 1,289,835
Investment, Identifier [Axis]: EQUITY SECURITIES | MAREX GROUP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	120,460
Investments, current value	$ 4,620,845
Investment, Identifier [Axis]: EQUITY SECURITIES | MARQETA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	327,790
Investments, current value	$ 1,557,003
Investment, Identifier [Axis]: EQUITY SECURITIES | MARRIOTT VACATIONS WORLDWIDE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	10,590
Investments, current value	$ 610,937
Investment, Identifier [Axis]: EQUITY SECURITIES | MASTERBRAND INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	61,125
Investments, current value	$ 674,820
Investment, Identifier [Axis]: EQUITY SECURITIES | MASTERCARD INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	121,903
Investments, current value	$ 69,591,985
Investment, Identifier [Axis]: EQUITY SECURITIES | MATERION CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	16,409
Investments, current value	$ 2,039,967
Investment, Identifier [Axis]: EQUITY SECURITIES | MATIV HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	67,893
Investments, current value	$ 824,900
Investment, Identifier [Axis]: EQUITY SECURITIES | MATRIX SERVICE CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	49,001
Investments, current value	$ 573,312
Investment, Identifier [Axis]: EQUITY SECURITIES | MAXLINEAR INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	18,399
Investments, current value	$ 320,695
Investment, Identifier [Axis]: EQUITY SECURITIES | MCGRATH RENTCORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	5,211
Investments, current value	$ 546,790
Investment, Identifier [Axis]: EQUITY SECURITIES | MCGRAW HILL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	216,431
Investments, current value	$ 3,571,112
Investment, Identifier [Axis]: EQUITY SECURITIES | MERCANTILE BANK CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	27,905
Investments, current value	$ 1,342,231
Investment, Identifier [Axis]: EQUITY SECURITIES | MERCK & CO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	116,682
Investments, current value	$ 12,281,947
Investment, Identifier [Axis]: EQUITY SECURITIES | MERCURY GENERAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	6,807
Investments, current value	$ 640,266
Investment, Identifier [Axis]: EQUITY SECURITIES | MERCURY SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	41,987
Investments, current value	$ 3,065,471
Investment, Identifier [Axis]: EQUITY SECURITIES | MERITAGE HOMES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	14,177
Investments, current value	$ 932,847
Investment, Identifier [Axis]: EQUITY SECURITIES | META PLATFORMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	121,515
Investments, current value	$ 80,210,836
Investment, Identifier [Axis]: EQUITY SECURITIES | METLIFE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	207,255
Investments, current value	$ 16,360,710
Investment, Identifier [Axis]: EQUITY SECURITIES | METROPOLITAN BANK HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	20,069
Investments, current value	$ 1,532,469
Investment, Identifier [Axis]: EQUITY SECURITIES | MICROSOFT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	587,517
Investments, current value	$ 284,134,972
Investment, Identifier [Axis]: EQUITY SECURITIES | MID PENN BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	5,211
Investments, current value	$ 161,645
Investment, Identifier [Axis]: EQUITY SECURITIES | MIDDLEBY CORP/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	38,719
Investments, current value	$ 5,756,354
Investment, Identifier [Axis]: EQUITY SECURITIES | MIDWESTONE FINANCIAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	64,284
Investments, current value	$ 2,474,935
Investment, Identifier [Axis]: EQUITY SECURITIES | MILLERKNOLL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	57,995
Investments, current value	$ 1,060,149
Investment, Identifier [Axis]: EQUITY SECURITIES | MIND MEDICINE MINDMED INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	33,733
Investments, current value	$ 451,685
Investment, Identifier [Axis]: EQUITY SECURITIES | MIRION TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	210,901
Investments, current value	$ 4,939,302
Investment, Identifier [Axis]: EQUITY SECURITIES | MIRUM PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	21,683
Investments, current value	$ 1,712,740
Investment, Identifier [Axis]: EQUITY SECURITIES | MODINE MANUFACTURING CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	39,728
Investments, current value	$ 5,304,085
Investment, Identifier [Axis]: EQUITY SECURITIES | MOELIS & CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	70,594
Investments, current value	$ 4,852,632
Investment, Identifier [Axis]: EQUITY SECURITIES | MONARCH CASINO & RESORT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	13,919
Investments, current value	$ 1,332,048
Investment, Identifier [Axis]: EQUITY SECURITIES | MONOLITHIC POWER SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	12,954
Investments, current value	$ 11,740,987
Investment, Identifier [Axis]: EQUITY SECURITIES | MOOG INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	8,130
Investments, current value	$ 1,980,062
Investment, Identifier [Axis]: EQUITY SECURITIES | MOTORCAR PARTS OF AMERICA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	61,735
Investments, current value	$ 761,810
Investment, Identifier [Axis]: EQUITY SECURITIES | MSCI INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	19,387
Investments, current value	$ 11,122,904
Investment, Identifier [Axis]: EQUITY SECURITIES | MUELLER INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	27,196
Investments, current value	$ 3,122,101
Investment, Identifier [Axis]: EQUITY SECURITIES | MURATA MANUFACTURING CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	116,800
Investments, current value	$ 2,418,787
Investment, Identifier [Axis]: EQUITY SECURITIES | MURPHY OIL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	32,111
Investments, current value	$ 1,003,469
Investment, Identifier [Axis]: EQUITY SECURITIES | MYR GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	24,120
Investments, current value	$ 5,270,220
Investment, Identifier [Axis]: EQUITY SECURITIES | NASDAQ INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	187,175
Investments, current value	$ 18,180,308
Investment, Identifier [Axis]: EQUITY SECURITIES | NATERA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	63,208
Investments, current value	$ 14,480,321
Investment, Identifier [Axis]: EQUITY SECURITIES | NATIONAL BANK HOLDINGS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	10,295
Investments, current value	$ 391,313
Investment, Identifier [Axis]: EQUITY SECURITIES | NATIONAL ENERGY SERVICES REUNITED CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	67,607
Investments, current value	$ 1,058,726
Investment, Identifier [Axis]: EQUITY SECURITIES | NATIONAL GRID PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	769,409
Investments, current value	$ 11,813,310
Investment, Identifier [Axis]: EQUITY SECURITIES | NATIONAL HEALTH INVESTORS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	2,994
Investments, current value	$ 228,652
Investment, Identifier [Axis]: EQUITY SECURITIES | NATIONAL HEALTHCARE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	5,419
Investments, current value	$ 742,891
Investment, Identifier [Axis]: EQUITY SECURITIES | NATIONAL STORAGE AFFILIATES TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	98,806
Investments, current value	$ 2,787,317
Investment, Identifier [Axis]: EQUITY SECURITIES | NATURE'S SUNSHINE PRODUCTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	24,015
Investments, current value	$ 518,244
Investment, Identifier [Axis]: EQUITY SECURITIES | NATWEST GROUP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	677,073
Investments, current value	$ 5,935,923
Investment, Identifier [Axis]: EQUITY SECURITIES | NAVAN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	84,219
Investments, current value	$ 1,438,461
Investment, Identifier [Axis]: EQUITY SECURITIES | NAVITAS SEMICONDUCTOR CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	34,987
Investments, current value	$ 249,807
Investment, Identifier [Axis]: EQUITY SECURITIES | NELNET INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	3,182
Investments, current value	$ 423,079
Investment, Identifier [Axis]: EQUITY SECURITIES | NEOGENOMICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	29,960
Investments, current value	$ 352,330
Investment, Identifier [Axis]: EQUITY SECURITIES | NERDWALLET INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	13,887
Investments, current value	$ 188,169
Investment, Identifier [Axis]: EQUITY SECURITIES | NETFLIX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	442,801
Investments, current value	$ 41,517,022
Investment, Identifier [Axis]: EQUITY SECURITIES | NETGEAR INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	31,025
Investments, current value	$ 761,043
Investment, Identifier [Axis]: EQUITY SECURITIES | NETSTREIT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	25,485
Investments, current value	$ 449,555
Investment, Identifier [Axis]: EQUITY SECURITIES | NEW FORTRESS ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	75,211
Investments, current value	$ 85,741
Investment, Identifier [Axis]: EQUITY SECURITIES | NEW JERSEY RESOURCES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	51,401
Investments, current value	$ 2,370,614
Investment, Identifier [Axis]: EQUITY SECURITIES | NEWAMSTERDAM PHARMA CO NV
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	135,028
Investments, current value	$ 4,736,782
Investment, Identifier [Axis]: EQUITY SECURITIES | NEWMARK GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	112,630
Investments, current value	$ 1,953,004
Investment, Identifier [Axis]: EQUITY SECURITIES | NEWS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	195,713
Investments, current value	$ 5,112,024
Investment, Identifier [Axis]: EQUITY SECURITIES | NEXTDOOR HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	70,239
Investments, current value	$ 147,502
Investment, Identifier [Axis]: EQUITY SECURITIES | NEXTPOWER INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	21,541
Investments, current value	$ 1,876,437
Investment, Identifier [Axis]: EQUITY SECURITIES | NICOLET BANKSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	6,548
Investments, current value	$ 794,272
Investment, Identifier [Axis]: EQUITY SECURITIES | NLIGHT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	43,846
Investments, current value	$ 1,644,663
Investment, Identifier [Axis]: EQUITY SECURITIES | NMI HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	41,770
Investments, current value	$ 1,703,798
Investment, Identifier [Axis]: EQUITY SECURITIES | NOBLE CORP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	24,888
Investments, current value	$ 702,837
Investment, Identifier [Axis]: EQUITY SECURITIES | NORTHRIM BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	19,736
Investments, current value	$ 525,175
Investment, Identifier [Axis]: EQUITY SECURITIES | NOVO NORDISK A/S
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	232,772
Investments, current value	$ 11,904,694
Investment, Identifier [Axis]: EQUITY SECURITIES | NOVOCURE LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	59,993
Investments, current value	$ 775,709
Investment, Identifier [Axis]: EQUITY SECURITIES | NOWAUTO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	12,999
Investments, current value	$ 1
Investment, Identifier [Axis]: EQUITY SECURITIES | NUSCALE POWER CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	16,016
Investments, current value	$ 226,947
Investment, Identifier [Axis]: EQUITY SECURITIES | NUVALENT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	16,526
Investments, current value	$ 1,662,350
Investment, Identifier [Axis]: EQUITY SECURITIES | NVE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	7,365
Investments, current value	$ 436,965
Investment, Identifier [Axis]: EQUITY SECURITIES | NVIDIA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,810,392
Investments, current value	$ 337,638,108
Investment, Identifier [Axis]: EQUITY SECURITIES | NWPX INFRASTRUCTURE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	6,319
Investments, current value	$ 394,874
Investment, Identifier [Axis]: EQUITY SECURITIES | O-I GLASS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	39,821
Investments, current value	$ 587,758
Investment, Identifier [Axis]: EQUITY SECURITIES | OCEANEERING INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	53,871
Investments, current value	$ 1,294,520
Investment, Identifier [Axis]: EQUITY SECURITIES | OCEANFIRST FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	96,256
Investments, current value	$ 1,727,795
Investment, Identifier [Axis]: EQUITY SECURITIES | OCULAR THERAPEUTIX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	135,925
Investments, current value	$ 1,650,130
Investment, Identifier [Axis]: EQUITY SECURITIES | ODDITY TECH LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	31,302
Investments, current value	$ 1,257,714
Investment, Identifier [Axis]: EQUITY SECURITIES | OFG BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	34,169
Investments, current value	$ 1,400,246
Investment, Identifier [Axis]: EQUITY SECURITIES | OIL STATES INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	173,312
Investments, current value	$ 1,173,322
Investment, Identifier [Axis]: EQUITY SECURITIES | OKLO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	12,509
Investments, current value	$ 897,646
Investment, Identifier [Axis]: EQUITY SECURITIES | OLD NATIONAL BANCORP/IN
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	125,613
Investments, current value	$ 2,802,426
Investment, Identifier [Axis]: EQUITY SECURITIES | OLD SECOND BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	75,073
Investments, current value	$ 1,463,924
Investment, Identifier [Axis]: EQUITY SECURITIES | OLYMPIC STEEL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	6,037
Investments, current value	$ 258,293
Investment, Identifier [Axis]: EQUITY SECURITIES | ON24 INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	267,901
Investments, current value	$ 2,132,492
Investment, Identifier [Axis]: EQUITY SECURITIES | ONCOLOGY INSTITUTE INC/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	124,633
Investments, current value	$ 443,693
Investment, Identifier [Axis]: EQUITY SECURITIES | ONE GAS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	33,394
Investments, current value	$ 2,579,687
Investment, Identifier [Axis]: EQUITY SECURITIES | ONESPAWORLD HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	75,964
Investments, current value	$ 1,575,493
Investment, Identifier [Axis]: EQUITY SECURITIES | ONTO INNOVATION INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	40,210
Investments, current value	$ 6,347,551
Investment, Identifier [Axis]: EQUITY SECURITIES | OOMA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	116,437
Investments, current value	$ 1,365,806
Investment, Identifier [Axis]: EQUITY SECURITIES | OPTION CARE HEALTH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	126,445
Investments, current value	$ 4,028,537
Investment, Identifier [Axis]: EQUITY SECURITIES | ORIC PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	40,475
Investments, current value	$ 331,086
Investment, Identifier [Axis]: EQUITY SECURITIES | ORIGIN BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	8,424
Investments, current value	$ 316,827
Investment, Identifier [Axis]: EQUITY SECURITIES | ORION GROUP HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	60,554
Investments, current value	$ 601,907
Investment, Identifier [Axis]: EQUITY SECURITIES | ORION SA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	65,764
Investments, current value	$ 347,234
Investment, Identifier [Axis]: EQUITY SECURITIES | OSCAR HEALTH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	80,601
Investments, current value	$ 1,158,236
Investment, Identifier [Axis]: EQUITY SECURITIES | OTTER TAIL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	28,717
Investments, current value	$ 2,320,621
Investment, Identifier [Axis]: EQUITY SECURITIES | OUTSET MEDICAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	35,664
Investments, current value	$ 132,313
Investment, Identifier [Axis]: EQUITY SECURITIES | OVINTIV INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	18,602
Investments, current value	$ 729,012
Investment, Identifier [Axis]: EQUITY SECURITIES | PAGAYA TECHNOLOGIES LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	20,635
Investments, current value	$ 431,272
Investment, Identifier [Axis]: EQUITY SECURITIES | PALANTIR TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	8,551
Investments, current value	$ 1,519,940
Investment, Identifier [Axis]: EQUITY SECURITIES | PALOMAR HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	7,638
Investments, current value	$ 1,029,297
Investment, Identifier [Axis]: EQUITY SECURITIES | PAR PACIFIC HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	76,094
Investments, current value	$ 2,673,943
Investment, Identifier [Axis]: EQUITY SECURITIES | PARK AEROSPACE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	14,263
Investments, current value	$ 304,372
Investment, Identifier [Axis]: EQUITY SECURITIES | PATHWARD FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	42,546
Investments, current value	$ 3,020,766
Investment, Identifier [Axis]: EQUITY SECURITIES | PATRICK INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	8,405
Investments, current value	$ 911,354
Investment, Identifier [Axis]: EQUITY SECURITIES | PATTERSON-UTI ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	102,972
Investments, current value	$ 629,159
Investment, Identifier [Axis]: EQUITY SECURITIES | PBF ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	22,960
Investments, current value	$ 622,675
Investment, Identifier [Axis]: EQUITY SECURITIES | PEABODY ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	59,923
Investments, current value	$ 1,779,713
Investment, Identifier [Axis]: EQUITY SECURITIES | PEDIATRIX MEDICAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	29,773
Investments, current value	$ 636,844
Investment, Identifier [Axis]: EQUITY SECURITIES | PELOTON INTERACTIVE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	194,600
Investments, current value	$ 1,198,736
Investment, Identifier [Axis]: EQUITY SECURITIES | PENN ENTERTAINMENT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	145,668
Investments, current value	$ 2,148,603
Investment, Identifier [Axis]: EQUITY SECURITIES | PENNYMAC FINANCIAL SERVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	18,178
Investments, current value	$ 2,396,588
Investment, Identifier [Axis]: EQUITY SECURITIES | PERIMETER SOLUTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	135,277
Investments, current value	$ 3,724,176
Investment, Identifier [Axis]: EQUITY SECURITIES | PERPETUA RESOURCES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	20,118
Investments, current value	$ 487,057
Investment, Identifier [Axis]: EQUITY SECURITIES | PHATHOM PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	26,639
Investments, current value	$ 441,941
Investment, Identifier [Axis]: EQUITY SECURITIES | PHIBRO ANIMAL HEALTH CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	65,977
Investments, current value	$ 2,464,901
Investment, Identifier [Axis]: EQUITY SECURITIES | PHILIP MORRIS INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	72,790
Investments, current value	$ 11,675,516
Investment, Identifier [Axis]: EQUITY SECURITIES | PHILLIPS EDISON & CO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	71,981
Investments, current value	$ 2,560,364
Investment, Identifier [Axis]: EQUITY SECURITIES | PHINIA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	23,130
Investments, current value	$ 1,450,020
Investment, Identifier [Axis]: EQUITY SECURITIES | PIEDMONT REALTY TRUST INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	166,633
Investments, current value	$ 1,389,719
Investment, Identifier [Axis]: EQUITY SECURITIES | PINNACLE FINANCIAL PARTNERS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	2,268
Investments, current value	$ 216,390
Investment, Identifier [Axis]: EQUITY SECURITIES | PIPER SANDLER COS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	8,693
Investments, current value	$ 2,953,099
Investment, Identifier [Axis]: EQUITY SECURITIES | PLANET LABS PBC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	45,179
Investments, current value	$ 890,930
Investment, Identifier [Axis]: EQUITY SECURITIES | PLAYTIKA HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	96,723
Investments, current value	$ 382,056
Investment, Identifier [Axis]: EQUITY SECURITIES | PLEXUS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	19,413
Investments, current value	$ 2,853,711
Investment, Identifier [Axis]: EQUITY SECURITIES | PLYMOUTH INDUSTRIAL REIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	90,365
Investments, current value	$ 1,977,186
Investment, Identifier [Axis]: EQUITY SECURITIES | POLARIS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	30,886
Investments, current value	$ 1,953,540
Investment, Identifier [Axis]: EQUITY SECURITIES | PORCH GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	53,655
Investments, current value	$ 489,870
Investment, Identifier [Axis]: EQUITY SECURITIES | PORTLAND GENERAL ELECTRIC CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	44,650
Investments, current value	$ 2,142,754
Investment, Identifier [Axis]: EQUITY SECURITIES | POSTAL REALTY TRUST INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	29,455
Investments, current value	$ 475,404
Investment, Identifier [Axis]: EQUITY SECURITIES | POTLATCHDELTIC CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	22,410
Investments, current value	$ 891,470
Investment, Identifier [Axis]: EQUITY SECURITIES | PRESTIGE CONSUMER HEALTHCARE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	34,313
Investments, current value	$ 2,116,769
Investment, Identifier [Axis]: EQUITY SECURITIES | PRIMORIS SERVICES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	42,806
Investments, current value	$ 5,313,937
Investment, Identifier [Axis]: EQUITY SECURITIES | PROCTER & GAMBLE CO/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	124,115
Investments, current value	$ 17,786,921
Investment, Identifier [Axis]: EQUITY SECURITIES | PROG HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	22,007
Investments, current value	$ 648,986
Investment, Identifier [Axis]: EQUITY SECURITIES | PROGYNY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	88,278
Investments, current value	$ 2,266,979
Investment, Identifier [Axis]: EQUITY SECURITIES | PROPETRO HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	54,116
Investments, current value	$ 514,643
Investment, Identifier [Axis]: EQUITY SECURITIES | PROTHENA CORP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	48,956
Investments, current value	$ 467,530
Investment, Identifier [Axis]: EQUITY SECURITIES | PROVIDENT FINANCIAL SERVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	14,872
Investments, current value	$ 293,722
Investment, Identifier [Axis]: EQUITY SECURITIES | PRUDENTIAL PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	539,392
Investments, current value	$ 8,303,453
Investment, Identifier [Axis]: EQUITY SECURITIES | PTC THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	18,161
Investments, current value	$ 1,379,510
Investment, Identifier [Axis]: EQUITY SECURITIES | PUBMATIC INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	23,634
Investments, current value	$ 209,634
Investment, Identifier [Axis]: EQUITY SECURITIES | PULMONX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	142,220
Investments, current value	$ 314,306
Investment, Identifier [Axis]: EQUITY SECURITIES | Q2 HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	93,722
Investments, current value	$ 6,762,980
Investment, Identifier [Axis]: EQUITY SECURITIES | QCR HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	25,874
Investments, current value	$ 2,155,304
Investment, Identifier [Axis]: EQUITY SECURITIES | QUAKER CHEMICAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	9,429
Investments, current value	$ 1,294,696
Investment, Identifier [Axis]: EQUITY SECURITIES | QUALCOMM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	76,023
Investments, current value	$ 13,003,734
Investment, Identifier [Axis]: EQUITY SECURITIES | QUALYS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	12,302
Investments, current value	$ 1,634,936
Investment, Identifier [Axis]: EQUITY SECURITIES | QUINSTREET INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	24,935
Investments, current value	$ 358,316
Investment, Identifier [Axis]: EQUITY SECURITIES | RADIAN GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	50,829
Investments, current value	$ 1,829,336
Investment, Identifier [Axis]: EQUITY SECURITIES | RADIANT LOGISTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	65,780
Investments, current value	$ 416,387
Investment, Identifier [Axis]: EQUITY SECURITIES | RADNET INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	51,832
Investments, current value	$ 3,698,213
Investment, Identifier [Axis]: EQUITY SECURITIES | RAMBUS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	50,856
Investments, current value	$ 4,673,158
Investment, Identifier [Axis]: EQUITY SECURITIES | RANGER ENERGY SERVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	60,283
Investments, current value	$ 842,756
Investment, Identifier [Axis]: EQUITY SECURITIES | RE/MAX HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	11,856
Investments, current value	$ 89,987
Investment, Identifier [Axis]: EQUITY SECURITIES | REAL BROKERAGE INC/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	155,327
Investments, current value	$ 566,944
Investment, Identifier [Axis]: EQUITY SECURITIES | REALREAL INC/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	65,316
Investments, current value	$ 1,030,686
Investment, Identifier [Axis]: EQUITY SECURITIES | RECKITT BENCKISER GROUP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	242,193
Investments, current value	$ 19,552,217
Investment, Identifier [Axis]: EQUITY SECURITIES | RECURSION PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	295,818
Investments, current value	$ 1,209,896
Investment, Identifier [Axis]: EQUITY SECURITIES | RED CAT HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	28,160
Investments, current value	$ 223,309
Investment, Identifier [Axis]: EQUITY SECURITIES | REGENXBIO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	31,069
Investments, current value	$ 447,394
Investment, Identifier [Axis]: EQUITY SECURITIES | RELX PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	273,091
Investments, current value	$ 11,122,976
Investment, Identifier [Axis]: EQUITY SECURITIES | RENASANT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	85,582
Investments, current value	$ 3,014,198
Investment, Identifier [Axis]: EQUITY SECURITIES | RENESAS ELECTRONICS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,627,000
Investments, current value	$ 22,213,021
Investment, Identifier [Axis]: EQUITY SECURITIES | REPLIMUNE GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	173,467
Investments, current value	$ 1,686,099
Investment, Identifier [Axis]: EQUITY SECURITIES | RESIDEO TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	67,185
Investments, current value	$ 2,359,537
Investment, Identifier [Axis]: EQUITY SECURITIES | REXFORD INDUSTRIAL REALTY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	199,075
Investments, current value	$ 7,708,184
Investment, Identifier [Axis]: EQUITY SECURITIES | RHYTHM PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	48,720
Investments, current value	$ 5,214,989
Investment, Identifier [Axis]: EQUITY SECURITIES | RIGETTI COMPUTING INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	121,607
Investments, current value	$ 2,693,595
Investment, Identifier [Axis]: EQUITY SECURITIES | RIOT PLATFORMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	96,064
Investments, current value	$ 1,217,131
Investment, Identifier [Axis]: EQUITY SECURITIES | RLI CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	10,728
Investments, current value	$ 686,377
Investment, Identifier [Axis]: EQUITY SECURITIES | ROCHE HOLDING AG
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	47,365
Investments, current value	$ 19,621,575
Investment, Identifier [Axis]: EQUITY SECURITIES | ROCKWELL AUTOMATION INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	16,298
Investments, current value	$ 6,341,063
Investment, Identifier [Axis]: EQUITY SECURITIES | ROLLS-ROYCE HOLDINGS PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	883,534
Investments, current value	$ 13,666,570
Investment, Identifier [Axis]: EQUITY SECURITIES | RPM INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	58,949
Investments, current value	$ 6,130,696
Investment, Identifier [Axis]: EQUITY SECURITIES | RUSH ENTERPRISES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	66,453
Investments, current value	$ 3,584,475
Investment, Identifier [Axis]: EQUITY SECURITIES | RYMAN HOSPITALITY PROPERTIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	33,604
Investments, current value	$ 3,179,610
Investment, Identifier [Axis]: EQUITY SECURITIES | S&P GLOBAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	35,326
Investments, current value	$ 18,461,014
Investment, Identifier [Axis]: EQUITY SECURITIES | SABRA HEALTH CARE REIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	84,990
Investments, current value	$ 1,609,711
Investment, Identifier [Axis]: EQUITY SECURITIES | SAFE BULKERS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	55,889
Investments, current value	$ 269,385
Investment, Identifier [Axis]: EQUITY SECURITIES | SAFETY INSURANCE GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	11,206
Investments, current value	$ 873,059
Investment, Identifier [Axis]: EQUITY SECURITIES | SALESFORCE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	43,232
Investments, current value	$ 11,452,589
Investment, Identifier [Axis]: EQUITY SECURITIES | SAMSUNG ELECTRONICS CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	176,623
Investments, current value	$ 33,310,963
Investment, Identifier [Axis]: EQUITY SECURITIES | SANMINA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	24,195
Investments, current value	$ 3,630,944
Investment, Identifier [Axis]: EQUITY SECURITIES | SANOFI SA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	186,547
Investments, current value	$ 15,114,646
Investment, Identifier [Axis]: EQUITY SECURITIES | SAP SE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	54,929
Investments, current value	$ 13,440,943
Investment, Identifier [Axis]: EQUITY SECURITIES | SCANSOURCE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	21,577
Investments, current value	$ 842,798
Investment, Identifier [Axis]: EQUITY SECURITIES | SCHOLAR ROCK HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	105,133
Investments, current value	$ 4,631,109
Investment, Identifier [Axis]: EQUITY SECURITIES | SCHOLASTIC CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	26,677
Investments, current value	$ 790,440
Investment, Identifier [Axis]: EQUITY SECURITIES | SCORPIO TANKERS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	2,051
Investments, current value	$ 104,252
Investment, Identifier [Axis]: EQUITY SECURITIES | SEGRO PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	781,764
Investments, current value	$ 7,575,090
Investment, Identifier [Axis]: EQUITY SECURITIES | SELECTIVE INSURANCE GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	9,050
Investments, current value	$ 757,214
Investment, Identifier [Axis]: EQUITY SECURITIES | SEMPRA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	103,585
Investments, current value	$ 9,145,520
Investment, Identifier [Axis]: EQUITY SECURITIES | SEMTECH CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	83,222
Investments, current value	$ 6,132,629
Investment, Identifier [Axis]: EQUITY SECURITIES | SENSIENT TECHNOLOGIES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	16,702
Investments, current value	$ 1,569,153
Investment, Identifier [Axis]: EQUITY SECURITIES | SERVICENOW INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	114,285
Investments, current value	$ 17,507,319
Investment, Identifier [Axis]: EQUITY SECURITIES | SEZZLE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	11,081
Investments, current value	$ 703,366
Investment, Identifier [Axis]: EQUITY SECURITIES | SHAKE SHACK INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	91,949
Investments, current value	$ 7,463,500
Investment, Identifier [Axis]: EQUITY SECURITIES | SHIFT4 PAYMENTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	10,910
Investments, current value	$ 687,003
Investment, Identifier [Axis]: EQUITY SECURITIES | SHINHAN FINANCIAL GROUP CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	99,087
Investments, current value	$ 5,314,036
Investment, Identifier [Axis]: EQUITY SECURITIES | SHOPIFY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	100,417
Investments, current value	$ 16,164,124
Investment, Identifier [Axis]: EQUITY SECURITIES | SI-BONE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	30,791
Investments, current value	$ 607,199
Investment, Identifier [Axis]: EQUITY SECURITIES | SIEMENS AG
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	31,573
Investments, current value	$ 8,867,759
Investment, Identifier [Axis]: EQUITY SECURITIES | SIGHT SCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	11,981
Investments, current value	$ 95,009
Investment, Identifier [Axis]: EQUITY SECURITIES | SIGNET JEWELERS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	46,746
Investments, current value	$ 3,874,308
Investment, Identifier [Axis]: EQUITY SECURITIES | SIMMONS FIRST NATIONAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	83,193
Investments, current value	$ 1,568,188
Investment, Identifier [Axis]: EQUITY SECURITIES | SIMPSON MANUFACTURING CO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,719
Investments, current value	$ 277,567
Investment, Identifier [Axis]: EQUITY SECURITIES | SIRIUSPOINT LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	48,194
Investments, current value	$ 1,054,967
Investment, Identifier [Axis]: EQUITY SECURITIES | SITIME CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	18,513
Investments, current value	$ 6,538,607
Investment, Identifier [Axis]: EQUITY SECURITIES | SKYWARD SPECIALTY INSURANCE GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	71,482
Investments, current value	$ 3,653,445
Investment, Identifier [Axis]: EQUITY SECURITIES | SKYWEST INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	15,285
Investments, current value	$ 1,534,767
Investment, Identifier [Axis]: EQUITY SECURITIES | SL GREEN REALTY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	16,648
Investments, current value	$ 763,644
Investment, Identifier [Axis]: EQUITY SECURITIES | SLB LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	163,755
Investments, current value	$ 6,284,917
Investment, Identifier [Axis]: EQUITY SECURITIES | SMARTFINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	4,278
Investments, current value	$ 158,243
Investment, Identifier [Axis]: EQUITY SECURITIES | SMARTSTOP SELF STORAGE REIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	41,433
Investments, current value	$ 1,281,937
Investment, Identifier [Axis]: EQUITY SECURITIES | SMC CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	38,100
Investments, current value	$ 13,237,590
Investment, Identifier [Axis]: EQUITY SECURITIES | SMITH & NEPHEW PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	303,003
Investments, current value	$ 5,047,559
Investment, Identifier [Axis]: EQUITY SECURITIES | SMITHS GROUP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	72,765
Investments, current value	$ 2,301,963
Investment, Identifier [Axis]: EQUITY SECURITIES | SMURFIT WESTROCK PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	256,078
Investments, current value	$ 9,902,536
Investment, Identifier [Axis]: EQUITY SECURITIES | SOCIETE GENERALE SA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	113,387
Investments, current value	$ 9,151,261
Investment, Identifier [Axis]: EQUITY SECURITIES | SOLARIS ENERGY INFRASTRUCTURE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	22,402
Investments, current value	$ 1,029,820
Investment, Identifier [Axis]: EQUITY SECURITIES | SOLENO THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	25,100
Investments, current value	$ 1,162,130
Investment, Identifier [Axis]: EQUITY SECURITIES | SOMPO HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	262,800
Investments, current value	$ 8,946,383
Investment, Identifier [Axis]: EQUITY SECURITIES | SONIC AUTOMOTIVE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	6,622
Investments, current value	$ 409,637
Investment, Identifier [Axis]: EQUITY SECURITIES | SOTERA HEALTH CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	82,596
Investments, current value	$ 1,456,993
Investment, Identifier [Axis]: EQUITY SECURITIES | SOUNDHOUND AI INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	72,659
Investments, current value	$ 724,410
Investment, Identifier [Axis]: EQUITY SECURITIES | SOUTH PLAINS FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	70,818
Investments, current value	$ 2,747,738
Investment, Identifier [Axis]: EQUITY SECURITIES | SOUTHERN CO/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	146,851
Investments, current value	$ 12,805,407
Investment, Identifier [Axis]: EQUITY SECURITIES | SOUTHERN MISSOURI BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	5,183
Investments, current value	$ 306,419
Investment, Identifier [Axis]: EQUITY SECURITIES | SOUTHSIDE BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	14,109
Investments, current value	$ 428,773
Investment, Identifier [Axis]: EQUITY SECURITIES | SOUTHSTATE BANK CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	4,951
Investments, current value	$ 465,939
Investment, Identifier [Axis]: EQUITY SECURITIES | SOUTHWEST GAS HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	36,106
Investments, current value	$ 2,889,202
Investment, Identifier [Axis]: EQUITY SECURITIES | SPOTIFY TECHNOLOGY SA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	26,950
Investments, current value	$ 15,650,135
Investment, Identifier [Axis]: EQUITY SECURITIES | SSR MINING INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	71,597
Investments, current value	$ 1,569,406
Investment, Identifier [Axis]: EQUITY SECURITIES | STAGWELL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	147,842
Investments, current value	$ 722,947
Investment, Identifier [Axis]: EQUITY SECURITIES | STANDARD CHARTERED PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	288,974
Investments, current value	$ 7,081,831
Investment, Identifier [Axis]: EQUITY SECURITIES | STANDARDAERO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	24,844
Investments, current value	$ 712,526
Investment, Identifier [Axis]: EQUITY SECURITIES | STANLEY BLACK & DECKER INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	138,207
Investments, current value	$ 10,266,016
Investment, Identifier [Axis]: EQUITY SECURITIES | STEPSTONE GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	4,591
Investments, current value	$ 294,604
Investment, Identifier [Axis]: EQUITY SECURITIES | STERLING INFRASTRUCTURE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	13,645
Investments, current value	$ 4,178,508
Investment, Identifier [Axis]: EQUITY SECURITIES | STEWART INFORMATION SERVICES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	7,857
Investments, current value	$ 552,033
Investment, Identifier [Axis]: EQUITY SECURITIES | STOKE THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	30,623
Investments, current value	$ 971,974
Investment, Identifier [Axis]: EQUITY SECURITIES | STONEX GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	33,003
Investments, current value	$ 3,139,575
Investment, Identifier [Axis]: EQUITY SECURITIES | STRYKER CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	99,072
Investments, current value	$ 34,820,836
Investment, Identifier [Axis]: EQUITY SECURITIES | SUMITOMO MITSUI FINANCIAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	151,900
Investments, current value	$ 4,885,182
Investment, Identifier [Axis]: EQUITY SECURITIES | SUMMIT HOTEL PROPERTIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	461,944
Investments, current value	$ 2,249,667
Investment, Identifier [Axis]: EQUITY SECURITIES | SUNOPTA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	204,718
Investments, current value	$ 777,928
Investment, Identifier [Axis]: EQUITY SECURITIES | SUNRUN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	48,967
Investments, current value	$ 900,993
Investment, Identifier [Axis]: EQUITY SECURITIES | SUPER GROUP SGHC LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	150,004
Investments, current value	$ 1,792,548
Investment, Identifier [Axis]: EQUITY SECURITIES | SUPERNUS PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	16,837
Investments, current value	$ 836,799
Investment, Identifier [Axis]: EQUITY SECURITIES | SURGERY PARTNERS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	11,566
Investments, current value	$ 178,695
Investment, Identifier [Axis]: EQUITY SECURITIES | SYENSQO SA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	74,796
Investments, current value	$ 6,022,596
Investment, Identifier [Axis]: EQUITY SECURITIES | SYNDAX PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	27,074
Investments, current value	$ 568,825
Investment, Identifier [Axis]: EQUITY SECURITIES | T-MOBILE US INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	40,630
Investments, current value	$ 8,249,515
Investment, Identifier [Axis]: EQUITY SECURITIES | TAIWAN SEMICONDUCTOR MANUFACTURING CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	84,920
Investments, current value	$ 25,806,339
Investment, Identifier [Axis]: EQUITY SECURITIES | TANDEM DIABETES CARE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	45,364
Investments, current value	$ 997,101
Investment, Identifier [Axis]: EQUITY SECURITIES | TANGER INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	54,349
Investments, current value	$ 1,813,626
Investment, Identifier [Axis]: EQUITY SECURITIES | TARSUS PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	110,307
Investments, current value	$ 9,031,937
Investment, Identifier [Axis]: EQUITY SECURITIES | TAYLOR MORRISON HOME CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	45,556
Investments, current value	$ 2,681,882
Investment, Identifier [Axis]: EQUITY SECURITIES | TE CONNECTIVITY PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	10,190
Investments, current value	$ 2,318,327
Investment, Identifier [Axis]: EQUITY SECURITIES | TECHTARGET INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	49,130
Investments, current value	$ 265,302
Investment, Identifier [Axis]: EQUITY SECURITIES | TEEKAY CORP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	186,902
Investments, current value	$ 1,687,725
Investment, Identifier [Axis]: EQUITY SECURITIES | TEEKAY TANKERS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	42,840
Investments, current value	$ 2,288,513
Investment, Identifier [Axis]: EQUITY SECURITIES | TELEPHONE AND DATA SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	21,347
Investments, current value	$ 875,227
Investment, Identifier [Axis]: EQUITY SECURITIES | TENABLE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	43,194
Investments, current value	$ 1,016,355
Investment, Identifier [Axis]: EQUITY SECURITIES | TENCENT HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	113,500
Investments, current value	$ 8,734,695
Investment, Identifier [Axis]: EQUITY SECURITIES | TERAWULF INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	107,527
Investments, current value	$ 1,235,485
Investment, Identifier [Axis]: EQUITY SECURITIES | TEREX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	38,305
Investments, current value	$ 2,044,721
Investment, Identifier [Axis]: EQUITY SECURITIES | TERNS PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	70,534
Investments, current value	$ 2,849,574
Investment, Identifier [Axis]: EQUITY SECURITIES | TERRENO REALTY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	15,800
Investments, current value	$ 927,618
Investment, Identifier [Axis]: EQUITY SECURITIES | TESLA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	134,761
Investments, current value	$ 60,604,717
Investment, Identifier [Axis]: EQUITY SECURITIES | TETRA TECH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	58,572
Investments, current value	$ 1,964,505
Investment, Identifier [Axis]: EQUITY SECURITIES | TEXAS CAPITAL BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	3,732
Investments, current value	$ 337,895
Investment, Identifier [Axis]: EQUITY SECURITIES | TEXAS INSTRUMENTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	55,779
Investments, current value	$ 9,677,099
Investment, Identifier [Axis]: EQUITY SECURITIES | THERAVANCE BIOPHARMA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	31,985
Investments, current value	$ 598,439
Investment, Identifier [Axis]: EQUITY SECURITIES | THERMO FISHER SCIENTIFIC INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	39,677
Investments, current value	$ 22,990,838
Investment, Identifier [Axis]: EQUITY SECURITIES | THERMON GROUP HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	37,981
Investments, current value	$ 1,411,374
Investment, Identifier [Axis]: EQUITY SECURITIES | THRYV HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	43,496
Investments, current value	$ 263,151
Investment, Identifier [Axis]: EQUITY SECURITIES | TIDEWATER INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	13,493
Investments, current value	$ 681,531
Investment, Identifier [Axis]: EQUITY SECURITIES | TITAN INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	77,872
Investments, current value	$ 609,738
Investment, Identifier [Axis]: EQUITY SECURITIES | TJX COS INC/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	90,409
Investments, current value	$ 13,887,726
Investment, Identifier [Axis]: EQUITY SECURITIES | TOPGOLF CALLAWAY BRANDS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	127,372
Investments, current value	$ 1,486,431
Investment, Identifier [Axis]: EQUITY SECURITIES | TOTALENERGIES SE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	135,337
Investments, current value	$ 8,853,747
Investment, Identifier [Axis]: EQUITY SECURITIES | TOWER SEMICONDUCTOR LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	81,670
Investments, current value	$ 9,589,691
Investment, Identifier [Axis]: EQUITY SECURITIES | TOWNE BANK/PORTSMOUTH VA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	33,215
Investments, current value	$ 1,108,385
Investment, Identifier [Axis]: EQUITY SECURITIES | TPG RE FINANCE TRUST INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	50,104
Investments, current value	$ 431,395
Investment, Identifier [Axis]: EQUITY SECURITIES | TRADEWEB MARKETS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	170,411
Investments, current value	$ 18,325,999
Investment, Identifier [Axis]: EQUITY SECURITIES | TRANSMEDICS GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	14,140
Investments, current value	$ 1,720,131
Investment, Identifier [Axis]: EQUITY SECURITIES | TRANSOCEAN LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	575,368
Investments, current value	$ 2,376,270
Investment, Identifier [Axis]: EQUITY SECURITIES | TRANSUNION
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	197,306
Investments, current value	$ 16,918,990
Investment, Identifier [Axis]: EQUITY SECURITIES | TRAVERE THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	58,269
Investments, current value	$ 2,226,458
Investment, Identifier [Axis]: EQUITY SECURITIES | TRI POINTE HOMES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	74,255
Investments, current value	$ 2,336,805
Investment, Identifier [Axis]: EQUITY SECURITIES | TRICO BANCSHARES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	13,933
Investments, current value	$ 660,006
Investment, Identifier [Axis]: EQUITY SECURITIES | TRINET GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	8,386
Investments, current value	$ 495,864
Investment, Identifier [Axis]: EQUITY SECURITIES | TRINITY INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	160,937
Investments, current value	$ 4,255,174
Investment, Identifier [Axis]: EQUITY SECURITIES | TTM TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	75,253
Investments, current value	$ 5,192,457
Investment, Identifier [Axis]: EQUITY SECURITIES | TURNING POINT BRANDS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	6,387
Investments, current value	$ 692,351
Investment, Identifier [Axis]: EQUITY SECURITIES | TURTLE BEACH CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	33,723
Investments, current value	$ 473,134
Investment, Identifier [Axis]: EQUITY SECURITIES | TUTOR PERINI CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	27,000
Investments, current value	$ 1,809,540
Investment, Identifier [Axis]: EQUITY SECURITIES | TWIST BIOSCIENCE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	98,268
Investments, current value	$ 3,117,061
Investment, Identifier [Axis]: EQUITY SECURITIES | TYRA BIOSCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	19,493
Investments, current value	$ 512,471
Investment, Identifier [Axis]: EQUITY SECURITIES | UBER TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	284,850
Investments, current value	$ 23,275,094
Investment, Identifier [Axis]: EQUITY SECURITIES | UFP INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	21,037
Investments, current value	$ 1,915,419
Investment, Identifier [Axis]: EQUITY SECURITIES | ULTRA CLEAN HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	87,412
Investments, current value	$ 2,214,146
Investment, Identifier [Axis]: EQUITY SECURITIES | UMB FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	13,808
Investments, current value	$ 1,588,472
Investment, Identifier [Axis]: EQUITY SECURITIES | UMH PROPERTIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	238,659
Investments, current value	$ 3,797,065
Investment, Identifier [Axis]: EQUITY SECURITIES | UNICREDIT SPA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	139,323
Investments, current value	$ 11,604,491
Investment, Identifier [Axis]: EQUITY SECURITIES | UNIQURE NV
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	32,510
Investments, current value	$ 777,964
Investment, Identifier [Axis]: EQUITY SECURITIES | UNISYS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	261,033
Investments, current value	$ 720,451
Investment, Identifier [Axis]: EQUITY SECURITIES | UNITED BANKSHARES INC/WV
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	11,015
Investments, current value	$ 422,976
Investment, Identifier [Axis]: EQUITY SECURITIES | UNITED COMMUNITY BANKS INC/GA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	9,077
Investments, current value	$ 283,384
Investment, Identifier [Axis]: EQUITY SECURITIES | UNITED NATURAL FOODS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	34,169
Investments, current value	$ 1,150,470
Investment, Identifier [Axis]: EQUITY SECURITIES | UNITED OVERSEAS BANK LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	256,300
Investments, current value	$ 6,987,463
Investment, Identifier [Axis]: EQUITY SECURITIES | UNITED PARCEL SERVICE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	16,452
Investments, current value	$ 1,631,874
Investment, Identifier [Axis]: EQUITY SECURITIES | UNITED PARKS & RESORTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	36,354
Investments, current value	$ 1,319,650
Investment, Identifier [Axis]: EQUITY SECURITIES | UNITEDHEALTH GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	10,852
Investments, current value	$ 3,582,354
Investment, Identifier [Axis]: EQUITY SECURITIES | UNITIL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	48,263
Investments, current value	$ 2,337,860
Investment, Identifier [Axis]: EQUITY SECURITIES | UNITY BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	8,962
Investments, current value	$ 463,515
Investment, Identifier [Axis]: EQUITY SECURITIES | UNITY SOFTWARE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	360,508
Investments, current value	$ 15,923,638
Investment, Identifier [Axis]: EQUITY SECURITIES | UNIVERSAL DISPLAY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	16,268
Investments, current value	$ 1,899,777
Investment, Identifier [Axis]: EQUITY SECURITIES | UNIVERSAL INSURANCE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	6,292
Investments, current value	$ 212,670
Investment, Identifier [Axis]: EQUITY SECURITIES | UNIVEST FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	17,892
Investments, current value	$ 585,784
Investment, Identifier [Axis]: EQUITY SECURITIES | UPSTART HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	27,463
Investments, current value	$ 1,200,957
Investment, Identifier [Axis]: EQUITY SECURITIES | URANIUM ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	116,262
Investments, current value	$ 1,357,940
Investment, Identifier [Axis]: EQUITY SECURITIES | URBAN EDGE PROPERTIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	222,600
Investments, current value	$ 4,271,694
Investment, Identifier [Axis]: EQUITY SECURITIES | URBAN OUTFITTERS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	35,928
Investments, current value	$ 2,703,941
Investment, Identifier [Axis]: EQUITY SECURITIES | US BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	302,100
Investments, current value	$ 16,120,056
Investment, Identifier [Axis]: EQUITY SECURITIES | US PHYSICAL THERAPY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	19,235
Investments, current value	$ 1,502,061
Investment, Identifier [Axis]: EQUITY SECURITIES | UTZ BRANDS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	284,651
Investments, current value	$ 2,954,677
Investment, Identifier [Axis]: EQUITY SECURITIES | VALARIS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	9,131
Investments, current value	$ 460,202
Investment, Identifier [Axis]: EQUITY SECURITIES | VARONIS SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	105,213
Investments, current value	$ 3,450,986
Investment, Identifier [Axis]: EQUITY SECURITIES | VAXCYTE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	40,623
Investments, current value	$ 1,874,345
Investment, Identifier [Axis]: EQUITY SECURITIES | VERACYTE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	78,747
Investments, current value	$ 3,315,249
Investment, Identifier [Axis]: EQUITY SECURITIES | VERICEL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	23,332
Investments, current value	$ 840,185
Investment, Identifier [Axis]: EQUITY SECURITIES | VERIS RESIDENTIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	15,169
Investments, current value	$ 225,715
Investment, Identifier [Axis]: EQUITY SECURITIES | VERRA MOBILITY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	96,314
Investments, current value	$ 2,158,397
Investment, Identifier [Axis]: EQUITY SECURITIES | VERTEX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	67,228
Investments, current value	$ 1,342,543
Investment, Identifier [Axis]: EQUITY SECURITIES | VIA TRANSPORTATION INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	14,758
Investments, current value	$ 428,130
Investment, Identifier [Axis]: EQUITY SECURITIES | VIASAT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	31,164
Investments, current value	$ 1,073,911
Investment, Identifier [Axis]: EQUITY SECURITIES | VIATRIS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	705,594
Investments, current value	$ 8,784,645
Investment, Identifier [Axis]: EQUITY SECURITIES | VICTORIA'S SECRET & CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	31,143
Investments, current value	$ 1,687,016
Investment, Identifier [Axis]: EQUITY SECURITIES | VICTORY CAPITAL HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	12,417
Investments, current value	$ 783,389
Investment, Identifier [Axis]: EQUITY SECURITIES | VIRIDIAN THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	37,240
Investments, current value	$ 1,158,909
Investment, Identifier [Axis]: EQUITY SECURITIES | VIRTUS INVESTMENT PARTNERS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	5,604
Investments, current value	$ 914,293
Investment, Identifier [Axis]: EQUITY SECURITIES | VISA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	49,568
Investments, current value	$ 17,383,993
Investment, Identifier [Axis]: EQUITY SECURITIES | VISHAY INTERTECHNOLOGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	102,161
Investments, current value	$ 1,480,313
Investment, Identifier [Axis]: EQUITY SECURITIES | VITA COCO CO INC/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	18,457
Investments, current value	$ 978,406
Investment, Identifier [Axis]: EQUITY SECURITIES | VITAL FARMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	24,208
Investments, current value	$ 773,204
Investment, Identifier [Axis]: EQUITY SECURITIES | VSE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	50,057
Investments, current value	$ 8,648,348
Investment, Identifier [Axis]: EQUITY SECURITIES | WALKER & DUNLOP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	18,542
Investments, current value	$ 1,115,301
Investment, Identifier [Axis]: EQUITY SECURITIES | WALMART INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	37,211
Investments, current value	$ 4,145,678
Investment, Identifier [Axis]: EQUITY SECURITIES | WALT DISNEY CO/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	63,966
Investments, current value	$ 7,277,412
Investment, Identifier [Axis]: EQUITY SECURITIES | WARBY PARKER INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	173,062
Investments, current value	$ 3,771,021
Investment, Identifier [Axis]: EQUITY SECURITIES | WARRIOR MET COAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	20,932
Investments, current value	$ 1,845,574
Investment, Identifier [Axis]: EQUITY SECURITIES | WASTE CONNECTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	164,801
Investments, current value	$ 28,899,503
Investment, Identifier [Axis]: EQUITY SECURITIES | WATTS WATER TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	15,453
Investments, current value	$ 4,265,337
Investment, Identifier [Axis]: EQUITY SECURITIES | WAVE LIFE SCIENCES LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	42,481
Investments, current value	$ 722,177
Investment, Identifier [Axis]: EQUITY SECURITIES | WAYSTAR HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	92,688
Investments, current value	$ 3,035,532
Investment, Identifier [Axis]: EQUITY SECURITIES | WEATHERFORD INTERNATIONAL PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	11,570
Investments, current value	$ 905,468
Investment, Identifier [Axis]: EQUITY SECURITIES | WELLS FARGO & CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	145,558
Investments, current value	$ 13,566,006
Investment, Identifier [Axis]: EQUITY SECURITIES | WELLTOWER INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	207,069
Investments, current value	$ 38,434,077
Investment, Identifier [Axis]: EQUITY SECURITIES | WESBANCO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	17,609
Investments, current value	$ 585,323
Investment, Identifier [Axis]: EQUITY SECURITIES | WESCO INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	8,627
Investments, current value	$ 2,110,509
Investment, Identifier [Axis]: EQUITY SECURITIES | WEYERHAEUSER CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	295,346
Investments, current value	$ 6,996,747
Investment, Identifier [Axis]: EQUITY SECURITIES | WH SMITH PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	525,096
Investments, current value	$ 4,513,132
Investment, Identifier [Axis]: EQUITY SECURITIES | WHITEFIBER INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	33,695
Investments, current value	$ 532,381
Investment, Identifier [Axis]: EQUITY SECURITIES | WILLIAMS COS INC/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	66,728
Investments, current value	$ 4,011,020
Investment, Identifier [Axis]: EQUITY SECURITIES | WINTRUST FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	43,396
Investments, current value	$ 6,067,628
Investment, Identifier [Axis]: EQUITY SECURITIES | WISDOMTREE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	34,861
Investments, current value	$ 424,956
Investment, Identifier [Axis]: EQUITY SECURITIES | WIZZ AIR HOLDINGS PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	76,731
Investments, current value	$ 1,316,922
Investment, Identifier [Axis]: EQUITY SECURITIES | WM TECHNOLOGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	188,091
Investments, current value	$ 155,194
Investment, Identifier [Axis]: EQUITY SECURITIES | WOLVERINE WORLD WIDE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	207,041
Investments, current value	$ 3,757,794
Investment, Identifier [Axis]: EQUITY SECURITIES | WORKIVA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	13,568
Investments, current value	$ 1,170,240
Investment, Identifier [Axis]: EQUITY SECURITIES | WORLD KINECT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	43,546
Investments, current value	$ 1,020,283
Investment, Identifier [Axis]: EQUITY SECURITIES | WORLDLINE SA/FRANCE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	417,306
Investments, current value	$ 765,544
Investment, Identifier [Axis]: EQUITY SECURITIES | WORTHINGTON ENTERPRISES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	7,947
Investments, current value	$ 409,827
Investment, Identifier [Axis]: EQUITY SECURITIES | WSFS FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	6,561
Investments, current value	$ 362,430
Investment, Identifier [Axis]: EQUITY SECURITIES | XENCOR INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	54,878
Investments, current value	$ 840,182
Investment, Identifier [Axis]: EQUITY SECURITIES | XENIA HOTELS & RESORTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	130,428
Investments, current value	$ 1,844,252
Investment, Identifier [Axis]: EQUITY SECURITIES | XPERI INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	206,779
Investments, current value	$ 1,211,725
Investment, Identifier [Axis]: EQUITY SECURITIES | YELP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	64,814
Investments, current value	$ 1,969,697
Investment, Identifier [Axis]: EQUITY SECURITIES | ZETA GLOBAL HOLDINGS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	47,430
Investments, current value	$ 965,201
Investment, Identifier [Axis]: EQUITY SECURITIES | ZEVRA THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	133,975
Investments, current value	$ 1,200,416
Investment, Identifier [Axis]: EQUITY SECURITIES | ZIMMER BIOMET HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	162,671
Investments, current value	$ 14,627,376
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | ALTERNATIVE LOAN TRUST 2006-OA17
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	220,367
Investments, current value	197,890
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | BAMLL COMMERCIAL MORTGAGE SECURITIES TRUST 2021-JACX
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,100,000
Investments, current value	1,060,642
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | BANC OF AMERICA FUNDING 2007-3 TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	54,128
Investments, current value	46,577
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | BANC OF AMERICA FUNDING 2007-C TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	31,976
Investments, current value	29,842
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | BANC OF AMERICA MORTGAGE 2005-A TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	18,580
Investments, current value	18,251
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | BENCHMARK 2018-B4 MORTGAGE TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 93,071
Rate of Interest	3.98%
Investments, current value	$ 92,406
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | CHL MORTGAGE PASS-THROUGH TRUST 2004-HYB7
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	16,481
Investments, current value	15,770
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | CIM TRUST 2019-INV1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	32,141
Investments, current value	31,196
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | CIM TRUST 2023-I2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	436,515
Investments, current value	438,356
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | CITIGROUP COMMERCIAL MORTGAGE TRUST 2016-C1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	3.21%
Investments, current value	$ 498,060
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | CITIGROUP MORTGAGE LOAN TRUST 2007-10
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	41,179
Investments, current value	38,675
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | CITIGROUP MORTGAGE LOAN TRUST INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	132,517
Investments, current value	116,936
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | COMM 2016-COR1 MORTGAGE TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 600,000
Rate of Interest	3.09%
Investments, current value	$ 593,616
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | COMM 2018-COR3 MORTGAGE TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,900,000
Rate of Interest	4.23%
Investments, current value	$ 1,871,929
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | CSMC 2020-FACT
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,400,000
Investments, current value	1,393,014
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | CSWF 2021-SOP2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	58,635
Investments, current value	57,580
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | EQUS 2021-EQAZ MORTGAGE TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	635,869
Investments, current value	635,672
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FANNIE MAE OR FREDDIE MAC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 300,000
Rate of Interest	5.00%
Investments, current value	$ 299,228
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FANNIE MAE OR FREDDIE MAC 10
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 21,380,000
Rate of Interest	6.00%
Investments, current value	$ 21,946,629
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FANNIE MAE OR FREDDIE MAC 11
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 52,900,000
Rate of Interest	5.50%
Investments, current value	$ 53,623,053
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FANNIE MAE OR FREDDIE MAC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,400,000
Rate of Interest	4.00%
Investments, current value	$ 3,227,190
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FANNIE MAE OR FREDDIE MAC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 5,000,000
Rate of Interest	6.50%
Investments, current value	$ 5,197,578
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FANNIE MAE OR FREDDIE MAC 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 6,620,000
Rate of Interest	3.00%
Investments, current value	$ 5,862,843
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FANNIE MAE OR FREDDIE MAC 5
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 9,100,000
Rate of Interest	4.50%
Investments, current value	$ 8,886,822
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FANNIE MAE OR FREDDIE MAC 6
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 10,015,000
Rate of Interest	5.00%
Investments, current value	$ 9,989,219
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FANNIE MAE OR FREDDIE MAC 7
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 10,800,000
Rate of Interest	4.50%
Investments, current value	$ 10,546,998
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FANNIE MAE OR FREDDIE MAC 8
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 12,600,000
Rate of Interest	2.50%
Investments, current value	$ 10,673,578
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FANNIE MAE OR FREDDIE MAC 9
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 19,250,000
Rate of Interest	3.50%
Investments, current value	$ 17,769,847
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL HOME LOAN MORTGAGE CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,421,370
Rate of Interest	2.50%
Investments, current value	$ 1,268,748
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL HOME LOAN MORTGAGE CORP 10
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	708,012
Investments, current value	712,288
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL HOME LOAN MORTGAGE CORP 11
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	108,017
Investments, current value	105,100
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL HOME LOAN MORTGAGE CORP 12
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	114,511
Investments, current value	114,529
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL HOME LOAN MORTGAGE CORP 13
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,874,719
Investments, current value	1,823,286
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL HOME LOAN MORTGAGE CORP 14
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	392,505
Investments, current value	394,336
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL HOME LOAN MORTGAGE CORP 15
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	578,798
Investments, current value	581,291
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL HOME LOAN MORTGAGE CORP 16
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	3,762,187
Investments, current value	3,778,390
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL HOME LOAN MORTGAGE CORP 17
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	10,501
Investments, current value	10,907
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL HOME LOAN MORTGAGE CORP 18
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	243,893
Investments, current value	238,900
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL HOME LOAN MORTGAGE CORP 19
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	2,501,406
Investments, current value	2,510,847
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL HOME LOAN MORTGAGE CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,848
Rate of Interest	4.00%
Investments, current value	$ 3,806
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL HOME LOAN MORTGAGE CORP 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,002
Rate of Interest	4.00%
Investments, current value	$ 984
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL HOME LOAN MORTGAGE CORP 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 198,931
Rate of Interest	4.00%
Investments, current value	$ 191,346
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL HOME LOAN MORTGAGE CORP 5
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	30,331
Investments, current value	31,607
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL HOME LOAN MORTGAGE CORP 6
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	439,325
Investments, current value	430,348
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL HOME LOAN MORTGAGE CORP 7
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,590,976
Investments, current value	1,597,435
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL HOME LOAN MORTGAGE CORP 8
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,545,532
Investments, current value	1,551,929
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL HOME LOAN MORTGAGE CORP 9
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	675,503
Investments, current value	676,268
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 673,213
Rate of Interest	3.00%
Investments, current value	$ 623,195
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 10
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 77,096
Rate of Interest	4.00%
Investments, current value	$ 75,295
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 11
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 135,123
Rate of Interest	4.00%
Investments, current value	$ 132,047
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 12
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 21,652
Rate of Interest	4.00%
Investments, current value	$ 21,203
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 13
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 53,745
Rate of Interest	4.00%
Investments, current value	$ 51,384
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 14
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 18,441
Rate of Interest	4.00%
Investments, current value	$ 18,059
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 15
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 81,065
Rate of Interest	4.00%
Investments, current value	$ 79,360
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 16
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 41,171
Rate of Interest	4.00%
Investments, current value	$ 39,747
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 17
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 549,365
Rate of Interest	4.00%
Investments, current value	$ 531,540
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 18
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 692,619
Rate of Interest	4.00%
Investments, current value	$ 670,371
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 19
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 442,998
Rate of Interest	4.00%
Investments, current value	$ 426,274
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	53,193
Investments, current value	52,639
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 20
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 26,873
Rate of Interest	4.00%
Investments, current value	$ 26,322
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 21
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 250,980
Rate of Interest	4.00%
Investments, current value	$ 245,597
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 22
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 39,573
Rate of Interest	4.00%
Investments, current value	$ 38,280
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 23
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 55,156
Rate of Interest	4.00%
Investments, current value	$ 53,726
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 24
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 851,324
Rate of Interest	4.00%
Investments, current value	$ 809,515
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,262,622
Rate of Interest	4.00%
Investments, current value	$ 1,233,809
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 73,819
Rate of Interest	4.00%
Investments, current value	$ 71,191
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 27
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 23,134
Rate of Interest	4.00%
Investments, current value	$ 22,726
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 28
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 257,832
Rate of Interest	4.00%
Investments, current value	$ 251,846
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 29
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 127,522
Rate of Interest	4.00%
Investments, current value	$ 124,906
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	693,638
Investments, current value	696,131
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 30
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 241,232
Rate of Interest	4.00%
Investments, current value	$ 234,445
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 31
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 80,178
Rate of Interest	4.50%
Investments, current value	$ 78,938
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 32
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 992,266
Rate of Interest	4.50%
Investments, current value	$ 977,199
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 33
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,323,092
Rate of Interest	5.00%
Investments, current value	$ 2,323,533
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 34
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 80,711
Rate of Interest	4.50%
Investments, current value	$ 79,260
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 35
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,291,770
Rate of Interest	5.00%
Investments, current value	$ 1,297,211
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 36
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 327,759
Rate of Interest	5.00%
Investments, current value	$ 329,593
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 37
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 431,907
Rate of Interest	5.00%
Investments, current value	$ 434,867
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 38
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,891,649
Rate of Interest	5.50%
Investments, current value	$ 3,951,500
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 39
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 6,823,724
Rate of Interest	6.00%
Investments, current value	$ 7,010,558
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 62,522
Rate of Interest	2.00%
Investments, current value	$ 55,967
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 40
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	404,458
Investments, current value	398,431
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 41
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	71,562
Investments, current value	71,312
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 5
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 472,445
Rate of Interest	2.50%
Investments, current value	$ 458,829
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 6
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 78,877
Rate of Interest	3.00%
Investments, current value	$ 72,111
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 7
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 123,827
Rate of Interest	3.00%
Investments, current value	$ 1,417
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 8
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 318,895
Rate of Interest	3.00%
Investments, current value	$ 295,520
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 9
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 918,665
Rate of Interest	3.00%
Investments, current value	$ 897,349
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FREDDIE MAC POOL 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 432,148
Rate of Interest	4.00%
Investments, current value	$ 411,323
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FREDDIE MAC POOL 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,409,241
Rate of Interest	5.00%
Investments, current value	$ 1,410,953
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FREDDIE MAC POOL 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 294,109
Rate of Interest	5.00%
Investments, current value	$ 293,846
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FREDDIE MAC POOL 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 734,257
Rate of Interest	5.50%
Investments, current value	$ 746,317
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FREDDIE MAC POOL 5
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 641,505
Rate of Interest	6.00%
Investments, current value	$ 670,470
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FREDDIE MAC POOL 6
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 210,646
Rate of Interest	6.50%
Investments, current value	$ 218,831
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FREDDIE MAC WHOLE LOAN SECURITIES TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 501,560
Rate of Interest	3.50%
Investments, current value	$ 446,696
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 200,000
Rate of Interest	2.50%
Investments, current value	$ 172,875
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 10
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 672,280
Rate of Interest	3.50%
Investments, current value	$ 621,694
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 11
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,541,724
Rate of Interest	3.50%
Investments, current value	$ 3,230,686
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 12
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 73,399
Rate of Interest	4.00%
Investments, current value	$ 70,547
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 13
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 393
Rate of Interest	7.50%
Investments, current value	$ 399
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 14
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	659,768
Investments, current value	661,555
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 15
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	350,721
Investments, current value	347,525
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 16
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	387,578
Investments, current value	390,649
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 17
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	575,729
Investments, current value	579,580
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 18
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	585,438
Investments, current value	587,499
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 19
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	982,515
Investments, current value	987,399
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 5,015,000
Rate of Interest	5.00%
Investments, current value	$ 5,006,901
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 20
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	289,373
Investments, current value	291,295
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 21
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	664,167
Investments, current value	668,579
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 22
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	31,962
Investments, current value	31,564
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 23
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	203,527
Investments, current value	200,022
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 24
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	370,482
Investments, current value	365,700
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	124,086
Investments, current value	124,850
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	12,355
Investments, current value	12,198
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 27
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	101,532
Investments, current value	101,913
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 28
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	260,954
Investments, current value	254,985
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 29
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	598,029
Investments, current value	590,655
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,600,000
Rate of Interest	4.50%
Investments, current value	$ 3,509,158
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 30
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	3,705,211
Investments, current value	3,735,552
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 31
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	240,657
Investments, current value	242,135
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 32
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	3,790,942
Investments, current value	3,803,716
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 33
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	4,012,174
Investments, current value	4,019,281
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 34
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	214,196
Investments, current value	214,668
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 35
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	4,271,902
Investments, current value	4,293,795
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 36
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	401,511
Investments, current value	406,739
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 37
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,409,046
Investments, current value	1,421,285
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,400,000
Rate of Interest	4.00%
Investments, current value	$ 4,155,754
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 5
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 5,600,000
Rate of Interest	6.00%
Investments, current value	$ 5,705,137
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 6
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 97,000
Rate of Interest	2.00%
Investments, current value	$ 80,508
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 7
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	3,958,347
Investments, current value	3,973,888
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 8
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 703,000
Rate of Interest	2.00%
Investments, current value	$ 583,348
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 9
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 13,329,780
Rate of Interest	3.50%
Investments, current value	$ 12,273,240
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | HARBORVIEW MORTGAGE LOAN TRUST 2005-9 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	388,779
Investments, current value	365,403
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | HARBORVIEW MORTGAGE LOAN TRUST 2005-9 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	509,921
Investments, current value	480,954
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | HARBORVIEW MORTGAGE LOAN TRUST 2006-2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	63,486
Investments, current value	16,387
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | MASTR ADJUSTABLE RATE MORTGAGES TRUST 2006-2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	13,382
Investments, current value	12,969
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | MFA 2022-INV3 TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	241,937
Investments, current value	240,164
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | MFA 2023-INV2 TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	532,369
Investments, current value	537,598
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | MILL CITY MORTGAGE LOAN TRUST 2019-GS1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	45,461
Investments, current value	44,696
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | MILL CITY MORTGAGE LOAN TRUST 2019-GS2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	304,572
Investments, current value	297,242
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | MORGAN STANLEY CAPITAL I 2017-HR2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 400,000
Rate of Interest	3.59%
Investments, current value	$ 395,296
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | MORGAN STANLEY CAPITAL I TRUST 2019-L2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 200,000
Rate of Interest	4.07%
Investments, current value	$ 196,554
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | MORGAN STANLEY MORTGAGE LOAN TRUST 2004-6AR
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	9,884
Investments, current value	9,486
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | MORGAN STANLEY MORTGAGE LOAN TRUST 2005-3AR
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	96,149
Investments, current value	85,953
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | MORGAN STANLEY MORTGAGE LOAN TRUST 2006-8AR
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	22,039
Investments, current value	21,303
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | MORGAN STANLEY MORTGAGE LOAN TRUST 2007-11AR
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	180,690
Investments, current value	102,206
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | MRCD 2019-MARK MORTGAGE TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,800,000
Rate of Interest	2.72%
Investments, current value	$ 1,512,000
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | NEW ORLEANS HOTEL TRUST 2019-HNLA
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,700,000
Investments, current value	1,689,571
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | NEW RESIDENTIAL MORTGAGE LOAN TRUST 2021-NQM2R
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	57,146
Investments, current value	54,925
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | NEW RESIDENTIAL MORTGAGE LOAN TRUST 2023-NQM1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	417,570
Investments, current value	422,219
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | NYMT LOAN TRUST 2024-INV1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	842,709
Investments, current value	847,758
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | OBX 2023-NQM4 TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	301,408
Investments, current value	301,781
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | OBX 2023-NQM7 TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	378,124
Investments, current value	381,480
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | OBX 2024-HYB2 TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	565,385
Investments, current value	560,666
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | PRKCM 2022-AFC2 TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	443,866
Investments, current value	443,469
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | PRKCM 2023-AFC3 TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	390,382
Investments, current value	392,531
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | PRPM 2024-NQM1 TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	512,794
Investments, current value	518,576
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | RALI SERIES 2005-QA13 TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	288,005
Investments, current value	253,183
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | RALI SERIES 2006-QO6 TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	123,788
Investments, current value	25,084
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | RBSGC MORTGAGE LOAN TRUST 2007-B
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	143,059
Investments, current value	67,835
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | SEASONED LOANS STRUCTURED TRANSACTION TRUST SERIES 2019-3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 735,880
Rate of Interest	2.75%
Investments, current value	$ 699,844
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | STRUCTURED ADJUSTABLE RATE MORTGAGE LOAN TRUST SERIES 2004-20
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	48,144
Investments, current value	46,567
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | STRUCTURED ADJUSTABLE RATE MORTGAGE LOAN TRUST SERIES 2006-4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	119,099
Investments, current value	90,864
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | THORNBURG MORTGAGE SECURITIES TRUST 2007-4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	11,831
Investments, current value	11,746
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | TOWD POINT MORTGAGE TRUST 2017-6
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	200,652
Investments, current value	198,042
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | TOWD POINT MORTGAGE TRUST 2018-2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	315,039
Investments, current value	312,264
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | TOWD POINT MORTGAGE TRUST 2019-1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	148,086
Investments, current value	144,714
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | TOWD POINT MORTGAGE TRUST 2019-HY2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	215,762
Investments, current value	219,696
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | TOWD POINT MORTGAGE TRUST 2019-HY3 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	135,265
Investments, current value	135,364
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | TOWD POINT MORTGAGE TRUST 2019-HY3 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	216,424
Investments, current value	216,583
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | VASA TRUST 2021-VASA
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,400,000
Investments, current value	1,379,904
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | WELLS FARGO COMMERCIAL MORTGAGE TRUST 2019-C49
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 300,000
Rate of Interest	4.02%
Investments, current value	$ 298,436
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | WELLS FARGO COMMERCIAL MORTGAGE TRUST 2020-C55
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	2.73%
Investments, current value	$ 468,893
Investment, Identifier [Axis]: OTHER | MISCELLANEOUS INCOME
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1
Investments, current value	$ 1
Investment, Identifier [Axis]: OTHER | PIMCO FDS PAC INVT MGMT OPEN-END FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	1,678,162
Investments, current value	$ 19,869,443
Investment, Identifier [Axis]: OTHER | REPURCHASE AGREEMENT 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,850,060
Rate of Interest	3.84%
Investments, current value	$ 1,850,060
Investment, Identifier [Axis]: OTHER | REPURCHASE AGREEMENT 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 41,249,940
Rate of Interest	3.84%
Investments, current value	$ 41,249,940
Investment, Identifier [Axis]: OTHER | REPURCHASE AGREEMENT 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 6,400,000
Rate of Interest	3.93%
Investments, current value	$ 6,400,000
Investment, Identifier [Axis]: OTHER| FIDELITY GOVERNMENT PORTFOLIO - INST SHARES - FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units (in shares) | shares	371,501,603
Investments, current value	$ 371,501,604
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | FNMA
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,800,000
Rate of Interest	2.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA FNMA SINGLE FAMILY 30YR 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,100,000
Rate of Interest	5.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA FNMA SINGLE FAMILY 30YR 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 50,600,000
Rate of Interest	5.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA GNMA2 SINGLE FAMILY 30YR 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	2.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA GNMA2 SINGLE FAMILY 30YR 10
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 5,015,000
Rate of Interest	5.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA GNMA2 SINGLE FAMILY 30YR 11
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,400,000
Rate of Interest	6.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA GNMA2 SINGLE FAMILY 30YR 12
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	6.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA GNMA2 SINGLE FAMILY 30YR 13
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,528,000
Rate of Interest	6.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA GNMA2 SINGLE FAMILY 30YR 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	2.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA GNMA2 SINGLE FAMILY 30YR 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 200,000
Rate of Interest	2.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA GNMA2 SINGLE FAMILY 30YR 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 200,000
Rate of Interest	2.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA GNMA2 SINGLE FAMILY 30YR 5
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 12,000,000
Rate of Interest	3.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA GNMA2 SINGLE FAMILY 30YR 6
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	4.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA GNMA2 SINGLE FAMILY 30YR 7
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,500,000
Rate of Interest	4.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA GNMA2 SINGLE FAMILY 30YR 8
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	5.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA GNMA2 SINGLE FAMILY 30YR 9
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 5,015,000
Rate of Interest	5.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,800,000
Rate of Interest	2.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 10
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 12,600,000
Rate of Interest	2.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 11
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 12,600,000
Rate of Interest	2.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 12
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 12,600,000
Rate of Interest	2.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 13
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 13,000,000
Rate of Interest	3.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 14
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,080,000
Rate of Interest	3.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 15
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 36,250,000
Rate of Interest	3.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 16
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 6,000,000
Rate of Interest	3.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 17
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,000,000
Rate of Interest	3.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 18
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 16,000,000
Rate of Interest	3.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 19
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 16,247,000
Rate of Interest	3.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,800,000
Rate of Interest	2.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 20
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 25,450,000
Rate of Interest	3.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 21
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 11,000,000
Rate of Interest	4.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 22
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,800,000
Rate of Interest	4.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 23
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 8,900,000
Rate of Interest	4.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 24
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 8,600,000
Rate of Interest	4.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 10,300,000
Rate of Interest	4.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 200,000
Rate of Interest	4.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 27
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 200,000
Rate of Interest	4.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 28
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,300,000
Rate of Interest	4.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 29
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,200,000
Rate of Interest	4.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 5,600,000
Rate of Interest	2.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 30
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,100,000
Rate of Interest	4.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 31
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 7,700,000
Rate of Interest	5.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 32
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 10,500,000
Rate of Interest	5.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 33
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 13,200,000
Rate of Interest	5.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 34
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,045,000
Rate of Interest	5.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 35
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,285,000
Rate of Interest	5.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 36
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 300,000
Rate of Interest	5.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 37
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 25,600,000
Rate of Interest	5.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 38
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 50,600,000
Rate of Interest	5.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 39
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 14,000,000
Rate of Interest	5.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,800,000
Rate of Interest	2.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 40
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 5,800,000
Rate of Interest	6.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 41
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	6.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 42
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 15,000,000
Rate of Interest	6.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 43
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,270,000
Rate of Interest	6.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 44
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 6,066,000
Rate of Interest	6.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 45
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 5,000,000
Rate of Interest	6.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 46
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 5,000,000
Rate of Interest	6.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 47
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 5,000,000
Rate of Interest	6.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 5
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,800,000
Rate of Interest	2.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 6
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,800,000
Rate of Interest	2.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 7
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 5,600,000
Rate of Interest	2.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 8
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 5,600,000
Rate of Interest	2.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 9
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 5,600,000
Rate of Interest	2.00%
Investment, Identifier [Axis]: SYNTHETIC GUARANTEED INVESTMENT CONTRACTS | JPMAM/METLIFE GAC
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.57%
Investments, current value	$ 15,334,283
Investment, Identifier [Axis]: SYNTHETIC GUARANTEED INVESTMENT CONTRACTS | JPMAM/PACIFIC LIFE
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.54%
Investments, current value	$ 15,666,793
Investment, Identifier [Axis]: SYNTHETIC GUARANTEED INVESTMENT CONTRACTS | JPMAM/PRUD'L CONTRACT
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.57%
Investments, current value	$ 15,715,204
Investment, Identifier [Axis]: SYNTHETIC GUARANTEED INVESTMENT CONTRACTS | JPMAM/TRANSAMERICA CONTRACT
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.52%
Investments, current value	$ 16,052,405
Investment, Identifier [Axis]: SYNTHETIC GUARANTEED INVESTMENT CONTRACTS | JPMAM/VOYA CONTRACT MCA
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.51%
Investments, current value	$ 16,129,437
Investment, Identifier [Axis]: SYNTHETIC GUARANTEED INVESTMENT CONTRACTS | JPMC INTERMEDT AGGREGATE SEP ACCT
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	2,267,970,610
Investments, current value	2,189,072,488
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	4.19%
Investments, current value	$ 477,653
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | CANADIAN GOVERNMENT REAL RETURN BOND
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	500,000
Investments, current value	708,621
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | EMIRATE OF ABU DHABI UNITED ARAB EMIRATES
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,000,000
Rate of Interest	1.70%
Investments, current value	$ 1,782,663
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | FEDERAL HOME LOAN BANKS 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 9,018,750
Rate of Interest	1.00%
Investments, current value	$ 8,967,081
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | FEDERAL HOME LOAN BANKS 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 15,000,000
Rate of Interest	4.00%
Investments, current value	$ 15,002,535
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | FEDERAL HOME LOAN BANKS 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	10,000,000
Investments, current value	10,002,050
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | FEDERAL HOME LOAN MORTGAGE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,000,000
Rate of Interest	0.80%
Investments, current value	$ 3,907,984
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | FRENCH REPUBLIC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	2,800,000
Investments, current value	4,022,512
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | FRENCH REPUBLIC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	2,000,000
Investments, current value	2,730,667
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | FRENCH REPUBLIC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	100,000
Investments, current value	114,050
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | GOLDEN STATE TOBACCO SECURITIZATION CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	3.71%
Investments, current value	$ 544,213
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | INTER-AMERICAN DEVELOPMENT BANK
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	14,750,000
Investments, current value	14,758,061
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | INTERNATIONAL BANK FOR RECONSTRUCTION & DEVELOPMENT
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	3,250,000
Investments, current value	3,250,582
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | JAPAN 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	149,000,000
Investments, current value	1,099,469
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | JAPAN 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	203,000,000
Investments, current value	1,497,934
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | JAPAN 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	228,000,000
Investments, current value	1,669,027
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | JAPAN 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	332,000,000
Investments, current value	2,430,337
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | JAPAN 5
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	140,000,000
Investments, current value	921,354
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | JAPAN 6
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	200,000,000
Investments, current value	1,271,169
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | KOREA NATIONAL OIL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	4.88%
Investments, current value	$ 818,468
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | MARICOPA COUNTY INDUSTRIAL DEVELOPMENT AUTHORITY
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 475,000
Rate of Interest	7.38%
Investments, current value	$ 498,287
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | PETROLEOS MEXICANOS
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 600,000
Rate of Interest	6.70%
Investments, current value	$ 598,398
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | REPUBLIC OF CHILE
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 400,000
Rate of Interest	2.75%
Investments, current value	$ 393,684
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | REPUBLIC OF ITALY
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,600,000
Investments, current value	2,278,697
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | REPUBLIC OF THE PHILIPPINES
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	5.00%
Investments, current value	$ 717,761
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | SOUTHERN GAS CORRIDOR CJSC
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 600,000
Rate of Interest	6.88%
Investments, current value	$ 603,898
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | STATE BOARD OF ADMINISTRATION FINANCE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	5.53%
Investments, current value	$ 736,010
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | STATE OF ISRAEL
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	5.50%
Investments, current value	$ 828,406
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | TEXAS NATURAL GAS SECURITIZATION FINANCE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	5.17%
Investments, current value	$ 509,925
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 1
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	7,670,000
Investments, current value	7,654,838
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 10
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	300,000
Investments, current value	149,206
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 100
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	7,000,000
Investments, current value	7,661,867
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 101
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	10,900,000
Investments, current value	11,393,632
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 102
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	6,000,000
Investments, current value	5,948,961
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 11
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 10,400,000
Rate of Interest	1.13%
Investments, current value	$ 6,557,281
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 12
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	300,000
Investments, current value	140,766
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 13
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	4,760,000
Investments, current value	5,336,773
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 14
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,100,000
Rate of Interest	1.63%
Investments, current value	$ 580,422
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 15
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,990,000
Investments, current value	2,895,239
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 16
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 11,600,000
Rate of Interest	1.88%
Investments, current value	$ 8,134,500
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 17
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	2,100,000
Investments, current value	1,416,963
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 18
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	3,100,000
Investments, current value	2,091,707
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 19
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 4,260,000
Rate of Interest	1.88%
Investments, current value	$ 2,392,423
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	28,000,000
Investments, current value	38,258,760
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 20
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	600,000
Investments, current value	436,763
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 21
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,000,000
Rate of Interest	2.00%
Investments, current value	$ 1,177,969
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 22
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	2,990,000
Investments, current value	2,176,536
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 23
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,225,000
Rate of Interest	2.00%
Investments, current value	$ 705,236
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 24
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 7,409,900
Rate of Interest	2.25%
Investments, current value	$ 4,668,526
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,125,400
Rate of Interest	2.38%
Investments, current value	$ 712,607
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,310,000
Rate of Interest	2.38%
Investments, current value	$ 1,490,582
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 27
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,200,000
Investments, current value	1,208,224
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 28
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,400,000
Rate of Interest	2.50%
Investments, current value	$ 1,706,719
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 29
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	4,990,000
Investments, current value	5,024,197
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	16,000,000
Investments, current value	15,993,858
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 30
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 10,600,000
Rate of Interest	2.88%
Investments, current value	$ 7,441,117
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 31
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,100,000
Rate of Interest	3.00%
Investments, current value	$ 1,569,258
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 32
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	3,541,000
Investments, current value	3,412,483
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 33
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	300,000
Investments, current value	278,949
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 34
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,300,000
Rate of Interest	3.00%
Investments, current value	$ 1,701,551
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 35
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	3,480,000
Investments, current value	3,235,803
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 36
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 600,000
Rate of Interest	3.00%
Investments, current value	$ 446,156
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 37
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	3.13%
Investments, current value	$ 533,887
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 38
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 9,500,000
Rate of Interest	3.13%
Investments, current value	$ 7,548,789
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 39
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,700,000
Rate of Interest	3.25%
Investments, current value	$ 2,260,090
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 4
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	11,790,000
Investments, current value	11,733,954
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 40
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	3.38%
Investments, current value	$ 662,781
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 41
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,200,000
Rate of Interest	4.63%
Investments, current value	$ 1,182,422
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 42
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,800,000
Rate of Interest	3.38%
Investments, current value	$ 2,224,688
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 43
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,400,000
Rate of Interest	3.88%
Investments, current value	$ 2,166,937
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 44
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	3,970,000
Investments, current value	4,181,834
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 45
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,500,000
Rate of Interest	3.88%
Investments, current value	$ 3,151,367
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 46
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,174,000
Rate of Interest	4.00%
Investments, current value	$ 2,919,708
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 47
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,500,000
Rate of Interest	4.00%
Investments, current value	$ 1,306,406
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 48
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 8,600,000
Rate of Interest	4.13%
Investments, current value	$ 8,746,469
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 49
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 122,000
Rate of Interest	4.25%
Investments, current value	$ 123,144
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 5
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	15,600,000
Investments, current value	15,473,517
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 50
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 1,200,000
Rate of Interest	4.25%
Investments, current value	$ 1,089,750
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 51
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 598,000
Rate of Interest	4.38%
Investments, current value	$ 584,638
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 52
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 3,475,000
Rate of Interest	4.38%
Investments, current value	$ 3,331,249
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 53
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,700,000
Rate of Interest	4.63%
Investments, current value	$ 2,612,672
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 54
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 2,577,000
Rate of Interest	4.88%
Investments, current value	$ 2,611,628
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 55
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	5,490,000
Investments, current value	7,307,961
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 56
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	9,736,000
Investments, current value	15,242,746
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 57
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	15,398,000
Investments, current value	19,964,041
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 58
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	3,180,000
Investments, current value	4,977,935
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 59
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	4,880,000
Investments, current value	6,195,756
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 6
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	7,700,000
Investments, current value	7,628,415
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 60
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	8,880,000
Investments, current value	10,658,330
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 61
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	8,670,000
Investments, current value	10,112,451
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 62
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	12,200,000
Investments, current value	13,092,859
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 63
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	13,300,000
Investments, current value	13,953,651
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 64
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	13,100,000
Investments, current value	13,801,066
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 65
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	18,900,000
Investments, current value	19,850,595
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 66
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,380,000
Investments, current value	2,056,451
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 67
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	7,280,000
Investments, current value	8,509,335
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 68
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	200,000
Investments, current value	206,969
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 69
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	3,630,000
Investments, current value	3,756,483
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 7
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	7,500,000
Investments, current value	7,413,338
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 70
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	100,000
Investments, current value	97,161
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 71
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	3,591,000
Investments, current value	3,489,051
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 72
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	500,000
Investments, current value	308,713
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 73
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	2,800,000
Investments, current value	1,728,791
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 74
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	600,000
Investments, current value	511,939
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 75
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	3,100,000
Investments, current value	2,645,017
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 76
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,600,000
Investments, current value	1,525,252
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 77
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	5,000,000
Investments, current value	4,766,413
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 78
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	300,000
Investments, current value	293,592
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 79
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	5,300,000
Investments, current value	5,186,784
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 8
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	$ 6,651,000
Rate of Interest	2.88%
Investments, current value	$ 4,792,097
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 80
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	6,900,000
Investments, current value	7,811,982
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 81
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	5,324,000
Investments, current value	11,245,794
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 82
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	12,800,000
Investments, current value	13,837,229
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 83
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,300,000
Investments, current value	1,397,637
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 84
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	1,910,000
Investments, current value	4,075,818
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 85
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	8,300,000
Investments, current value	8,923,376
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 86
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	18,900,000
Investments, current value	19,430,734
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 87
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	269,000
Investments, current value	544,680
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 88
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	8,345,000
Investments, current value	11,268,717
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 89
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	11,530,000
Investments, current value	15,165,483
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 9
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	23,800,000
Investments, current value	7,456,655
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 90
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	9,110,000
Investments, current value	11,675,972
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 91
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	7,923,000
Investments, current value	9,717,794
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 92
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	6,240,000
Investments, current value	7,481,333
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 93
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	24,740,000
Investments, current value	27,858,700
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 94
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	20,000,000
Investments, current value	21,032,048
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 95
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	14,600,000
Investments, current value	15,259,792
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 96
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	19,100,000
Investments, current value	19,906,939
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 97
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	18,400,000
Investments, current value	18,610,919
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 98
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	27,300,000
Investments, current value	32,223,483
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 99
EBP, Schedule of Asset Held for Investment [Line Items]
Par or Maturity Value	8,200,000
Investments, current value	$ 9,080,406